                            File Numbers  033-12333
                                          811-04294


                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


              Post-Effective Amendment Number         X       29

                                                    ----     ----

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


              Amendment Number                        X      208

                                                     ----    ----

                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                       MINNESOTA LIFE INSURANCE COMPANY
            (formerly The Minnesota Mutual Life Insurance Company)

                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.
                      Vice President and General Counsel
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

[_]immediately upon filing pursuant to paragraph (b)

[X]on May 1, 2013 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a)(i)
[_]on (date) pursuant to paragraph (a)(i)
[_]75 days after filing pursuant to paragraph (a)(ii)
[_]on (date) pursuant to paragraph (a)(ii).

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
      Variable Annuity Contracts

                           FLEXIBLE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                           https://www.securian.com
      (University of Minnesota retirement plan participants should call:
                               1-800-421-3334 or
                     visit https://umnplans.securian.com)

This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by Minnesota Life Insurance Company. The contract may be used in connection with certain types of retirement plans.

The Variable Annuity Account invests in the Fund portfolios listed below. The availability of the Fund portfolios depends on whether your contract is part of the University of Minnesota retirement plan (UMOA contract -- Optional 403(b) plan or Optional 457 plan) or if you purchased the individual Megannuity contract. The Fund portfolios available with each contract are as follows:

MEGANNUITY                               FUND                                UMOA
----------                                ----                               ----
            AMERICAN FUNDS INSURANCE SERIES(R)
            Global Bond Fund/SM/ -- Class 2 Shares                            X
            Global Growth Fund/SM/ -- Class 2 Shares                          X
            Global Small Capitalization Fund/SM/ -- Class 2 Shares            X
            International Fund/SM/ -- Class 2 Shares                          X
            New World Fund(R) -- Class 2 Shares                               X
            U.S. Government/AAA-Rated Securities Fund/SM/ -- Class 2 Shares   X
            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
    X       Contrafund(R) Portfolio -- Service Class 2 Shares
    X       Equity-Income Portfolio -- Service Class 2 Shares
    X       Mid Cap Portfolio -- Service Class 2 Shares
            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    X       Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares   X
    X       Templeton Developing Markets Securities Fund -- Class 2 Shares    X
            IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
    X       Ivy Funds VIP Balanced                                            X
    X       Ivy Funds VIP Core Equity                                         X
    X       Ivy Funds VIP Growth                                              X
    X       Ivy Funds VIP International Core Equity                           X
    X       Ivy Funds VIP Micro Cap Growth                                    X
    X       Ivy Funds VIP Small Cap Growth                                    X
    X       Ivy Funds VIP Small Cap Value                                     X
    X       Ivy Funds VIP Value                                               X
            JANUS ASPEN SERIES
    X       Forty Portfolio -- Service Shares                                 X
    X       Overseas Portfolio -- Service Shares                              X

    MEGANNUITY                           FUND                           UMOA
    ----------                           ----                           ----
                SECURIAN FUNDS TRUST
        X       Advantus Bond Fund -- Class 2 Shares                     X
        X       Advantus Index 400 Mid-Cap Fund -- Class 2 Shares        X
        X       Advantus Index 500 Fund -- Class 2 Shares                X
        X       Advantus International Bond Fund -- Class 2 Shares       X
        X       Advantus Money Market Fund                               X
        X       Advantus Mortgage Securities Fund -- Class 2 Shares      X
        X       Advantus Real Estate Securities Fund -- Class 2 Shares   X

If your contract is part of the University of Minnesota retirement plan, please see the section entitled "General Descriptions -- Variable Annuity Account" for limitations on the Fund Portfolios available to you.

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 (U of M retirement plan participants please call 1-800-421-3334) or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

  THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                       THE FUND PORTFOLIOS SHOWN ABOVE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                                   EXCHANGE
COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
     PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2013

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SHOULD NOT BE RELIED UPON.

TABLE OF CONTENTS


        SPECIAL TERMS                                                 1

        QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS
                                                                      2

        EXPENSE TABLE
                                                                      4

        GENERAL DESCRIPTIONS
                                                                      7
              Minnesota Life Insurance Company                        7
              Variable Annuity Account                                7
              The Funds                                               8
              Additions, Deletions or Substitutions                   9
              Payments Made by or to Underlying Mutual Funds         10

        CONTRACT CHARGES
                                                                     11
              Administrative Charge                                  11
              Premium Taxes                                          11

        VOTING RIGHTS
                                                                     11

        DESCRIPTION OF THE CONTRACT
                                                                     12
              General Provisions                                     12
              Annuity Payments and Options                           13
              Death Benefits                                         18
              Purchase Payments and Value of the Contract            19
              Abandoned Property Requirements                        19
              Redemptions                                            23

        FEDERAL TAX STATUS
                                                                     24

        PERFORMANCE DATA
                                                                     31

        STATEMENT OF ADDITIONAL INFORMATION
                                                                     31

        APPENDIX A -- CONDENSED FINANCIAL INFORMATION
                                                                    A-1

        APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES
                                                                    B-1

        APPENDIX C -- TYPES OF QUALIFIED PLANS
                                                                    C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting device used to determine the value of a contract before annuity payments begin.

Accumulation Value: your interest in this contract composed of your interest in one or more Sub-Accounts of the Variable Annuity Account.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting device used to determine the amount of annuity payments.

Code:  the Internal Revenue Code of 1986, as amended.

Contract Owner: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

Fund(s) or Portfolio(s): the mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following. Certain plans or groups restrict which Portfolios are available.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

Purchase Payments:  amounts paid to us under a contract.

Separate Account:  see definition of Variable Annuity Account.

Valuation Date or Valuation Days: each date on which a Fund Portfolio is valued.

Variable Annuity Account: a separate investment account called the Variable Annuity Account, where the investment experience of its assets is kept separate from our other assets.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the Contract Owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant". These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT CONTRACT IS OFFERED BY THIS PROSPECTUS?

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments under your contract to the Variable Annuity Account. The Variable Annuity Account invests in one or more Portfolios of the Fund according to your instructions. There are no interest or principal guarantees.

The contracts are offered for use in connection with certain retirement plans and other circumstances including:

  .   members of the faculty and employees of the University of Minnesota;

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. Certain plans or groups may restrict which Portfolios are available. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios. Under some contracts, transfers may be restricted dependent upon the source of purchase payments. Additional information can be found in this Prospectus. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of .15% of the net asset value of the Variable Annuity Account for contract administration. We reserve the right to increase the charge to not more than .35% of the net asset value of the Variable Annuity Account.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.19% to 1.60% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to make a charge of up to $25 for transfers among sub-accounts occurring more frequently than once a month. We also reserve the right to assess a one time administrative charge of $100 if you exchange this contract for another of our variable annuity contracts.

The Expense Tables that follow provide detailed cost and expense information.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

Contract Owner Transaction Expenses

                     SALES LOAD IMPOSED ON PURCHASES
                                                      None

                     DEFERRED SALES LOAD
                                                      None

                     SURRENDER FEES
                                                      None

                     TRANSFER FEE*
                        Maximum Charge                $10*
                        Current Charge                None

*(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                           MAXIMUM
                                                   CURRENT POSSIBLE
                                                   CHARGE   CHARGE
            -                                      ------- --------
            Administrative Charge                   .15%     .35%
                                                    ----     ----
            Total Separate Account Annual Expense   .15%     .35%
                                                    ====     ====

There are no mortality and expense risk or other separate account annual expenses for this contract. We reserve the right to increase the administrative charge to not more than the amount shown in the column "Maximum Possible Charge".

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.


                                                                         MINIMUM MAXIMUM
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES                        ------- -------
(expenses that are deducted from portfolio assets, including management   0.50%   1.60%
fees, distribution and/or service (12b-1) fees, and other expenses)

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of .15%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:


                                      IF YOU SURRENDERED, ANNUITIZED OR
                                      HELD YOUR CONTRACT AT THE END OF
                                        THE APPLICABLE TIME PERIOD
                                      -------------------------------
                                      1 YEAR   3 YEARS 5 YEARS 10 YEARS
                                      ------   ------- ------- --------
          MAXIMUM PORTFOLIO EXPENSES   $178     $551    $949    $2,062
          MINIMUM PORTFOLIO EXPENSES   $ 66     $207    $361    $  807


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of .35%, the annual contract fee and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      IF YOU SURRENDERED, ANNUITIZED OR
                                      HELD YOUR CONTRACT AT THE END OF
                                        THE APPLICABLE TIME PERIOD
                                      -------------------------------
                                      1 YEAR   3 YEARS 5 YEARS 10 YEARS
                                      ------   ------- ------- --------
          MAXIMUM PORTFOLIO EXPENSES   $198     $612   $1,052   $2,275
          MINIMUM PORTFOLIO EXPENSES   $ 86     $270   $  470   $1,045


The examples contained in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix entitled "Condensed Financial Information." The financial statements of the Variable Annuity Account and Minnesota Life Insurance Company may be found in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make partial withdrawals of the accumulation value of your contract before an annuity begins. Your requests for withdrawals must be in writing and on a Minnesota Life form. A penalty tax may be assessed upon withdrawals from annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, in California, the free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary named in the contract application. In the case of joint owners, this amount would be payable at the death of the second owner. The death benefit payable to the beneficiary upon the death of the contract owner during the accumulation period is equal to the greater of:

  .   the accumulation value payable at death;

  .   the total amount of your purchase, less all partial withdrawals.

If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

  .   a life annuity;

  . a life annuity with a period certain of either 120 months, 180 months or 240 months;

  .   a joint and last survivor annuity and;

  .   a period certain annuity.

Each annuity option may be elected as either a variable annuity of fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the underlying Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com (U of M retirement plan participants may call: 1-800-421-3334 and internet access: https://umnplans.securian.com). We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account currently has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

The University of Minnesota provides tax-deferred annuities and custodial funds in accordance with section 403(b) as amended by section 415, of the Code. The University of Minnesota has separated its plan into two sections: The Basic Plan, which is that portion of the plan that relates to the Faculty Retirement Plan; and the Optional Plan, which is that portion of the plan which relates to the purchase of optional annuities and mutual funds.

When this contract is used in association with the University of Minnesota Basic Plan, purchase payments may be allocated only to the following Sub-Accounts: Money Market Account and Bond Account. When this contract is used in association with the Optional Plan, purchase payments may be allocated to the sub-accounts described on the cover page with the exception of the Fidelity Variable Insurance Products Funds portfolios. In addition, contracts issued in association with the Basic Plan and Optional Plan do not allow amounts to be transferred between the two Plans.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.

                                                            INVESTMENT                               INVESTMENT
               FUND/PORTFOLIO                                 ADVISER                                SUB-ADVISER
               --------------                                 -------                                -----------
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ - Class 2 Shares         Capital Research and Management Company
Global Growth Fund/SM/ - Class 2 Shares       Capital Research and Management Company
Global Small Capitalization Fund/SM/ -        Capital Research and Management Company
Class 2 Shares
International Fund/SM/ - Class 2 Shares       Capital Research and Management Company
New World Fund(R) - Class 2 Shares            Capital Research and Management Company
U.S. Government/AAA-Rated Securities          Capital Research and Management Company
Fund/SM/ - Class 2 Shares
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Contrafund(R) Portfolio - Service Class       Fidelity Management & Research Company   Fidelity Management & Research
2 Shares                                                                               Company (FMR) is the fund's manager.
                                                                                       FMR Co., Inc. and other affiliates of
                                                                                       FMR serve as sub-advisers for the fund.
Equity-Income Portfolio - Service Class       Fidelity Management & Research Company   Fidelity Management & Research
2 Shares                                                                               Company (FMR) is the fund's manager.
                                                                                       FMR Co., Inc. and other affiliates of
                                                                                       FMR serve as sub-advisers for the fund.
Mid Cap Portfolio - Service Class 2           Fidelity Management & Research Company   Fidelity Management & Research
Shares                                                                                 Company (FMR) is the fund's manager.
                                                                                       FMR Co., Inc. and other affiliates of
                                                                                       FMR serve as sub-advisers for the fund.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                              Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth Securities Fund
- Class 2 Shares
Templeton Developing Markets Securities       Templeton Asset Management Ltd.
Fund - Class 2 Shares
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Balanced                        Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Core Equity                     Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Growth                          Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP International Core Equity       Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Micro Cap Growth                Waddell & Reed Investment Management     Wall Street Associates
                                              Company
Ivy Funds VIP Small Cap Growth                Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Small Cap Value                 Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Value                           Waddell & Reed Investment Management
                                              Company
JANUS ASPEN SERIES
Forty Portfolio - Service Shares              Janus Capital Management LLC
Overseas Portfolio - Service Shares           Janus Capital Management LLC

                                                    INVESTMENT                    INVESTMENT
            FUND/PORTFOLIO                            ADVISER                     SUB-ADVISER
            --------------                            -------                     -----------
SECURIAN FUNDS TRUST
Advantus Bond Fund - Class 2 Shares      Advantus Capital Management, Inc.
Advantus Index 400 Mid-Cap Fund -        Advantus Capital Management, Inc.
Class 2 Shares
Advantus Index 500 Fund - Class 2 Shares Advantus Capital Management, Inc.
Advantus International Bond Fund -       Advantus Capital Management, Inc.  Franklin Advisers, Inc.
Class 2 Shares
Advantus Money Market Fund*              Advantus Capital Management, Inc.
Advantus Mortgage Securities Fund -      Advantus Capital Management, Inc.
Class 2 Shares
Advantus Real Estate Securities Fund -   Advantus Capital Management, Inc.
Class 2 Shares

*Although the Advantus Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Advantus Money Market Fund. An investment in the Advantus Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Advantus Money Market Fund may become extremely low and possibly negative.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new Portfolio or mutual fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine. We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Contract with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of

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interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

E. PAYMENTS MADE BY OR TO UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund.

A marketing expense allowance is paid to American Funds Distributors (AFD) by Minnesota Life in consideration of the marketing assistance AFD provides to Minnesota Life. This allowance, which ranges from 0.10% to 0.16% is based on the dollar amount of new and subsequent purchase payments (but excludes transfers from other sub-accounts) allocated to the American Funds Insurance Series(R) sub-accounts available through the variable annuity contract.

When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

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Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

CONTRACT CHARGES

A. ADMINISTRATIVE CHARGE

We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue criteria, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Fund for investment, the preparation and mailing of periodic reports and the performance of other services.

We currently make a deduction from the Variable Annuity Account at the annual rate of .15% for these services. We reserve the right to increase this administrative charge to not more than .35%.

The administrative charge is designed to cover the administrative expenses incurred by us under the contract. We do not expect to recover from the charge any amount in excess of our accumulated expenses associated with the administration of the contract.

B. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted from purchase payments.

VOTING RIGHTS

We will vote the Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account.

During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

                                                                        Page 11

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We shall notify each contract owner or annuitant of a Fund shareholders'
meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

DESCRIPTION OF THE CONTRACT

A. GENERAL PROVISIONS

1. Type of Contract Offered

Flexible Payment Deferred Variable Annuity Contract

The contract may be used in connection with all types of plans, or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to timing and amount.

2. Issuance of Contracts

The contract is issued to you, the contract owner named in the application. You may be the annuitant or may specify someone else to be the annuitant.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities) then:

  . your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and;

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, the interest of any person in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

You choose when to make purchase payments. There is no minimum amount which is to be allocated to any Sub-Account of the Variable Annuity Account however, purchase payments must be in U.S. dollars.

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In the Variable Annuity Account, your purchase payments are invested in the
Funds according to your instructions. We will return your initial payment within five business days if:

  . your application fails to specify which Portfolios you desire, or is otherwise incomplete, and

  . you do not consent to our retention of your initial payment until the application is made complete.

The contract permits us to cancel your contract, and pay you its accumulation value if:

  . no purchase payments are made for a period of two or more full contract years and;

  . the total purchase payments made, less any withdrawals and associated charges are less than $2,000, and;

  .   the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

We will pay any single sum payment within seven days after the date the payment is called for by terms of the contract; unless the payment is postponed for:

  . any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

  . any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

  . such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contract is non-participating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. When we make any distribution of dividends, it may take the form of additional payments to annuitants or the crediting of additional accumulation units. We do not anticipate making dividend payments under this contract.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your

                                                                        Page 13

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contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified Contract with a life contingent option or a period certain of 10 years or more, the cost basis in the Contract will be allocated pro rata between each portion of the Contract. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a)the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b)the age and gender of the annuitant and any joint annuitant,

(c)the type of annuity payment option you select, and

(d)the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

2. Electing the Retirement Date and Annuity Option

You may elect to begin annuity payments on the first day of any month after the 50th birthday of the annuitant and before the 75th birthday of the annuitant. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:

  .   the 65th birthday of the annuitant, or

  . five years (i.e., the fifth contract anniversary) after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks.

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The contract permits an annuity payment to begin on the first day of any month.
The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

3. Annuity Options

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

                                                                        Page 15

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4. Determination of Amount of First Monthly Annuity Payment

The contract value is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 3.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 3.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 3.50%. Other assumed investment returns may be available. Please contact us for additional information.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each Sub-Account times the annuity unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

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6. Value of the Annuity Unit

The value of an annuity unit for a Sub-Account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

  .   .997137, and,

  . the ratio of the value of the accumulation unit for that Sub-Account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.997137 is a factor to neutralize the assumed net investment rate, discussed in
      Section 4 above, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead).

The value of an annuity unit for a Sub-Account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. Amounts held as annuity reserves may be transferred among the variable annuity Sub-Accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer.

  . The transfer of an annuity reserve amount from any Sub-Account must be at least equal to $5,000 or the entire amount of the reserve remaining in that Sub-Account, if less.

  . Annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months.

  . We must receive the written request for an annuity transfer more than thirty days in advance of the due date of the annuity payment subject to the transfer.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

                                                                        Page 17

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Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity Sub-Account transfers will apply in this case as well. The amount transferred will then be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

If the owner dies before annuity payments begin, the amount payable at death will be the accumulation value next determined after we receive due proof of death at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within seven days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death.

The contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

  .   the amount of the accumulation value payable at death; or

  . the amount of the total purchase payments paid to us as consideration for this contract, less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only if annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of the contract interest is payable to the owner's designated beneficiary who is also the surviving spouse of the owner, that spouse shall be treated as the contract owner for purposes of determining:

  .   when payments must begin, and

  .   the time of distribution in the event of that spouse's death.

Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the guaranteed death benefit provision of the Contract. Participants under the U of M plan may be subject to differing procedures.

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

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.


ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.


D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, a contract will be issued.

If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until the valuation date coincident with or next following the date we receive a completed application. We will offer to return your initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each Sub-Account by the then current accumulation unit value for that Sub-Account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Fund.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time) on each day, Monday through Friday, except:

  . days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

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  .   days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and

  . customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units so determined will be applicable to all purchase payments received by us at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the Exchange will be the value determined on the next valuation date.

2. Transfers

Values may be transferred among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. (U of M participants may effect these transactions via the internet at www.umnplans.securian.com). We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. There is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) and 457 contracts and IRA contracts. In addition, you will not be able to make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the

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applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

3. Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .   the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

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  .   the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Speculative Investing

Do not purchase this Contract if you plan to use it, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract you represent and warrant that you are not using this Contract, for speculation, arbitrage, viatication or any other type of collective investment scheme.

4. Value of the Contract

The accumulation value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner will be advised periodically of the number of accumulation units credited to the contract, the current value of an accumulation unit, and the total value of the contract.

5. Accumulation Unit Value

The value of an accumulation unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account for this class of contract. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor for the applicable Sub-Account (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For any Sub-Account, the net investment factor for a valuation period is the gross investment rate for such Sub-Account for the valuation period, less a deduction for the administrative charge at the current rate of .15% per annum.

The gross investment rate is equal to:

  . the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus

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  .   the per share amount of any dividend or capital gain distribution by the
      Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

  . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Prior to the date annuity payments begin you may make partial withdrawals from your contract for amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is: (651) 665-7942. There are risks associated with not requiring original signatures in order to disburse contractholder monies. However, we have procedures designed to provide reasonable assurance that such authorizations are genuine. Payment of a withdrawal or surrender request will be made to you within 7 days after we receive your completed request.

Your accumulation value will be reduced by the amount of the withdrawal. Unless you instruct us otherwise, withdrawals will be made from the Sub-Accounts on a pro-rata basis. We will waive the applicable dollar amount limitation:

  .   on withdrawals where a systematic withdrawal program is in place and

  . such a smaller amount satisfies the minimum distribution requirements of the Code.

For systematic withdrawals, the maximum number of sub-accounts which may be used is twenty. Unless you instruct us otherwise, systematic withdrawals will be made from the sub-accounts on a pro-rata basis if accumulation values are in no more than twenty sub-accounts. If more than twenty sub-accounts have accumulation values, we will need instructions as to those sub-accounts from which systematic withdrawals are to be made.

The contract provides that prior to the commencement of annuity payments, you may elect to surrender the contract for its accumulation value. You will receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender, or you may elect an annuity.

Once annuity payments have commenced for an annuitant, the annuitant cannot surrender his/her annuity benefit and receive a single sum settlement in lieu thereof.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

  .   the accumulation value of the contract or

  .   the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be extended. For example, in California, the free look period is 30 days. These rights are subject to change and may vary among the states.

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The liability of the Variable Annuity Account under the foregoing is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay for any amounts necessary to make our refund to you equal to your purchase payments.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

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TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in

                                                                        Page 25

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order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser of Securian Funds Trust is an affiliate of ours, we do not control Securian Funds Trust or the investments of its Funds. Nonetheless, we believe that each Fund of Securian Funds Trust in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT


In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable

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annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the "investment in the contract" to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX


Beginning in 2013, distribution from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of


                                                                        Page 27

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distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .   where the taxpayer is 59 1/2 or older,

  .   where payment is made on account of the taxpayer's disability, or

  .   where payment is made by reason of the death of the owner, and

  .   in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

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The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .   contributions in excess of specified limits;

  .   distributions prior to age 59 1/2 (subject to certain exceptions);

  . distributions that do not conform to specified minimum distribution rules; and

  .   other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations treat partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD requirements. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

         .   over the life or life expectancy of the employee,

         . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

         .   for a specified period of ten years or more;

  .   a required minimum distribution;

  .   a hardship distribution; or

  .   the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement. It may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the variable annuity contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION




    The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.



                                                                                        YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                                                    2012      2011      2010      2009      2008      2007      2006      2005
                                                  --------- --------- --------- --------- --------- --------- --------- ---------
Advantus Bond Sub-Account (o):
 Unit value at beginning of period...............     $4.54     $4.21     $3.85     $3.34     $3.86     $3.78     $3.62     $3.54
 Unit value at end of period.....................     $4.86     $4.54     $4.21     $3.85     $3.34     $3.86     $3.78     $3.62
 Number of units outstanding at end of period.... 1,372,661 1,313,134 1,369,231 1,427,120 1,278,466 1,232,641 1,138,518 1,298,671
Advantus Index 400 Mid-Cap Sub-Account (o):
 Unit value at beginning of period...............     $2.81     $2.88     $2.29     $1.68     $2.65     $2.47     $2.25     $2.02
 Unit value at end of period.....................     $3.29     $2.81     $2.88     $2.29     $1.68     $2.65     $2.47     $2.25
 Number of units outstanding at end of period.... 2,440,501 2,119,450 1,933,630 1,618,836 1,438,200 1,279,969 1,084,347 1,197,622
Advantus Index 500 Sub-Account (o):
 Unit value at beginning of period...............     $5.68     $5.60     $4.90     $3.90     $6.22     $5.93     $5.15     $4.94
 Unit value at end of period.....................     $6.55     $5.68     $5.60     $4.90     $3.90     $6.22     $5.93     $5.15
 Number of units outstanding at end of period.... 3,066,653 2,885,330 2,918,259 2,796,597 2,712,986 2,604,016 2,497,083 2,673,222
Advantus International Bond Sub-Account (o):
 Unit value at beginning of period...............     $2.37     $2.38     $2.09     $1.78     $1.71     $1.57     $1.51     $1.66
 Unit value at end of period.....................     $2.75     $2.37     $2.38     $2.09     $1.78     $1.71     $1.57     $1.51
 Number of units outstanding at end of period.... 1,250,264 1,215,759 1,178,999 1,016,910   802,427   513,065   465,057   508,745
Advantus Money Market Sub-Account (o):
 Unit value at beginning of period...............     $2.37     $2.37     $2.37     $2.37     $2.33     $2.23     $2.14     $2.09
 Unit value at end of period.....................     $2.36     $2.37     $2.37     $2.37     $2.37     $2.33     $2.23     $2.14
 Number of units outstanding at end of period.... 1,699,239 1,855,469 1,309,741 1,109,109 1,322,818 1,089,643   764,291   776,605
Advantus Mortgage Securities Sub-Account (o):
 Unit value at beginning of period...............     $4.46     $4.18     $3.92     $3.64     $4.18     $4.06     $3.86     $3.76
 Unit value at end of period.....................     $4.60     $4.46     $4.18     $3.92     $3.64     $4.18     $4.06     $3.86
 Number of units outstanding at end of period....   304,792   328,593   315,683   318,681   335,321   390,553   486,528   507,944
Advantus Real Estate Securities Sub-Account (o):
 Unit value at beginning of period...............     $3.02     $2.87     $2.23     $1.79     $2.82     $3.35     $2.57     $2.32
 Unit value at end of period.....................     $3.56     $3.02     $2.87     $2.23     $1.79     $2.82     $3.35     $2.57
 Number of units outstanding at end of period....   858,896   698,444   643,536   682,342   679,926   878,733 1,141,295 1,070,083
American Funds Insurance Series Global Bond
 Sub-Account (p):
 Unit value at beginning of period...............     $1.00
 Unit value at end of period.....................     $1.03
 Number of units outstanding at end of period....   179,348
American Funds Insurance Series Global Growth
 Sub-Account (q):
 Unit value at beginning of period...............     $1.00
 Unit value at end of period.....................     $1.09
 Number of units outstanding at end of period....    71,852
American Funds Insurance Series Global Small Cap
 Sub-Account (r):
 Unit value at beginning of period...............     $1.00
 Unit value at end of period.....................     $1.05
 Number of units outstanding at end of period....     3,089
American Funds Insurance Series International
 Sub-Account (s):
 Unit value at beginning of period...............     $1.00
 Unit value at end of period.....................     $1.07
 Number of units outstanding at end of period....    26,873
American Funds Insurance Series New World
 Sub-Account (t):
 Unit value at beginning of period...............     $1.00
 Unit value at end of period.....................     $1.07
 Number of units outstanding at end of period....   131,188
American Funds Insurance Series U.S. Government/
 AAA-Rated Securities Sub-Account (u):
 Unit value at beginning of period...............     $1.00
 Unit value at end of period.....................     $1.01
 Number of units outstanding at end of period....    35,363
Fidelity(R) VIP Contrafund(R) Sub-Account:
 Unit value at beginning of period...............     $1.47     $1.51     $1.30     $0.96     $1.67     $1.43     $1.28     $1.10
 Unit value at end of period.....................     $1.70     $1.47     $1.51     $1.30     $0.96     $1.67     $1.43     $1.28
 Number of units outstanding at end of period....   357,860   359,746   358,633   401,485   446,888   532,469   585,985   614,298
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period...............     $1.40     $1.39     $1.21     $0.93     $1.64     $1.62     $1.35     $1.28
 Unit value at end of period.....................     $1.63     $1.40     $1.39     $1.21     $0.93     $1.64     $1.62     $1.35
 Number of units outstanding at end of period....   224,431   236,527   259,146   272,663   307,647   400,885   383,000   360,838



                                                  --------------------
                                                    2004      2003
                                                  --------- ---------
Advantus Bond Sub-Account (o):
 Unit value at beginning of period...............     $3.38     $3.21
 Unit value at end of period.....................     $3.54     $3.38
 Number of units outstanding at end of period.... 1,442,104 1,323,019
Advantus Index 400 Mid-Cap Sub-Account (o):
 Unit value at beginning of period...............     $1.74     $1.30
 Unit value at end of period.....................     $2.02     $1.74
 Number of units outstanding at end of period....   839,447   689,419
Advantus Index 500 Sub-Account (o):
 Unit value at beginning of period...............     $4.48     $3.51
 Unit value at end of period.....................     $4.94     $4.48
 Number of units outstanding at end of period.... 2,803,470 2,819,730
Advantus International Bond Sub-Account (o):
 Unit value at beginning of period...............     $1.49     $1.24
 Unit value at end of period.....................     $1.66     $1.49
 Number of units outstanding at end of period....   494,033   574,356
Advantus Money Market Sub-Account (o):
 Unit value at beginning of period...............     $2.08     $2.07
 Unit value at end of period.....................     $2.09     $2.08
 Number of units outstanding at end of period....   903,863 1,052,431
Advantus Mortgage Securities Sub-Account (o):
 Unit value at beginning of period...............     $3.59     $3.45
 Unit value at end of period.....................     $3.76     $3.59
 Number of units outstanding at end of period....   556,006   645,952
Advantus Real Estate Securities Sub-Account (o):
 Unit value at beginning of period...............     $1.71     $1.21
 Unit value at end of period.....................     $2.32     $1.71
 Number of units outstanding at end of period.... 1,133,763   669,137
American Funds Insurance Series Global Bond
 Sub-Account (p):
 Unit value at beginning of period...............
 Unit value at end of period.....................
 Number of units outstanding at end of period....
American Funds Insurance Series Global Growth
 Sub-Account (q):
 Unit value at beginning of period...............
 Unit value at end of period.....................
 Number of units outstanding at end of period....
American Funds Insurance Series Global Small Cap
 Sub-Account (r):
 Unit value at beginning of period...............
 Unit value at end of period.....................
 Number of units outstanding at end of period....
American Funds Insurance Series International
 Sub-Account (s):
 Unit value at beginning of period...............
 Unit value at end of period.....................
 Number of units outstanding at end of period....
American Funds Insurance Series New World
 Sub-Account (t):
 Unit value at beginning of period...............
 Unit value at end of period.....................
 Number of units outstanding at end of period....
American Funds Insurance Series U.S. Government/
 AAA-Rated Securities Sub-Account (u):
 Unit value at beginning of period...............
 Unit value at end of period.....................
 Number of units outstanding at end of period....
Fidelity(R) VIP Contrafund(R) Sub-Account:
 Unit value at beginning of period...............     $0.96     $0.75
 Unit value at end of period.....................     $1.10     $0.96
 Number of units outstanding at end of period....   523,325   491,589
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period...............     $1.15     $0.89
 Unit value at end of period.....................     $1.28     $1.15
 Number of units outstanding at end of period....   439,252   425,493

                                                                                        YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------------
                                                   2012      2011      2010      2009      2008      2007      2006      2005
                                                 --------- --------- --------- --------- --------- --------- --------- ---------
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period..............     $2.72     $3.06     $2.38     $1.71     $2.83     $2.46     $2.19     $1.86
 Unit value at end of period....................     $3.12     $2.72     $3.06     $2.38     $1.71     $2.83     $2.46     $2.19
 Number of units outstanding at end of period...   177,846   222,923   322,365   334,393   393,854   485,970   464,328   482,445
Franklin Small-Mid Cap Growth Securities
 Sub-Account (i):
 Unit value at beginning of period..............     $0.94     $0.98     $0.77     $0.54     $0.94     $0.84     $0.78     $0.74
 Unit value at end of period....................     $1.03     $0.94     $0.98     $0.77     $0.54     $0.94     $0.84     $0.78
 Number of units outstanding at end of period...   817,760   951,034   905,629   765,317   581,246   593,755   443,511   386,104
Templeton Developing Markets Securities
 Sub-Account:
 Unit value at beginning of period..............     $1.67     $1.99     $1.70     $0.98     $2.08     $1.62     $1.27     $1.00
 Unit value at end of period....................     $1.89     $1.67     $1.99     $1.70     $0.98     $2.08     $1.62     $1.27
 Number of units outstanding at end of period... 1,269,100 1,418,697 1,321,578 1,193,419 1,063,123 1,178,491 1,076,042 1,186,943
Ivy Funds VIP Balanced Sub-Account (l):
 Unit value at beginning of period..............     $5.54     $5.37     $4.59     $4.06     $5.15     $4.54     $4.09     $3.90
 Unit value at end of period....................     $6.18     $5.54     $5.37     $4.59     $4.06     $5.15     $4.54     $4.09
 Number of units outstanding at end of period... 1,003,287   966,529   997,752 1,008,042 1,094,210 1,133,536 1,140,742 1,230,399
Ivy Funds VIP Core Equity Sub-Account (l):
 Unit value at beginning of period..............     $1.49     $1.47     $1.22     $0.98     $1.51     $1.33     $1.14     $1.04
 Unit value at end of period....................     $1.77     $1.49     $1.47     $1.22     $0.98     $1.51     $1.33     $1.14
 Number of units outstanding at end of period...   501,007   487,771   330,234   301,740   295,682   301,122   306,698   312,853
Ivy Funds VIP Growth Sub-Account (l):
 Unit value at beginning of period..............     $4.04     $3.96     $3.52     $2.78     $4.37     $3.48     $3.31     $2.98
 Unit value at end of period....................     $4.55     $4.04     $3.96     $3.52     $2.78     $4.37     $3.48     $3.31
 Number of units outstanding at end of period... 1,704,143 1,761,438 1,927,777 2,003,527 2,186,959 2,316,354 2,435,746 2,898,741
Ivy Funds VIP International Core Equity
 Sub-Account (k) (l) (n):
 Unit value at beginning of period..............     $4.13     $4.80     $4.22     $3.08     $5.35     $4.87     $3.77     $3.39
 Unit value at end of period....................     $4.67     $4.13     $4.80     $4.22     $3.08     $5.35     $4.87     $3.77
 Number of units outstanding at end of period... 1,659,632 1,643,419 1,584,045 1,581,311 1,511,693 1,575,245 1,546,289 1,621,026
Ivy Funds VIP Micro Cap Growth Sub-Account (l):
 Unit value at beginning of period..............     $2.16     $2.33     $1.65     $1.17     $2.26     $2.13     $1.90     $1.57
 Unit value at end of period....................     $2.41     $2.16     $2.33     $1.65     $1.17     $2.26     $2.13     $1.90
 Number of units outstanding at end of period...   413,563   417,699   431,003   365,836   450,390   469,430   450,224   519,057
Ivy Funds VIP Small Cap Growth Sub-Account (l):
 Unit value at beginning of period..............     $2.94     $3.29     $2.56     $1.90     $3.13     $2.76     $2.63     $2.34
 Unit value at end of period....................     $3.09     $2.94     $3.29     $2.56     $1.90     $3.13     $2.76     $2.63
 Number of units outstanding at end of period...   915,275 1,002,849   994,997 1,022,599 1,116,279 1,094,174 1,177,218 1,338,400
Ivy Funds VIP Small Cap Value Sub-Account (l):
 Unit value at beginning of period..............     $2.24     $2.57     $2.04     $1.58     $2.14     $2.24     $1.92     $1.84
 Unit value at end of period....................     $2.65     $2.24     $2.57     $2.04     $1.58     $2.14     $2.24     $1.92
 Number of units outstanding at end of period...   626,744   637,291   658,733   675,082   778,639   895,669   983,861 1,065,168
Ivy Funds VIP Value Sub-Account (l):
 Unit value at beginning of period..............     $2.76     $2.98     $2.52     $1.99     $3.01     $2.96     $2.54     $2.43
 Unit value at end of period....................     $3.28     $2.76     $2.98     $2.52     $1.99     $3.01     $2.96     $2.54
 Number of units outstanding at end of period...   607,621   553,185   652,033   607,581   746,799   740,874   774,915   872,555
Janus Aspen Forty Sub-Account (j):
 Unit value at beginning of period..............     $1.01     $1.09     $1.02     $0.70     $1.26     $0.93     $0.85     $0.76
 Unit value at end of period....................     $1.25     $1.01     $1.09     $1.02     $0.70     $1.26     $0.93     $0.85
 Number of units outstanding at end of period... 1,709,537 1,676,970 2,037,075 1,734,254 1,539,090 1,224,006   905,282   841,211
Janus Aspen Overseas Sub-Account (m):
 Unit value at beginning of period..............     $1.33     $1.97     $1.58     $0.88     $1.85     $1.45     $0.99     $0.75
 Unit value at end of period....................     $1.50     $1.33     $1.97     $1.58     $0.88     $1.85     $1.45     $0.99
 Number of units outstanding at end of period... 1,841,571 2,053,889 3,070,807 2,899,377 2,460,029 2,759,158 2,329,643   850,133



                                                 --------------------
                                                   2004        2003
                                                 --------- ---------
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period..............     $1.49     $1.08
 Unit value at end of period....................     $1.86     $1.49
 Number of units outstanding at end of period...   457,616   405,161
Franklin Small-Mid Cap Growth Securities
 Sub-Account (i):
 Unit value at beginning of period..............     $0.67     $0.49
 Unit value at end of period....................     $0.74     $0.67
 Number of units outstanding at end of period...   399,603   310,441
Templeton Developing Markets Securities
 Sub-Account:
 Unit value at beginning of period..............     $0.80     $0.52
 Unit value at end of period....................     $1.00     $0.80
 Number of units outstanding at end of period...   649,033   398,778
Ivy Funds VIP Balanced Sub-Account (l):
 Unit value at beginning of period..............     $3.58     $2.96(b)
 Unit value at end of period....................     $3.90     $3.58
 Number of units outstanding at end of period... 1,306,293 1,398,209
Ivy Funds VIP Core Equity Sub-Account (l):
 Unit value at beginning of period..............     $0.95     $0.79(g)
 Unit value at end of period....................     $1.04     $0.95
 Number of units outstanding at end of period...   285,577   307,576
Ivy Funds VIP Growth Sub-Account (l):
 Unit value at beginning of period..............     $2.89     $2.31(a)
 Unit value at end of period....................     $2.98     $2.89
 Number of units outstanding at end of period... 3,046,480 3,168,835
Ivy Funds VIP International Core Equity
 Sub-Account (k) (l) (n):
 Unit value at beginning of period..............     $2.77     $1.89(c)
 Unit value at end of period....................     $3.39     $2.77
 Number of units outstanding at end of period... 1,626,427 1,744,785
Ivy Funds VIP Micro Cap Growth Sub-Account (l):
 Unit value at beginning of period..............     $1.43     $0.93(h)
 Unit value at end of period....................     $1.57     $1.43
 Number of units outstanding at end of period...   395,674   380,788
Ivy Funds VIP Small Cap Growth Sub-Account (l):
 Unit value at beginning of period..............     $2.05     $1.39(d)
 Unit value at end of period....................     $2.34     $2.05
 Number of units outstanding at end of period... 1,439,431 1,378,769
Ivy Funds VIP Small Cap Value Sub-Account (l):
 Unit value at beginning of period..............     $1.60     $1.07(f)
 Unit value at end of period....................     $1.84     $1.60
 Number of units outstanding at end of period... 1,106,683   783,072
Ivy Funds VIP Value Sub-Account (l):
 Unit value at beginning of period..............     $2.12     $1.67(e)
 Unit value at end of period....................     $2.43     $2.12
 Number of units outstanding at end of period...   793,157   767,590
Janus Aspen Forty Sub-Account (j):
 Unit value at beginning of period..............     $0.64     $0.53
 Unit value at end of period....................     $0.76     $0.64
 Number of units outstanding at end of period...   531,620   613,591
Janus Aspen Overseas Sub-Account (m):
 Unit value at beginning of period..............     $0.63     $0.47
 Unit value at end of period....................     $0.75     $0.63
 Number of units outstanding at end of period...   599,490   595,244



(a)Prior to September 22, 2003, the sub-account invested in Advantus Series
   Fund Growth Portfolio.
(b)Prior to September 22, 2003, the sub-account invested in Advantus Series
   Fund Asset Allocation Portfolio.
(c)Prior to September 22, 2003, the sub-account invested in Advantus Series
   Fund International Stock Portfolio.
(d)Prior to September 22, 2003, the sub-account invested in Advantus Series
   Fund Small Company Growth Portfolio.
(e)Prior to September 22, 2003, the sub-account invested in Advantus Series
   Fund Value Stock Portfolio.
(f)Prior to September 22, 2003, the sub-account invested in Advantus Series
   Fund Small Company Value Portfolio.
(g)Prior to September 22, 2003, the sub-account invested in Advantus Series
   Fund Core Equity Portfolio.
(h)Prior to September 22, 2003, the sub-account invested in Advantus Series
   Fund Micro-Cap Growth Portfolio.
(i)Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.
(j)Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.
(k)Prior to May 1, 2005, the sub-account was known as W&R Target International II Portfolio.
(l)W&R Target Funds, Inc. changed to Ivy Funds Variable Insurance Portfolios effective July 31, 2008.
(m)Prior to May 1, 2009, the sub-account was known as Janus International
   Growth Portfolio.
(n)Ivy Funds VIP International Value changed to Ivy Funds VIP International
   Core Equity effective April 30, 2010.
(o)The Advantus Series Fund, Inc. changed its name to Securian Fund Trust effective May 1, 2012.
(p)American Funds Insurance Series Global Bond was made available May 1, 2012.
(q)American Funds Insurance Series Global Growth was made available May 1, 2012.
(r)American Funds Insurance Series Global Small Cap was made available May 1, 2012.
(s)American Funds Insurance Series International was made available May 1, 2012.
(t)American Funds Insurance Series New World was made available May 1, 2012.
(u)American Funds Insurance Series U.S. Government/AAA-Rated Securities was made available May 1, 2012.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 4.59% and 10.00%.

For illustration purposes, an average annual expense equal to 1.09% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of 1.09% includes: .15% for contract administration and an average of 0.94% for investment management and other fund expenses. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual fund operating expenses with waivers or reductions applied. This illustration does not reflect the portfolio options available to University of Minnesota participants.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in Sub-Account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 3.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
                                  MEGANNUITY
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $574.60

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 3.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 4.59% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

                    VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                   Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                    [CHART]

Age     0.00% (-1.09% Net)   4.59% (3.50% Net)   10.00% (8.91% Net)
---     ------------------   -----------------   ------------------
65           $575                 $575               $575
68           $501                 $575               $669
71           $438                 $575               $780
74           $382                 $575               $909
77           $333                 $575             $1,059
80           $291                 $575             $1,234
83           $254                 $575             $1,438
86           $222                 $575             $1,675
89           $193                 $575             $1,952
92           $169                 $575             $2,274
95           $147                 $575             $2,650
98           $129                 $575             $3,087

                  VARIABLE ANNUITY INCOME--SUPPORTING DETAIL



                             MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------------------------
              BEGINNING      0.00% GROSS          4.59% GROSS        10.00% GROSS
              OF YEAR    AGE (-1.09% NET)         (3.50% NET)        (8.91% NET)
              ---------  --- ------------         -----------        -----------
                  1      65      $575                $575                 $575
                  4      68      $501                $575                 $669
                  7      71      $438                $575                 $780
                 10      74      $382                $575                 $909
                 13      77      $333                $575               $1,059
                 16      80      $291                $575               $1,234
                 19      83      $254                $575               $1,438
                 22      86      $222                $575               $1,675
                 25      89      $193                $575               $1,952
                 28      92      $169                $575               $2,274
                 31      95      $147                $575               $2,650
                 34      98      $129                $575               $3,087



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $527.70.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 Plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental
Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                            Variable Annuity Account
         Cross Reference Sheet to Statement of Additional Information

                                    Form N-4

Item Number         Caption in Statement of Additional Information
---------------     ------------------------------------------------------------
    15.             Cover Page
    16.             Cover Page
    17.             General Information and History
    18.             Not Applicable
    19.             Not Applicable
    20.             Distribution of Contracts
    21.             Performance
    22.             Independent Registered Public Accounting Firm
                    Registration Statement
    23.             Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141


              (University of Minnesota retirement plan participants
                      should call: 1-800-421-3334 or visit:
                           www.umnplans.securian.com)


                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2013


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Securian Funds Trust, Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2012, 2011 and 2010 were $31,319,623, $21,364,894 and $22,822,806 respectively, for payment to associated dealers on and the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments, including not making any payments for a particular class of contracts or product types. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the administrative charge. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                      T = (ERV/P) TO THE POWER OF (1/N) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS


We may also calculate non-standardized returns which may or may not reflect any charges for premium taxes and/or any other taxes, and any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.


Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [ (Base Period Return + 1) (365/7) ] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the administrative charge.

OTHER SUB-ACCOUNTS

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                 YIELD = 2[a-b + 1)6 - 1]
                           CD

Where a = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the administrative charge, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' "(the Company)" and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                           December 31, 2012 and 2011

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
 Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2012 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2012, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
Minneapolis, Minnesota
April 10, 2013

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                                                     ADVANTUS         ADVANTUS
                                                                   ADVANTUS         ADVANTUS           INDEX          MORTGAGE
                                                                     BOND             MONEY             500          SECURITIES
                                                                   CLASS 2           MARKET           CLASS 2          CLASS 2
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Securian Funds Trust:
  Advantus Bond Class 2, 92,708,949 shares at net asset value
    of $2.00 per share (cost $144,609,862)                      $   185,822,943               --               --               --
  Advantus Money Market, 44,410,520 shares at net asset value
    of $1.00 per share (cost $44,410,523)                                    --       44,390,935               --               --
  Advantus Index 500 Class 2, 25,175,317 shares at net asset
    value of $5.12 per share (cost $90,734,521)                              --               --      128,781,818               --
  Advantus Mortgage Securities Class 2, 32,120,477 shares at
    net asset value of $1.74 per share (cost $46,800,620)                    --               --               --       56,007,832
  Advantus International Bond Class 2, 36,864,155 shares at
    net asset value of $2.44 per share (cost $60,238,976)                    --               --               --               --
  Advantus Index 400 Mid-Cap Class 2, 27,726,465 shares at
    net asset value of $2.47 per share (cost $50,268,069)                    --               --               --               --
  Advantus Real Estate Securities, 19,196,109 shares at net
    asset value of $3.07 per share (cost $42,065,826)                        --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                    185,822,943       44,390,935      128,781,818       56,007,832
Receivable from Minnesota Life for contract purchase payments            57,738               --               --               --
Receivable for investments sold                                              --           82,681           40,567          104,842
                                                                ---------------  ---------------  ---------------  ---------------
      Total assets                                                  185,880,681       44,473,616      128,822,385       56,112,674
                                                                ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                      --           83,360           40,953          105,404
Payable for investments purchased                                        60,470               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
      Total liabilities                                                  60,470           83,360           40,953          105,404
                                                                ---------------  ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                  $   185,820,211       44,390,256      128,781,432       56,007,270
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $   184,915,660       44,078,149       81,498,144       55,236,140
Contracts in annuity payment period                                     904,551          312,107       47,283,288          771,130
                                                                ---------------  ---------------  ---------------  ---------------
      Total Contract Owners' Equity                             $   185,820,211       44,390,256      128,781,432       56,007,270
                                                                ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                   ADVANTUS         ADVANTUS         ADVANTUS
                                                                 INTERNATIONAL      INDEX 400       REAL ESTATE
                                                                     BOND            MID-CAP        SECURITIES
                                                                    CLASS 2          CLASS 2          CLASS 2
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Securian Funds Trust:
  Advantus Bond Class 2, 92,708,949 shares at net asset value
    of $2.00 per share (cost $144,609,862)                                   --               --               --
  Advantus Money Market, 44,410,520 shares at net asset value
    of $1.00 per share (cost $44,410,523)                                    --               --               --
  Advantus Index 500 Class 2, 25,175,317 shares at net asset
    value of $5.12 per share (cost $90,734,521)                              --               --               --
  Advantus Mortgage Securities Class 2, 32,120,477 shares at
    net asset value of $1.74 per share (cost $46,800,620)                    --               --               --
  Advantus International Bond Class 2, 36,864,155 shares at
    net asset value of $2.44 per share (cost $60,238,976)            89,934,014               --               --
  Advantus Index 400 Mid-Cap Class 2, 27,726,465 shares at
    net asset value of $2.47 per share (cost $50,268,069)                    --       68,545,034               --
  Advantus Real Estate Securities, 19,196,109 shares at net
    asset value of $3.07 per share (cost $42,065,826)                        --               --       58,911,228
                                                                ---------------  ---------------  ---------------
                                                                     89,934,014       68,545,034       58,911,228
Receivable from Minnesota Life for contract purchase payments            61,782           20,179               --
Receivable for investments sold                                              --               --            5,816
                                                                ---------------  ---------------  ---------------
      Total assets                                                   89,995,796       68,565,213       58,917,044
                                                                ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                      --               --            6,718
Payable for investments purchased                                        62,852           21,211               --
                                                                ---------------  ---------------  ---------------
      Total liabilities                                                  62,852           21,211            6,718
                                                                ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                       89,932,944       68,544,002       58,910,326
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     89,650,924       68,247,645       58,513,407
Contracts in annuity payment period                                     282,020          296,357          396,919
                                                                ---------------  ---------------  ---------------
      Total Contract Owners' Equity                                  89,932,944       68,544,002       58,910,326
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                          -------------------------------------------------
                                                                                                               ALLIANCE
                                                                            INVESCO V.I.    INVESCO V.I.       BERNSTEIN
                                                                                CORE          SMALL CAP      INTERNATIONAL
                                                                               EQUITY          EQUITY            VALUE
                                                                          ---------------  ---------------  ---------------
                                 ASSETS
Investments in shares of Invesco Variable Insurance Funds:
  Core Equity Fund, 40,606 shares at net asset value of $29.86 per
    share (cost $1,060,657)                                               $     1,212,496               --               --
  Small Cap Equity Fund, 763,927 shares at net asset value of $18.31
    per share (cost $10,123,288)                                                       --       13,987,494               --
Investments in shares of Alliance Bernstein Funds:
  Alliance Bernstein International Value Fund, 65,746 shares at net
    asset value of $12.84 per share (cost $838,779)                                    --               --          844,177
Investments in shares of American Century Variable Portfolios, Inc.:
  Income and Growth Fund, 416,371 shares at net asset value of $6.90
    per share (cost $2,695,664)                                                        --               --               --
  VP Inflation Protection Fund, 4,653,926 shares at net asset value of
    $12.03 per share (cost $53,045,857)                                                --               --               --
  Ultra Fund, 2,736,457 shares at net asset value of $10.65 per share
    (cost $24,907,099)                                                                 --               --               --
                                                                          ---------------  ---------------  ---------------
                                                                                1,212,496       13,987,494          844,177
Receivable from Minnesota Life for contract purchase payments                         456           23,393            5,112
Receivable for investments sold                                                        --               --               --
                                                                          ---------------  ---------------  ---------------
      Total assets                                                              1,212,952       14,010,887          849,289
                                                                          ---------------  ---------------  ---------------
                               LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments
  and mortality and expense charges                                                    --               --               --
Payable for investments purchased                                                     483           23,663            5,134
                                                                          ---------------  ---------------  ---------------
      Total liabilities                                                               483           23,663            5,134
                                                                          ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                            $     1,212,469       13,987,224          844,155
                                                                          ===============  ===============  ===============
                         CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                          $     1,212,469       13,987,224          844,155
Contracts in annuity payment period                                                    --               --               --
                                                                          ---------------  ---------------  ---------------
      Total Contract Owners' Equity                                       $     1,212,469       13,987,224          844,155
                                                                          ===============  ===============  ===============

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                          -------------------------------------------------
                                                                             AMERICAN         AMERICAN
                                                                              CENTURY          CENTURY         AMERICAN
                                                                              INCOME        VP INFLATION        CENTURY
                                                                            AND GROWTH       PROTECTION          ULTRA
                                                                          ---------------  ---------------  ---------------
                                 ASSETS
Investments in shares of Invesco Variable Insurance Funds:
  Core Equity Fund, 40,606 shares at net asset value of $29.86 per
    share (cost $1,060,657)                                                            --               --               --
  Small Cap Equity Fund, 763,927 shares at net asset value of $18.31
    per share (cost $10,123,288)                                                       --               --               --
Investments in shares of Alliance Bernstein Funds:
  Alliance Bernstein International Value Fund, 65,746 shares at net
    asset value of $12.84 per share (cost $838,779)                                    --               --               --
Investments in shares of American Century Variable Portfolios, Inc.:
  Income and Growth Fund, 416,371 shares at net asset value of $6.90
    per share (cost $2,695,664)                                                 2,872,959               --               --
  VP Inflation Protection Fund, 4,653,926 shares at net asset value of
    $12.03 per share (cost $53,045,857)                                                --       55,986,724               --
  Ultra Fund, 2,736,457 shares at net asset value of $10.65 per share
    (cost $24,907,099)                                                                 --               --       29,143,270
                                                                          ---------------  ---------------  ---------------
                                                                                2,872,959       55,986,724       29,143,270
Receivable from Minnesota Life for contract purchase payments                          --          160,948           12,519
Receivable for investments sold                                                     2,767               --               --
                                                                          ---------------  ---------------  ---------------
      Total assets                                                              2,875,726       56,147,672       29,155,789
                                                                          ---------------  ---------------  ---------------
                               LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments
  and mortality and expense charges                                                 2,828               --               --
Payable for investments purchased                                                      --          162,058           13,085
                                                                          ---------------  ---------------  ---------------
      Total liabilities                                                             2,828          162,058           13,085
                                                                          ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                                  2,872,898       55,985,614       29,142,704
                                                                          ===============  ===============  ===============
                         CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                                2,872,898       55,985,614       28,962,022
Contracts in annuity payment period                                                    --               --          180,682
                                                                          ---------------  ---------------  ---------------
      Total Contract Owners' Equity                                             2,872,898       55,985,614       29,142,704
                                                                          ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------------------------
                                                                                     AMERICAN         AMERICAN          AMERICAN
                                                                    AMERICAN         FUNDS IS         FUNDS IS          FUNDS IS
                                                                     CENTURY        GLOBAL BOND     GLOBAL GROWTH   GLOBAL SMALL CAP
                                                                      VALUE           CLASS 2          CLASS 2           CLASS 2
                                                                 ---------------  ---------------  ---------------  ----------------
                           ASSETS
Investments in shares of American Century Variable Portfolios,
  Inc.:
  Value Fund, 7,175,947 shares at net asset value of $6.53
    per share (cost $46,340,515)                                 $    46,858,936               --               --                --
Investments in shares of American Funds Insurance Series
  Products Trust:
  Global Bond Class 2, 227,379 shares at net asset value of
    $12.27 per share (cost $2,787,144)                                        --        2,789,945               --                --
  Global Growth Class 2, 95,019 shares at net asset value of
    $23.44 per share (cost $2,047,777)                                        --               --        2,227,245                --
  Global Small Cap Class 2, 39,471 shares at net asset value
    of $19.86 per share (cost $726,585)                                       --               --               --           783,886
  Growth Class 2, 57,687 shares at net asset value of $60.45
    per share (cost $3,218,237)                                               --               --               --                --
  Growth-Income Class 2, 79,413 shares at net asset value of
    $38.24 per share (cost $2,832,288)                                        --               --               --                --
  International Class 2, 153,552 shares at net asset value
    of $17.62 per share (cost $2,552,117)                                     --               --               --                --
                                                                 ---------------  ---------------  ---------------  ----------------
                                                                      46,858,936        2,789,945        2,227,245           783,886
Receivable from Minnesota Life for contract purchase payments             82,591               --           12,668             9,925
Receivable for investments sold                                               --            2,234               --                --
                                                                 ---------------  ---------------  ---------------  ----------------
      Total assets                                                    46,941,527        2,792,179        2,239,913           793,811
                                                                 ---------------  ---------------  ---------------  ----------------
                        LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                       --            2,274               --                --
Payable for investments purchased                                         83,376               --           12,697             9,943
                                                                 ---------------  ---------------  ---------------  ----------------
      Total liabilities                                                   83,376            2,274           12,697             9,943
                                                                 ---------------  ---------------  ---------------  ----------------
      Net assets applicable to Contract owners                   $    46,858,151        2,789,905        2,227,216           783,868
                                                                 ===============  ===============  ===============  ================
                  CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                 $    46,858,151        2,789,905        2,227,216           783,868
Contracts in annuity payment period                                           --               --               --                --
                                                                 ---------------  ---------------  ---------------  ----------------
      Total Contract Owners' Equity                              $    46,858,151        2,789,905        2,227,216           783,868
                                                                 ===============  ===============  ===============  ================

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                    AMERICAN         AMERICAN         AMERICAN
                                                                    FUNDS IS         FUNDS IS         FUNDS IS
                                                                     GROWTH        GROWTH-INCOME    INTERNATIONAL
                                                                     CLASS 2          CLASS 2          CLASS 2
                                                                 ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of American Century Variable Portfolios,
  Inc.:
  Value Fund, 7,175,947 shares at net asset value of $6.53
    per share (cost $46,340,515)                                              --               --               --
Investments in shares of American Funds Insurance Series
  Products Trust:
  Global Bond Class 2, 227,379 shares at net asset value of
    $12.27 per share (cost $2,787,144)                                        --               --               --
  Global Growth Class 2, 95,019 shares at net asset value of
    $23.44 per share (cost $2,047,777)                                        --               --               --
  Global Small Cap Class 2, 39,471 shares at net asset value
    of $19.86 per share (cost $726,585)                                       --               --               --
  Growth Class 2, 57,687 shares at net asset value of $60.45
    per share (cost $3,218,237)                                        3,487,183               --               --
  Growth-Income Class 2, 79,413 shares at net asset value of
    $38.24 per share (cost $2,832,288)                                        --        3,036,769               --
  International Class 2, 153,552 shares at net asset value
    of $17.62 per share (cost $2,552,117)                                     --               --        2,705,584
                                                                 ---------------  ---------------  ---------------
                                                                       3,487,183        3,036,769        2,705,584
Receivable from Minnesota Life for contract purchase payments              6,649            7,223            7,257
Receivable for investments sold                                               --               --               --
                                                                 ---------------  ---------------  ---------------
      Total assets                                                     3,493,832        3,043,992        2,712,841
                                                                 ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                       --               --               --
Payable for investments purchased                                          6,707            7,279            7,297
                                                                 ---------------  ---------------  ---------------
      Total liabilities                                                    6,707            7,279            7,297
                                                                 ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                         3,487,125        3,036,713        2,705,544
                                                                 ===============  ===============  ===============
                  CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                       3,487,125        3,036,713        2,705,544
Contracts in annuity payment period                                           --               --               --
                                                                 ---------------  ---------------  ---------------
      Total Contract Owners' Equity                                    3,487,125        3,036,713        2,705,544
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                   AMERICAN         AMERICAN
                                                                   FUNDS IS         FUNDS IS         FIDELITY
                                                                   NEW WORLD      U.S. GOVT SEC        HIGH         FIDELITY VIP
                                                                    CLASS 2          CLASS 2          INCOME         CONTRAFUND
                                                                ---------------  ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of American Funds Insurance Series
  Products Trust:
  New World Class 2, 89,186 shares at net asset value of $22.75
    per share (cost $1,912,471)                                 $     2,028,971               --               --               --
  U.S. Govt. Sec Class 2, 299,043 shares at net asset value of
    $12.63 per share (cost $3,848,614)                                       --        3,776,914               --               --
Investments in shares of Fidelity Variable Insurance Products
  (VIP) Fund:
  High Income Portfolio, 4,924,610 shares at net asset value of
    $5.66 per share (cost $27,018,389)                                       --               --       27,873,294               --
  Contrafund Portfolio, 1,810,004 shares at net asset value of
    $26.00 per share (cost $45,515,723)                                      --               --               --       47,060,096
  Equity Income Portfolio, 3,957,659 shares at net asset value
    of $19.62 per share (cost $81,669,809)                                   --               --               --               --
  Mid-Cap Portfolio, 1,182,950 shares at net asset value of
    $29.98 per share (cost $33,538,949)                                      --               --               --               --
  Small Cap Value Fund, 686,082 shares at net asset value of
    $18.23 per share (cost $9,213,126)                                       --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                      2,028,971        3,776,914       27,873,294       47,060,096
Receivable from Minnesota Life for contract purchase payments             7,315           28,959           67,884               --
Receivable for investments sold                                              --               --               --           47,853
                                                                ---------------  ---------------  ---------------  ---------------
      Total assets                                                    2,036,286        3,805,873       27,941,178       47,107,949
                                                                ---------------  ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges                                 --               --               --           48,449
Payable for investments purchased                                         7,356           29,005           68,482               --
                                                                ---------------  ---------------  ---------------  ---------------
      Total liabilities                                                   7,356           29,005           68,482           48,449
                                                                ---------------  ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                  $     2,028,930        3,776,868       27,872,696       47,059,500
                                                                ===============  ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $     2,028,930        3,776,868       27,872,696       46,880,868
Contracts in annuity payment period                                          --               --               --          178,632
                                                                ---------------  ---------------  ---------------  ---------------
      Total Contract Owners' Equity                             $     2,028,930        3,776,868       27,872,696       47,059,500
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                                                     FRANKLIN
                                                                 FIDELITY VIP     FIDELITY VIP       SMALL CAP
                                                                 EQUITY-INCOME       MID-CAP           VALUE
                                                                ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of American Funds Insurance Series
  Products Trust:
  New World Class 2, 89,186 shares at net asset value of $22.75
    per share (cost $1,912,471)                                              --               --               --
  U.S. Govt. Sec Class 2, 299,043 shares at net asset value of
    $12.63 per share (cost $3,848,614)                                       --               --               --
Investments in shares of Fidelity Variable Insurance Products
  (VIP) Fund:
  High Income Portfolio, 4,924,610 shares at net asset value of
    $5.66 per share (cost $27,018,389)                                       --               --               --
  Contrafund Portfolio, 1,810,004 shares at net asset value of
    $26.00 per share (cost $45,515,723)                                      --               --               --
  Equity Income Portfolio, 3,957,659 shares at net asset value
    of $19.62 per share (cost $81,669,809)                           77,649,266               --               --
  Mid-Cap Portfolio, 1,182,950 shares at net asset value of
    $29.98 per share (cost $33,538,949)                                      --       35,464,834               --
  Small Cap Value Fund, 686,082 shares at net asset value of
    $18.23 per share (cost $9,213,126)                                       --               --       12,507,276
                                                                ---------------  ---------------  ---------------
                                                                     77,649,266       35,464,834       12,507,276
Receivable from Minnesota Life for contract purchase payments             1,273               --           16,427
Receivable for investments sold                                              --           44,740               --
                                                                ---------------  ---------------  ---------------
      Total assets                                                   77,650,539       35,509,574       12,523,703
                                                                ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges                                 --           45,156               --
Payable for investments purchased                                         2,472               --           16,655
                                                                ---------------  ---------------  ---------------
      Total liabilities                                                   2,472           45,156           16,655
                                                                ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                       77,648,067       35,464,418       12,507,048
                                                                ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     77,246,832       35,158,632       12,507,048
Contracts in annuity payment period                                     401,235          305,786               --
                                                                ---------------  ---------------  ---------------
      Total Contract Owners' Equity                                  77,648,067       35,464,418       12,507,048
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                                    FRANKLIN                          TEMPLETON
                                                                   FRANKLIN         LARGE CAP        FRANKLIN        DEVELOPING
                                                                     SMALL           GROWTH        MUTUAL SHARES       MARKETS
                                                                    MID CAP        SECURITIES       SECURITIES       SECURITIES
                                                                ---------------  ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of Franklin Variable Insurance
   Products (VIP) Fund:
     Small Mid Cap Fund, 450,250 shares at net asset value of
        $21.04 per share (cost $8,591,744)                      $     9,473,254               --               --               --
     Large Cap Growth Securities Fund, 172,081 shares at net
        asset value of $16.20 per share (cost $2,415,343)                    --        2,787,716               --               --
     Mutual Shares Securities Fund, 556,462 shares at net
        asset value of $17.22 per share (cost $9,080,812)                    --               --        9,582,278               --
Investments in shares of Templeton Variable Insurance Products
   (VIP) Fund.                                                               --               --               --               --
     Developing Mkts Securities Fund, 2,844,275 shares at
        net asset value of $10.50 per share (cost $26,393,214)               --               --               --       29,864,893
Investments in shares of Goldman Sachs VIT Fund:
     Government Income Fund, 1,865,570 shares at net
        asset value of $10.58 per share (cost $20,119,846)                   --               --               --               --
Investments in shares of Ibbotson Funds:
     Aggressive Growth Fund, 376,396 shares at net asset
        value of $9.82 per share (cost $3,383,997)                           --               --               --               --
     Balanced Fund 5,690,494 shares at net asset value of
        $10.26 per share (cost $52,371,707)                                  --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                      9,473,254        2,787,716        9,582,278       29,864,893
Receivable from Minnesota Life for contract purchase payments                --               --               --               --
Receivable for investments sold                                         133,068              581            4,312            8,474
                                                                ---------------  ---------------  ---------------  ---------------
        Total assets                                                  9,606,322        2,788,297        9,586,590       29,873,367
                                                                ---------------  ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                           133,165              643            4,439            8,909
Payable for investments purchased                                            --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total liabilities                                               133,165              643            4,439            8,909
                                                                ---------------  ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                $     9,473,157        2,787,654        9,582,151       29,864,458
                                                                ===============  ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $     9,432,308        2,787,654        9,582,151       29,582,085
Contracts in annuity payment period                                      40,849               --               --          282,373
                                                                ---------------  ---------------  ---------------  ---------------
        Total Contract Owners' Equity                           $     9,473,157        2,787,654        9,582,151       29,864,458
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                    GOLDMAN
                                                                   SACHS VIT        IBBOTSON
                                                                  GOVERNMENT       AGGRESSIVE        IBBOTSON
                                                                    INCOME           GROWTH          BALANCED
                                                                ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of Franklin Variable Insurance
   Products (VIP) Fund:
     Small Mid Cap Fund, 450,250 shares at net asset value of
        $21.04 per share (cost $8,591,744)                                   --               --               --
     Large Cap Growth Securities Fund, 172,081 shares at net
        asset value of $16.20 per share (cost $2,415,343)                    --               --               --
     Mutual Shares Securities Fund, 556,462 shares at net
        asset value of $17.22 per share (cost $9,080,812)                    --               --               --
Investments in shares of Templeton Variable Insurance Products
   (VIP) Fund.                                                               --               --               --
     Developing Mkts Securities Fund, 2,844,275 shares at
        net asset value of $10.50 per share (cost $26,393,214)               --               --               --
Investments in shares of Goldman Sachs VIT Fund:
     Government Income Fund, 1,865,570 shares at net
        asset value of $10.58 per share (cost $20,119,846)           19,737,734               --               --
Investments in shares of Ibbotson Funds:
     Aggressive Growth Fund, 376,396 shares at net asset
        value of $9.82 per share (cost $3,383,997)                           --        3,696,206               --
     Balanced Fund 5,690,494 shares at net asset value of
        $10.26 per share (cost $52,371,707)                                  --               --       58,384,470
                                                                ---------------  ---------------  ---------------
                                                                     19,737,734        3,696,206       58,384,470
Receivable from Minnesota Life for contract purchase payments           141,473           14,617           20,615
Receivable for investments sold                                              --               --               --
                                                                ---------------  ---------------  ---------------
        Total assets                                                 19,879,207        3,710,823       58,405,085
                                                                ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --               --               --
Payable for investments purchased                                       141,855           14,733           21,649
                                                                ---------------  ---------------  ---------------
        Total liabilities                                               141,855           14,733           21,649
                                                                ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                     19,737,352        3,696,090       58,383,436
                                                                ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     19,737,352        3,696,090       58,383,436
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
        Total Contract Owners' Equity                                19,737,352        3,696,090       58,383,436
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                                                                       INVESCO
                                                                                                     IBBOTSON         VAN KAMPEN
                                                                   IBBOTSON         IBBOTSON          INCOME        V.I. AMERICAN
                                                                 CONSERVATIVE        GROWTH         AND GROWTH        FRANCHISE
                                                                ---------------  ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of Ibbotson Funds:
   Ibbotson Conservative Fund, 1,684,255 shares at net asset
     value of $11.20 per share (cost $18,626,448)               $    18,863,654               --               --               --
   Ibbotson Growth Fund, 2,653,004 shares at net asset value
     of $9.36 per share (cost $20,504,202)                                   --       24,832,118               --               --
   Ibbotson Income and Growth Fund, 3,213,775 shares at net
     asset value of $10.81 per share (cost $32,859,095)                      --               --       34,740,903               --
Investments in shares of Invesco Van Kampen V.I. Funds:
   American Franchise Fund, 145,197 shares at net asset value
     of $35.55 per share (cost $5,198,844)                                   --               --               --        5,161,764
   Comstock Fund, 1,408,365 shares at net asset value of
     $13.22 per share (cost $16,451,310)                                     --               --               --               --
   Growth and Income Fund, 146,364 shares at net asset
     value of $20.03 per share (cost $2,311,959)                             --               --               --               --
   American Value Fund, 61,220 shares at net asset value of
     $14.81 per share (cost $859,743)                                        --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                     18,863,654       24,832,118       34,740,903        5,161,764
Receivable from Minnesota Life for contract purchase payments                --               --           16,313               --
Receivable for investments sold                                           2,653           11,093               --            2,099
                                                                ---------------  ---------------  ---------------  ---------------
     Total assets                                                    18,866,307       24,843,211       34,757,216        5,163,863
                                                                ---------------  ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                             3,151           11,738               --            2,166
Payable for investments purchased                                            --               --           17,052               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total liabilities                                                    3,151           11,738           17,052            2,166
                                                                ---------------  ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $    18,863,156       24,831,473       34,740,164        5,161,697
                                                                ===============  ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $    18,863,156       24,831,473       34,740,164        5,161,697
Contracts in annuity payment period                                          --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $    18,863,156       24,831,473       34,740,164        5,161,697
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                                    INVESCO           INVESCO
                                                                   INVESCO         VAN KAMPEN        VAN KAMPEN
                                                                  VAN KAMPEN       V.I. GROWTH     V.I. AMERICAN
                                                                 V.I. COMSTOCK     AND INCOME          VALUE
                                                                ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of Ibbotson Funds:
   Ibbotson Conservative Fund, 1,684,255 shares at net asset
     value of $11.20 per share (cost $18,626,448)                            --               --               --
   Ibbotson Growth Fund, 2,653,004 shares at net asset value
     of $9.36 per share (cost $20,504,202)                                   --               --               --
   Ibbotson Income and Growth Fund, 3,213,775 shares at net
     asset value of $10.81 per share (cost $32,859,095)                      --               --               --
Investments in shares of Invesco Van Kampen V.I. Funds:
   American Franchise Fund, 145,197 shares at net asset value
     of $35.55 per share (cost $5,198,844)                                   --               --               --
   Comstock Fund, 1,408,365 shares at net asset value of
     $13.22 per share (cost $16,451,310)                             18,618,586               --               --
   Growth and Income Fund, 146,364 shares at net asset
     value of $20.03 per share (cost $2,311,959)                             --        2,931,679               --
   American Value Fund, 61,220 shares at net asset value of
     $14.81 per share (cost $859,743)                                        --               --          906,672
                                                                ---------------  ---------------  ---------------
                                                                     18,618,586        2,931,679          906,672
Receivable from Minnesota Life for contract purchase payments            34,300               --              547
Receivable for investments sold                                              --            1,766               --
                                                                ---------------  ---------------  ---------------
     Total assets                                                    18,652,886        2,933,445          907,219
                                                                ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --            1,810               --
Payable for investments purchased                                        34,622               --              571
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                   34,622            1,810              571
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                        18,618,264        2,931,635          906,648
                                                                ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     18,618,264        2,931,635          906,648
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                                   18,618,264        2,931,635          906,648
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                    INVESCO
                                                                  VAN KAMPEN      IVY FUNDS VIP
                                                                  V.I. EQUITY         ASSET        IVY FUNDS VIP    IVY FUNDS VIP
                                                                  AND INCOME        STRATEGY         BALANCED           BOND
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Invesco Van Kampen V.I. Funds:
   Equity and Income Fund, 100,969 shares at net asset value
     of $15.05 per share (cost $1,514,372)                      $     1,519,585               --               --               --
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Asset Strategy Portfolio, 17,857,752 shares at net asset
     value of $10.73 per share (cost $172,857,333)                           --      191,540,465               --               --
   Balanced Portfolio, 11,211,960 shares at net asset value of
     $9.37 per share (cost $96,055,330)                                      --               --      105,071,764               --
   Bond Portfolio, 18,627,110 shares at net asset value of
     $5.90 per share (cost $105,046,467)                                     --               --               --      109,873,869
   Core Equity Portfolio, 3,838,871 shares at net asset value
     of $12.38 per share (cost $44,897,325)                                  --               --               --               --
   Dividend Income Portfolio, 2,851,237 shares at net asset
     value of $7.24 per share (cost $18,818,297)                             --               --               --               --
   Energy Portfolio, 1,144,600 shares at net asset value of
     $5.89 per share (cost $5,929,950)                                       --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                      1,519,585      191,540,465      105,071,764      109,873,869
Receivable from Minnesota Life for contract purchase payments                --               --               --               --
Receivable for investments sold                                           1,208           76,645           19,358           10,202
                                                                ---------------  ---------------  ---------------  ---------------
     Total assets                                                     1,520,793      191,617,110      105,091,122      109,884,071
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                             1,242           79,979           19,898           11,082
Payable for investments purchased                                            --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total liabilities                                                    1,242           79,979           19,898           11,082
                                                                ---------------  ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $     1,519,551      191,537,131      105,071,224      109,872,989
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                      1,519,551      191,054,716      102,250,669      109,872,989
Contracts in annuity payment period                                          --          482,415        2,820,555               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $     1,519,551      191,537,131      105,071,224      109,872,989
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                                  IVY FUNDS VIP
                                                                 IVY FUNDS VIP      DIVIDEND       IVY FUNDS VIP
                                                                  CORE EQUITY        INCOME           ENERGY
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Invesco Van Kampen V.I. Funds:
   Equity and Income Fund, 100,969 shares at net asset value
     of $15.05 per share (cost $1,514,372)                                   --               --               --
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Asset Strategy Portfolio, 17,857,752 shares at net asset
     value of $10.73 per share (cost $172,857,333)                           --               --               --
   Balanced Portfolio, 11,211,960 shares at net asset value of
     $9.37 per share (cost $96,055,330)                                      --               --               --
   Bond Portfolio, 18,627,110 shares at net asset value of
     $5.90 per share (cost $105,046,467)                                     --               --               --
   Core Equity Portfolio, 3,838,871 shares at net asset value
     of $12.38 per share (cost $44,897,325)                          47,528,294               --               --
   Dividend Income Portfolio, 2,851,237 shares at net asset
     value of $7.24 per share (cost $18,818,297)                             --       20,656,357               --
   Energy Portfolio, 1,144,600 shares at net asset value of
     $5.89 per share (cost $5,929,950)                                       --               --        6,746,390
                                                                ---------------  ---------------  ---------------
                                                                     47,528,294       20,656,357        6,746,390
Receivable from Minnesota Life for contract purchase payments               446               --               --
Receivable for investments sold                                              --           11,216              620
                                                                ---------------  ---------------  ---------------
     Total assets                                                    47,528,740       20,667,573        6,747,010
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --           11,547              790
Payable for investments purchased                                         1,044               --               --
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                    1,044           11,547              790
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                        47,527,696       20,656,026        6,746,220
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     47,374,116       20,656,026        6,746,220
Contracts in annuity payment period                                     153,580               --               --
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                                   47,527,696       20,656,026        6,746,220
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                GLOBAL NATURAL    INTERNATIONAL        HIGH         IVY FUNDS VIP
                                                                   RESOURCES         GROWTH           INCOME           GROWTH
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Global Natural Resources Portfolio, 7,665,267 shares at net
     asset value of $5.04 per share (cost $41,666,128)          $    38,630,645               --               --               --
   Growth Portfolio, 16,152,424 shares at net asset value of
     $10.63 per share (cost $157,248,798)                                    --      171,640,502               --               --
   High Income Portfolio, 11,444,170 shares at net asset value
     of $3.80 per share (cost $36,787,273)                                   --               --       43,431,770               --
   International Growth Portfolio, 5,668,806 shares at net
     asset value of $8.46 per share (cost $45,860,560)                       --               --               --       47,980,205
   International Value Portfolio, 10,769,540 shares at net
     asset value of $16.07 per share (cost $189,140,207)                     --               --               --               --
   Micro-Cap Growth Portfolio, 968,175 shares at net asset
     value of $21.13 per share (cost $18,226,859)                            --               --               --               --
   Mid Cap Growth Portfolio, 3,678,543 shares at net asset
     value of $8.54 per share (cost $28,040,569)                             --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                     38,630,645      171,640,502       43,431,770       47,980,205
Receivable from Minnesota Life for contract purchase payments                --           25,765               --           59,256
Receivable for investments sold                                          33,181               --           43,080               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total assets                                                    38,663,826      171,666,267       43,474,850       48,039,461
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                            34,134               --           43,863               --
Payable for investments purchased                                            --           27,664               --           60,149
                                                                ---------------  ---------------  ---------------  ---------------
     Total liabilities                                                   34,134           27,664           43,863           60,149
                                                                ---------------  ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $    38,629,692      171,638,603       43,430,987       47,979,312
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $    38,629,692      170,528,461       43,430,987       47,913,678
Contracts in annuity payment period                                          --        1,110,142               --           65,634
                                                                ---------------  ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $    38,629,692      171,638,603       43,430,987       47,979,312
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                 INTERNATIONAL      MICRO-CAP         MID CAP
                                                                     VALUE           GROWTH           GROWTH
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Global Natural Resources Portfolio, 7,665,267 shares at net
     asset value of $5.04 per share (cost $41,666,128)                       --               --               --
   Growth Portfolio, 16,152,424 shares at net asset value of
     $10.63 per share (cost $157,248,798)                                    --               --               --
   High Income Portfolio, 11,444,170 shares at net asset value
     of $3.80 per share (cost $36,787,273)                                   --               --               --
   International Growth Portfolio, 5,668,806 shares at net
     asset value of $8.46 per share (cost $45,860,560)                       --               --               --
   International Value Portfolio, 10,769,540 shares at net
     asset value of $16.07 per share (cost $189,140,207)            173,056,808               --               --
   Micro-Cap Growth Portfolio, 968,175 shares at net asset
     value of $21.13 per share (cost $18,226,859)                            --       20,455,987               --
   Mid Cap Growth Portfolio, 3,678,543 shares at net asset
     value of $8.54 per share (cost $28,040,569)                             --               --       31,405,563
                                                                ---------------  ---------------  ---------------
                                                                    173,056,808       20,455,987       31,405,563
Receivable from Minnesota Life for contract purchase payments           161,496               --           51,931
Receivable for investments sold                                              --           15,735               --
                                                                ---------------  ---------------  ---------------
     Total assets                                                   173,218,304       20,471,722       31,457,494
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --           16,048               --
Payable for investments purchased                                       163,579               --           52,456
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                  163,579           16,048           52,456
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                       173,054,725       20,455,674       31,405,038
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                    172,081,667       20,398,113       31,405,038
Contracts in annuity payment period                                     973,058           57,561               --
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                                  173,054,725       20,455,674       31,405,038
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                     MONEY         PATHFINDER       PATHFINDER       PATHFINDER
                                                                    MARKET         AGGRESSIVE      CONSERVATIVE       MODERATE
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Money Market Portfolio, 12,362,039 shares at net asset value
     of $1.00 per share (cost $12,362,037)                      $    12,362,039               --               --               --
   Pathfinder Aggressive, 1,832,114 shares at net asset value
     of $5.04 per share (cost $8,634,146)                                    --        9,241,367               --               --
   Pathfinder Conservative, 6,645,600 shares at net asset value
     of $5.33 per share (cost $33,722,126)                                   --               --       35,417,060               --
   Pathfinder Moderate, 34,959,802 shares at net asset value of
     $5.33 per share (cost $162,376,379)                                     --               --               --      186,391,681
   Pathfinder Moderately Aggressive, 37,255,138 shares at net
     asset value of $5.45 per share (cost $173,858,397)                      --               --               --               --
   Pathfinder Moderately Conservative, 11,472,871 shares at net
     asset value of $5.41 per share (cost $56,891,191)                       --               --               --               --
   Real Estate Securities Portfolio, 1,713,410 shares at net
     asset value of $7.89 per share (cost $10,380,979)                       --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                     12,362,039        9,241,367       35,417,060      186,391,681
Receivable from Minnesota Life for contract purchase payments                --            9,127               --          214,349
Receivable for investments sold                                           2,145               --           43,967               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total assets                                                    12,364,184        9,250,494       35,461,027      186,606,030
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                             2,286               --           44,093               --
Payable for investments purchased                                            --            9,309               --          215,198
                                                                ---------------  ---------------  ---------------  ---------------
     Total liabilities                                                    2,286            9,309           44,093          215,198
                                                                ---------------  ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $    12,361,898        9,241,185       35,416,934      186,390,832
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $    12,361,898        9,241,185       35,416,934      186,390,832
Contracts in annuity payment period                                          --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $    12,361,898        9,241,185       35,416,934      186,390,832
                                                                ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP
                                                                  PATHFINDER       PATHFINDER      IVY FUNDS VIP
                                                                  MODERATELY       MODERATELY       REAL ESTATE
                                                                  AGGRESSIVE      CONSERVATIVE      SECURITIES
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Money Market Portfolio, 12,362,039 shares at net asset value
     of $1.00 per share (cost $12,362,037)                                   --               --               --
   Pathfinder Aggressive, 1,832,114 shares at net asset value
     of $5.04 per share (cost $8,634,146)                                    --               --               --
   Pathfinder Conservative, 6,645,600 shares at net asset value
     of $5.33 per share (cost $33,722,126)                                   --               --               --
   Pathfinder Moderate, 34,959,802 shares at net asset value of
     $5.33 per share (cost $162,376,379)                                     --               --               --
   Pathfinder Moderately Aggressive, 37,255,138 shares at net
     asset value of $5.45 per share (cost $173,858,397)             202,977,168               --               --
   Pathfinder Moderately Conservative, 11,472,871 shares at net
     asset value of $5.41 per share (cost $56,891,191)                       --       62,073,971               --
   Real Estate Securities Portfolio, 1,713,410 shares at net
     asset value of $7.89 per share (cost $10,380,979)                       --               --       13,525,832
                                                                ---------------  ---------------  ---------------
                                                                    202,977,168       62,073,971       13,525,832
Receivable from Minnesota Life for contract purchase payments           199,213           23,998               --
Receivable for investments sold                                              --               --            6,559
                                                                ---------------  ---------------  ---------------
     Total assets                                                   203,176,381       62,097,969       13,532,391
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --               --            6,921
Payable for investments purchased                                       199,976           24,222               --
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                  199,976           24,222            6,921
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                       202,976,405       62,073,747       13,525,470
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                    202,976,405       62,073,747       13,525,470
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                                  202,976,405       62,073,747       13,525,470
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                   SCIENCE &        SMALL CAP        SMALL CAP      IVY FUNDS VIP
                                                                  TECHNOLOGY         GROWTH            VALUE            VALUE
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Science & Technology Portfolio, 2,636,466 shares at net
     asset value of $18.10 per share (cost $42,417,729)         $    47,729,788               --               --               --
   Small Cap Growth Portfolio, 5,826,556 shares at net asset
     value of $9.60 per share (cost $55,950,965)                             --       55,912,217               --               --
   Small Cap Value Portfolio, 3,602,577 shares at net asset
     value of $16.04 per share (cost $51,701,440)                            --               --       57,794,705               --
   Value Portfolio, 11,828,449 shares at net asset value of
     $5.97 per share (cost $69,166,999)                                      --               --               --       70,630,033
   Global Bond Portfolio, 1,027,757 shares at net asset value
     of $5.07 per share (cost $5,186,165)                                    --               --               --               --
   Limited-Term Bond Portfolio, 2,687,732 shares at net asset
     value of $4.92 per share (cost $13,683,734)                             --               --               --               --
Investments in shares of Janus Aspen Series - Service Shares:
   Balanced Portfolio, 536,286 shares at net asset value
     of $28.42 per share (cost $14,836,809)                                  --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                     47,729,788       55,912,217       57,794,705       70,630,033
Receivable from Minnesota Life for contract purchase payments                --               --               --               --
Receivable for investments sold                                          29,494           33,575           27,308           24,505
                                                                ---------------  ---------------  ---------------  ---------------
        Total assets                                                 47,759,282       55,945,792       57,822,013       70,654,538
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                            30,633           34,222           28,017           25,124
Payable for investments purchased                                            --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total liabilities                                                30,633           34,222           28,017           25,124
                                                                ---------------  ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                $    47,728,649       55,911,570       57,793,996       70,629,414
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $    47,673,758       55,429,388       57,455,859       70,203,895
Contracts in annuity payment period                                      54,891          482,182          338,137          425,519
                                                                ---------------  ---------------  ---------------  ---------------
        Total Contract Owners' Equity                           $    47,728,649       55,911,570       57,793,996       70,629,414
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP        JANUS
                                                                    GLOBAL        LIMITED-TERM         ASPEN
                                                                     BOND             BOND           BALANCED
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Science & Technology Portfolio, 2,636,466 shares at net
     asset value of $18.10 per share (cost $42,417,729)                      --               --               --
   Small Cap Growth Portfolio, 5,826,556 shares at net asset
     value of $9.60 per share (cost $55,950,965)                             --               --               --
   Small Cap Value Portfolio, 3,602,577 shares at net asset
     value of $16.04 per share (cost $51,701,440)                            --               --               --
   Value Portfolio, 11,828,449 shares at net asset value of
     $5.97 per share (cost $69,166,999)                                      --               --               --
   Global Bond Portfolio, 1,027,757 shares at net asset value
     of $5.07 per share (cost $5,186,165)                             5,208,978               --               --
   Limited-Term Bond Portfolio, 2,687,732 shares at net asset
     value of $4.92 per share (cost $13,683,734)                             --       13,221,224               --
Investments in shares of Janus Aspen Series - Service Shares:
   Balanced Portfolio, 536,286 shares at net asset value
     of $28.42 per share (cost $14,836,809)                                  --               --       15,241,247
                                                                ---------------  ---------------  ---------------
                                                                      5,208,978       13,221,224       15,241,247
Receivable from Minnesota Life for contract purchase payments             7,776          116,046               --
Receivable for investments sold                                              --               --           17,075
                                                                ---------------  ---------------  ---------------
        Total assets                                                  5,216,754       13,337,270       15,258,322
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --               --           17,305
Payable for investments purchased                                         7,841          116,136               --
                                                                ---------------  ---------------  ---------------
        Total liabilities                                                 7,841          116,136           17,305
                                                                ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                      5,208,913       13,221,134       15,241,017
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                      5,208,913       13,221,134       15,241,017
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
        Total Contract Owners' Equity                                 5,208,913       13,221,134       15,241,017
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                     JANUS            JANUS         JANUS ASPEN          MFS
                                                                     ASPEN            ASPEN           MID CAP         INVESTORS
                                                                     FORTY          OVERSEAS           VALUE        GROWTH STOCK
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Janus Aspen Series - Service Shares:
   Aspen Forty Portfolio, 695,197 shares at net asset value
     of $40.28 per share (cost $22,794,966)                     $    28,002,531               --               --               --
   Aspen Overseas Portfolio, 1,840,122 shares at net asset
     value of $37.03 per share (cost $75,880,670)                            --       68,139,703               --               --
   Aspen Mid Cap Value Portfolio, 817,031 shares at net asset
     value of $15.57 per share (cost $11,469,983)                            --               --       12,721,166               --
Investments in shares of MFS Variable Insurance Trust:
   Investors Growth Stock Series, 2,958,179 shares at net
     asset value of $11.93 per share (cost $29,639,438)                      --               --               --       35,291,077
   Mid Cap Growth Series, 133,457 shares at net asset value
     of $6.38 per share (cost $695,124)                                      --               --               --               --
   New Discovery Series, 562,516 shares at net asset value
     of $15.01 per share (cost $7,534,304)                                   --               --               --               --
   Value Fund, 5,014,456 shares at net asset value
     of $14.22 per share (cost $60,238,351)                                  --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                     28,002,531       68,139,703       12,721,166       35,291,077
Receivable from Minnesota Life for contract purchase payments                --               --           29,051           72,954
Receivable for investments sold                                          53,003           18,907               --               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total assets                                                 28,055,534       68,158,610       12,750,217       35,364,031
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                            53,345           19,887               --               --
Payable for investments purchased                                            --               --           29,284           73,579
                                                                ---------------  ---------------  ---------------  ---------------
        Total liabilities                                                53,345           19,887           29,284           73,579
                                                                ---------------  ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                $    28,002,189       68,138,723       12,720,933       35,290,452
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $    27,855,672       67,967,909       12,720,933       35,290,452
Contracts in annuity payment period                                     146,517          170,814               --               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total Contract Owners' Equity                           $    28,002,189       68,138,723       12,720,933       35,290,452
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                      MFS              MFS
                                                                    MID CAP            NEW              MFS
                                                                    GROWTH          DISCOVERY          VALUE
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Janus Aspen Series - Service Shares:
   Aspen Forty Portfolio, 695,197 shares at net asset value
     of $40.28 per share (cost $22,794,966)                                  --               --               --
   Aspen Overseas Portfolio, 1,840,122 shares at net asset
     value of $37.03 per share (cost $75,880,670)                            --               --               --
   Aspen Mid Cap Value Portfolio, 817,031 shares at net asset
     value of $15.57 per share (cost $11,469,983)                            --               --               --
Investments in shares of MFS Variable Insurance Trust:
   Investors Growth Stock Series, 2,958,179 shares at net
     asset value of $11.93 per share (cost $29,639,438)                      --               --               --
   Mid Cap Growth Series, 133,457 shares at net asset value
     of $6.38 per share (cost $695,124)                                 851,458               --               --
   New Discovery Series, 562,516 shares at net asset value
     of $15.01 per share (cost $7,534,304)                                   --        8,443,362               --
   Value Fund, 5,014,456 shares at net asset value
     of $14.22 per share (cost $60,238,351)                                  --               --       71,305,564
                                                                ---------------  ---------------  ---------------
                                                                        851,458        8,443,362       71,305,564
Receivable from Minnesota Life for contract purchase payments                --            2,771           68,030
Receivable for investments sold                                             103               --               --
                                                                ---------------  ---------------  ---------------
        Total assets                                                    851,561        8,446,133       71,373,594
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                               120               --               --
Payable for investments purchased                                            --            2,923           69,347
                                                                ---------------  ---------------  ---------------
        Total liabilities                                                   120            2,923           69,347
                                                                ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                        851,441        8,443,210       71,304,247
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                        851,441        8,368,825       71,280,662
Contracts in annuity payment period                                          --           74,385           23,585
                                                                ---------------  ---------------  ---------------
        Total Contract Owners' Equity                                   851,441        8,443,210       71,304,247
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                   NEUBERGER                        OPPENHEIMER
                                                                      AMT          OPPENHEIMER        GLOBAL         OPPENHEIMER
                                                                   SOCIALLY          CAPITAL         STRATEGIC       MAIN STREET
                                                                  RESPONSIVE      APPRECIATION        INCOME          SMALL CAP
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Neuberger Funds:
   AMT Socially Responsive, 35,346 shares at net asset value of
     $15.92 per share (cost $480,188)                           $       562,706               --               --               --
Investments in shares of Oppenheimer Variable Account
   Funds/Panorama Series Fund, Inc.:
     Capital Appreciation Fund, 60,765 shares at net asset
        value of $44.66 per share (cost $2,211,991)                          --        2,713,756               --               --
     Global Strategic Income Fund, 2,915,580 shares at net
        asset value of $5.79 per share (cost $16,418,334)                    --               --       16,881,210               --
     Main Street Small Cap Fund, 48,475 shares at net asset
        value of $19.96 per share (cost $813,740)                            --               --               --          967,561
     International Growth, 2,697,781 shares at net asset value
        of $2.14 per share (cost $4,867,629)                                 --               --               --               --
Investments in shares of PIMCO Funds:
     VIT Low Duration Fund, 3,503,631 shares at net asset value
        of $10.78 per share (cost $36,915,709)                               --               --               --               --
     VIT Total Return Fund, 6,712,585 shares at net asset value
        of $11.55 per share (cost $76,367,582)                               --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                        562,706        2,713,756       16,881,210          967,561
Receivable from Minnesota Life for contract purchase payments               252               --            5,673               --
Receivable for investments sold                                              --              571               --              101
                                                                ---------------  ---------------  ---------------  ---------------
        Total assets                                                    562,958        2,714,327       16,886,883          967,662
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --              622               --              133
Payable for investments purchased                                           269               --            5,976               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total liabilities                                                   269              622            5,976              133
                                                                ---------------  ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                $       562,689        2,713,705       16,880,907          967,529
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $       562,689        2,713,705       16,842,970          967,529
Contracts in annuity payment period                                          --               --           37,937               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total Contract Owners' Equity                           $       562,689        2,713,705       16,880,907          967,529
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                  OPPENHEIMER      PIMCO FUNDS      PIMCO FUNDS
                                                                 INTERNATIONAL       VIT LOW         VIT TOTAL
                                                                    GROWTH          DURATION          RETURN
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Neuberger Funds:
   AMT Socially Responsive, 35,346 shares at net asset value of
     $15.92 per share (cost $480,188)                                        --               --               --
Investments in shares of Oppenheimer Variable Account
   Funds/Panorama Series Fund, Inc.:
     Capital Appreciation Fund, 60,765 shares at net asset
        value of $44.66 per share (cost $2,211,991)                          --               --               --
     Global Strategic Income Fund, 2,915,580 shares at net
        asset value of $5.79 per share (cost $16,418,334)                    --               --               --
     Main Street Small Cap Fund, 48,475 shares at net asset
        value of $19.96 per share (cost $813,740)                            --               --               --
     International Growth, 2,697,781 shares at net asset value
        of $2.14 per share (cost $4,867,629)                          5,773,252               --               --
Investments in shares of PIMCO Funds:
     VIT Low Duration Fund, 3,503,631 shares at net asset value
        of $10.78 per share (cost $36,915,709)                               --       37,769,139               --
     VIT Total Return Fund, 6,712,585 shares at net asset value
        of $11.55 per share (cost $76,367,582)                               --               --       77,530,352
                                                                ---------------  ---------------  ---------------
                                                                      5,773,252       37,769,139       77,530,352
Receivable from Minnesota Life for contract purchase payments             5,451          161,114          316,111
Receivable for investments sold                                              --               --               --
                                                                ---------------  ---------------  ---------------
        Total assets                                                  5,778,703       37,930,253       77,846,463
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                             --               --               --
Payable for investments purchased                                         5,558          162,023          317,685
                                                                ---------------  ---------------  ---------------
        Total liabilities                                                 5,558          162,023          317,685
                                                                ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                      5,773,145       37,768,230       77,528,778
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                      5,773,145       37,768,230       77,528,778
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
        Total Contract Owners' Equity                                 5,773,145       37,768,230       77,528,778
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                   PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT
                                                                  GROWTH AND      INTERNATIONAL      MULTI CAP         EQUITY
                                                                    INCOME           EQUITY           GROWTH           INCOME
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Putnam Variable Trust:
   Putnam Growth and Income Fund, 69,111 shares at net
     asset value of $17.93 per share (cost $1,010,522)          $     1,239,162               --               --               --
   International Equity Fund, 417,201 shares at net asset
     value of $11.33 per share (cost $5,482,396)                             --        4,726,886               --               --
   Multi Cap Growth Fund, 23,268 shares at net asset value of
     $22.45 per share (cost $467,106)                                        --               --          522,361               --
   Equity Income Fund, 188,126 shares at net asset value of
     $15.72 per share (cost $2,530,397)                                      --               --               --        2,957,348
   Voyager Fund, 106,945 shares at net asset value of $36.17
     per share (cost $3,889,671)                                             --               --               --               --
Investments in shares of TOPS Funds.:
   Protected Growth ETF Portfolio, 1,037,331 shares at net
     asset value of $10.19 per share (cost $10,287,722)                      --               --               --               --
   Protected Moderate Growth ETF Portfolio, 558,638 shares at
     net asset value of $10.67 per share (cost $5,790,274)                   --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                      1,239,162        4,726,886          522,361        2,957,348
Receivable from Minnesota Life for contract purchase payments                --               --               --               --
Receivable for investments sold                                             180              148               64            8,326
                                                                ---------------  ---------------  ---------------  ---------------
     Total assets                                                     1,239,342        4,727,034          522,425        2,965,674
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                               196              242               76            8,376
Payable for investments purchased                                            --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total liabilities                                                      196              242               76            8,376
                                                                ---------------  ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $     1,239,146        4,726,792          522,349        2,957,298
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $     1,239,146        4,726,792          522,349        2,957,298
Contracts in annuity payment period                                          --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $     1,239,146        4,726,792          522,349        2,957,298
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                                                       TOPS
                                                                                      TOPS           PROTECTED
                                                                   PUTNAM VT        PROTECTED        MODERATE
                                                                    VOYAGER        GROWTH ETF       GROWTH ETF
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Putnam Variable Trust:
   Putnam Growth and Income Fund, 69,111 shares at net
     asset value of $17.93 per share (cost $1,010,522)                       --               --               --
   International Equity Fund, 417,201 shares at net asset
     value of $11.33 per share (cost $5,482,396)                             --               --               --
   Multi Cap Growth Fund, 23,268 shares at net asset value of
     $22.45 per share (cost $467,106)                                        --               --               --
   Equity Income Fund, 188,126 shares at net asset value of
     $15.72 per share (cost $2,530,397)                                      --               --               --
   Voyager Fund, 106,945 shares at net asset value of $36.17
     per share (cost $3,889,671)                                      3,868,218               --               --
Investments in shares of TOPS Funds.:
   Protected Growth ETF Portfolio, 1,037,331 shares at net
     asset value of $10.19 per share (cost $10,287,722)                      --       10,570,401               --
   Protected Moderate Growth ETF Portfolio, 558,638 shares at
     net asset value of $10.67 per share (cost $5,790,274)                   --               --        5,960,668
                                                                ---------------  ---------------  ---------------
                                                                      3,868,218       10,570,401        5,960,668
Receivable from Minnesota Life for contract purchase payments               500          323,701           70,924
Receivable for investments sold                                              --               --               --
                                                                ---------------  ---------------  ---------------
     Total assets                                                     3,868,718       10,894,102        6,031,592
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --               --               --
Payable for investments purchased                                           569          323,845           71,037
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                      569          323,845           71,037
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                         3,868,149       10,570,257        5,960,555
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                      3,868,149       10,570,257        5,960,555
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                                    3,868,149       10,570,257        5,960,555
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                                 MORGAN STANLEY
                                                                     TOPS         UIF EMERGING
                                                                   PROTECTED         MARKETS
                                                                 BALANCED ETF        EQUITY            TOTAL
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of TOPS Funds.:
   Protected Balanced ETF, 678,568 shares at net asset value
      of $10.71 per share (cost $7,046,339)                     $     7,267,468               --
Investments in shares of Morgan Stanley Funds, Inc.:
   UIF Emerging Markets Equity Portfolio, 650,090 shares at net
      asset value of $14.98 per share (cost $8,370,974)                      --        9,738,348
                                                                ---------------  ---------------  ---------------
Investments in sub-accounts                                           7,267,468        9,738,348    3,455,342,261
Receivable from Minnesota Life for contract purchase payments            22,973           21,236        2,788,307
Receivable for investments sold                                              --               --          972,822
                                                                ---------------  ---------------  ---------------
     Total assets                                                     7,290,441        9,759,584    3,459,103,390
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges                                 --               --          991,344
Payable for investments purchased                                        23,115           21,430        2,814,921
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                   23,115           21,430        3,806,265
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $     7,267,326        9,738,154    3,455,297,125
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $     7,267,326        9,738,154    3,396,244,285
Contracts in annuity payment period                                          --               --       59,052,840
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $     7,267,326        9,738,154    3,455,297,125
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2012

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                   ADVANTUS         ADVANTUS
                                                                 ADVANTUS         ADVANTUS           INDEX          MORTGAGE
                                                                   BOND             MONEY             500          SECURITIES
                                                                  CLASS 2          MARKET           CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --               --               --               --
  Mortality, expense charges and administrative charges            (2,564,368)        (632,052)      (1,312,874)        (791,314)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                        (2,564,368)        (632,052)      (1,312,874)        (791,314)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                           24,696,261       24,668,759       16,765,419       10,497,577
     Cost of investments sold                                     (17,844,219)     (24,668,759)     (11,019,493)      (8,229,442)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                    6,852,042               --        5,745,926        2,268,135
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments             6,852,042               --        5,745,926        2,268,135
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      6,557,091            1,666       12,494,296         (241,087)
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                     13,409,133            1,666       18,240,222        2,027,048
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $    10,844,765         (630,386)      16,927,348        1,235,734
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                 ADVANTUS         ADVANTUS         ADVANTUS
                                                               INTERNATIONAL      INDEX 400       REAL ESTATE
                                                                   BOND            MID-CAP        SECURITIES
                                                                  CLASS 2          CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                    --               --               --
  Mortality, expense charges and administrative charges            (1,117,785)        (859,787)        (770,814)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                        (1,117,785)        (859,787)        (770,814)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            6,723,348        8,555,720        7,849,070
     Cost of investments sold                                      (3,892,440)      (5,744,516)      (6,157,687)
                                                              ---------------  ---------------  ---------------
                                                                    2,830,908        2,811,204        1,691,383
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments             2,830,908        2,811,204        1,691,383
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      9,642,071        7,708,340        7,439,464
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                     12,472,979       10,519,544        9,130,847
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                      11,355,194        9,659,757        8,360,033
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                                    ALLIANCE
                                                               INVESCO V.I.     INVESCO V.I.     INVESCO V.I.       BERNSTEIN
                                                                  CAPITAL           CORE           SMALL CAP      INTERNATIONAL
                                                               APPRECIATION        EQUITY           EQUITY            VALUE
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --           10,348               --           11,219
  Mortality, expense charges and administrative charges               (20,384)         (16,910)        (176,322)         (12,227)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                           (20,384)          (6,562)        (176,322)          (1,008)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            4,849,424          140,109          640,693          451,260
     Cost of investments sold                                      (4,877,158)        (122,209)        (481,694)        (478,112)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      (27,734)          17,900          158,999          (26,852)
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               (27,734)          17,900          158,999          (26,852)
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        609,007          112,065        1,397,140          131,851
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        581,273          129,965        1,556,139          104,999
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       560,889          123,403        1,379,817          103,991
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                 AMERICAN         AMERICAN
                                                                  CENTURY          CENTURY         AMERICAN
                                                                  INCOME        VP INFLATION        CENTURY
                                                                AND GROWTH       PROTECTION          ULTRA
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                50,089        1,156,157               --
  Mortality, expense charges and administrative charges               (39,351)        (659,460)        (452,448)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                            10,738          496,697         (452,448)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --          947,695               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              485,250        1,197,188        6,995,431
     Cost of investments sold                                        (631,289)      (1,032,118)      (6,868,119)
                                                              ---------------  ---------------  ---------------
                                                                     (146,039)         165,070          127,312
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments              (146,039)       1,112,765          127,312
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        450,767          831,275        4,017,583
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        304,728        1,944,040        4,144,895
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         315,466        2,440,737        3,692,447
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------------------------
                                                                                  AMERICAN         AMERICAN         AMERICAN
                                                                 AMERICAN         FUNDS IS         FUNDS IS         FUNDS IS
                                                                  CENTURY        GLOBAL BOND     GLOBAL GROWTH   GLOBAL SMALL CAP
                                                                   VALUE           CLASS 2          CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------  ----------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       769,117           45,784           17,889             7,312
  Mortality, expense charges and administrative charges              (607,078)         (22,755)         (15,029)           (7,679)
                                                              ---------------  ---------------  ---------------  ----------------
             Investment income (loss) - net                           162,039           23,029            2,860              (367)
                                                              ---------------  ---------------  ---------------  ----------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --           13,562               --                --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            2,753,979          439,889           56,303            56,019
     Cost of investments sold                                      (3,311,281)        (440,186)         (58,224)          (63,194)
                                                              ---------------  ---------------  ---------------  ----------------
                                                                     (557,302)            (297)          (1,921)           (7,175)
                                                              ---------------  ---------------  ---------------  ----------------
             Net realized gains (losses) on investments              (557,302)          13,265           (1,921)           (7,175)
                                                              ---------------  ---------------  ---------------  ----------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      5,548,351           26,564          193,515            75,941
                                                              ---------------  ---------------  ---------------  ----------------
             Net gains (losses) on investments                      4,991,049           39,829          191,594            68,766
                                                              ---------------  ---------------  ---------------  ----------------
             Net increase (decrease) in net assets resulting
              from operations                                 $     5,153,088           62,858          194,454            68,399
                                                              ===============  ===============  ===============  ================

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                 AMERICAN         AMERICAN         AMERICAN
                                                                 FUNDS IS         FUNDS IS         FUNDS IS
                                                                  GROWTH        GROWTH-INCOME    INTERNATIONAL
                                                                  CLASS 2          CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                23,991           43,955           37,112
  Mortality, expense charges and administrative charges               (33,794)         (26,904)         (21,776)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                            (9,803)          17,051           15,336
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              442,420          146,186          319,034
     Cost of investments sold                                        (437,708)        (137,960)        (330,550)
                                                              ---------------  ---------------  ---------------
                                                                        4,712            8,226          (11,516)
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                 4,712            8,226          (11,516)
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        299,253          215,262          238,822
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        303,965          223,488          227,306
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         294,162          240,539          242,642
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                 AMERICAN         AMERICAN
                                                                 FUNDS IS         FUNDS IS         FIDELITY
                                                                 NEW WORLD      U.S. GOVT SEC        HIGH         FIDELITY VIP
                                                                  CLASS 2          CLASS 2          INCOME         CONTRAFUND
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $        17,420           35,081        1,518,176          520,378
  Mortality, expense charges and administrative charges               (14,572)         (38,956)        (320,731)        (642,733)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                             2,848           (3,875)       1,197,445         (122,355)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --           80,999               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              202,275          889,388          984,071        7,005,402
     Cost of investments sold                                        (202,471)        (896,531)        (718,960)      (8,549,976)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                         (196)          (7,143)         265,111       (1,544,574)
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                  (196)          73,856          265,111       (1,544,574)
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        161,642          (61,258)       1,011,434        7,942,201
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        161,446           12,598        1,276,545        6,397,627
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       164,294            8,723        2,473,990        6,275,272
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                                   FRANKLIN
                                                               FIDELITY VIP     FIDELITY VIP       SMALL CAP
                                                               EQUITY-INCOME       MID-CAP           VALUE
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                             2,219,828          138,075           80,036
  Mortality, expense charges and administrative charges            (1,140,267)        (499,877)        (147,726)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                         1,079,561         (361,802)         (67,690)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           5,108,658        2,831,390               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                           17,035,964        6,219,631          776,191
     Cost of investments sold                                     (21,291,730)      (6,480,853)        (554,474)
                                                              ---------------  ---------------  ---------------
                                                                   (4,255,766)        (261,222)         221,717
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               852,892        2,570,168          221,717
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      9,694,655        2,254,935        1,551,573
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                     10,547,547        4,825,103        1,773,290
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                      11,627,108        4,463,301        1,705,600
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                  FRANKLIN                          TEMPLETON
                                                                                  LARGE CAP        FRANKLIN        DEVELOPING
                                                                 FRANKLIN          GROWTH        MUTUAL SHARES       MARKETS
                                                               SMALL MID CAP     SECURITIES       SECURITIES       SECURITIES
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --           23,649          190,846          403,638
  Mortality, expense charges and administrative charges              (124,991)         (43,037)        (131,948)        (386,000)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                          (124,991)         (19,388)          58,898           17,638
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund             699,960               --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            2,265,894          581,992        1,898,338        5,001,370
     Cost of investments sold                                      (2,356,029)        (601,530)      (2,453,412)      (6,576,169)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      (90,135)         (19,538)        (555,074)      (1,574,799)
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               609,825          (19,538)        (555,074)      (1,574,799)
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        396,474          319,875        1,628,880        4,866,778
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                      1,006,299          300,337        1,073,806        3,291,979
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       881,308          280,949        1,132,704        3,309,617
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                  GOLDMAN
                                                                 SACHS VIT        IBBOTSON
                                                                GOVERNMENT       AGGRESSIVE        IBBOTSON
                                                                  INCOME           GROWTH          BALANCED
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                               110,041           40,806          827,553
  Mortality, expense charges and administrative charges              (208,684)         (54,217)        (762,444)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                           (98,643)         (13,411)          65,109
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund             582,403              583        2,380,514

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              359,925          829,430        6,382,945
     Cost of investments sold                                        (353,902)        (614,724)      (4,602,491)
                                                              ---------------  ---------------  ---------------
                                                                        6,023          214,706        1,780,454
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               588,426          215,289        4,160,968
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                       (326,020)         182,827          475,448
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        262,406          398,116        4,636,416
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         163,763          384,705        4,701,525
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                                     INVESCO
                                                                                                   IBBOTSON        VAN KAMPEN
                                                                 IBBOTSON         IBBOTSON          INCOME        V.I. AMERICAN
                                                               CONSERVATIVE        GROWTH         AND GROWTH        FRANCHISE
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       245,229          303,655          532,959               --
  Mortality, expense charges and administrative charges              (251,715)        (376,594)        (474,253)         (54,574)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                            (6,486)         (72,939)          58,706          (54,574)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund             331,582        1,799,476          998,517               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            2,330,404        2,878,809        3,126,097          998,897
     Cost of investments sold                                      (2,060,436)      (1,980,658)      (2,353,912)        (931,205)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      269,968          898,151          772,185           67,692
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               601,550        2,697,627        1,770,702           67,692
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        (15,663)          (3,392)          77,362            7,647
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        585,887        2,694,235        1,848,064           75,339
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       579,401        2,621,296        1,906,770           20,765
                                                              ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                   INVESCO          INVESCO
                                                                  INVESCO        VAN KAMPEN       VAN KAMPEN
                                                                VAN KAMPEN       V.I. GROWTH     V.I. AMERICAN
                                                               V.I. COMSTOCK     AND INCOME          VALUE
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                               239,059           37,478            3,254
  Mortality, expense charges and administrative charges              (207,870)         (40,604)          (6,891)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                            31,189           (3,126)          (3,637)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              964,424          673,467          283,565
     Cost of investments sold                                      (1,021,114)        (627,622)        (251,240)
                                                              ---------------  ---------------  ---------------
                                                                      (56,690)          45,845           32,325
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               (56,690)          45,845           32,325
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      2,271,295          319,092           34,338
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                      2,214,605          364,937           66,663
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                       2,245,794          361,811           63,026
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                  INVESCO
                                                                VAN KAMPEN      IVY FUNDS VIP
                                                                V.I. EQUITY         ASSET        IVY FUNDS VIP    IVY FUNDS VIP
                                                                AND INCOME        STRATEGY         BALANCED           BOND
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $        25,674        1,946,242        1,520,387        3,072,823
  Mortality, expense charges and administrative charges               (20,962)      (2,563,473)      (1,291,730)      (1,341,103)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                             4,712         (617,231)         228,657        1,731,720
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --        5,519,701          779,351

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              361,595       13,962,290       14,607,341        3,853,472
     Cost of investments sold                                        (379,352)     (14,226,828)     (12,501,623)      (3,475,624)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      (17,757)        (264,538)       2,105,718          377,848
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               (17,757)        (264,538)       7,625,419        1,157,199
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        153,604       28,615,499        2,152,400        1,224,035
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        135,847       28,350,961        9,777,819        2,381,234
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       140,559       27,733,730       10,006,476        4,112,954
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                IVY FUNDS VIP
                                                               IVY FUNDS VIP      DIVIDEND       IVY FUNDS VIP
                                                                CORE EQUITY        INCOME           ENERGY
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                               214,426          212,744               --
  Mortality, expense charges and administrative charges              (542,082)        (292,314)        (109,163)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                          (327,656)         (79,570)        (109,163)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           3,590,505               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            3,232,552        2,070,370        1,167,135
     Cost of investments sold                                      (3,209,076)      (2,004,706)      (1,381,140)
                                                              ---------------  ---------------  ---------------
                                                                       23,476           65,664         (214,005)
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments             3,613,981           65,664         (214,005)
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      2,364,342        2,124,143          308,994
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                      5,978,323        2,189,807           94,989
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                       5,650,667        2,110,237          (14,174)
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                              GLOBAL NATURAL    INTERNATIONAL        HIGH         IVY FUNDS VIP
                                                                 RESOURCES         GROWTH           INCOME           GROWTH
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --          103,124        2,659,597          774,208
  Mortality, expense charges and administrative charges              (589,469)      (2,252,583)        (614,262)        (606,777)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                          (589,469)      (2,149,459)       2,045,335          167,431
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           2,229,940       12,215,698               --        2,528,740

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            3,906,672       16,560,879        4,268,780        2,417,666
     Cost of investments sold                                      (6,436,650)     (14,290,703)      (4,102,503)      (2,394,310)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                   (2,529,978)       2,270,176          166,277           23,356
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments              (300,038)      14,485,874          166,277        2,552,096
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      1,090,618        5,530,804        4,211,709        3,466,848
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        790,580       20,016,678        4,377,986        6,018,944
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       201,111       17,867,219        6,423,321        6,186,375
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                               INTERNATIONAL      MICRO-CAP         MID CAP
                                                                   VALUE           GROWTH           GROWTH
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                             3,770,948               --               --
  Mortality, expense charges and administrative charges            (2,189,942)        (278,319)        (362,781)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                         1,581,006         (278,319)        (362,781)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           1,367,821        1,589,139        2,271,142

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                           15,800,727        3,412,306        1,395,104
     Cost of investments sold                                     (20,536,092)      (2,773,736)      (1,091,566)
                                                              ---------------  ---------------  ---------------
                                                                   (4,735,365)         638,570          303,538
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments            (3,367,544)       2,227,709        2,574,680
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                     20,533,490          (34,694)         536,246
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                     17,165,946        2,193,015        3,110,926
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                      18,746,952        1,914,696        2,748,145
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                   MONEY         PATHFINDER       PATHFINDER       PATHFINDER
                                                                  MARKET         AGGRESSIVE      CONSERVATIVE       MODERATE
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $         2,385           74,960          332,548        1,549,557
  Mortality, expense charges and administrative charges              (163,156)        (127,737)        (458,461)      (2,163,333)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                          (160,771)         (52,777)        (125,913)        (613,776)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --          370,920        1,047,187        4,450,792

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            2,832,655        1,176,098        6,851,041        3,348,121
     Cost of investments sold                                      (2,832,655)      (1,014,051)      (5,613,701)      (3,126,810)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                           --          162,047        1,237,340          221,311
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                    --          532,967        2,284,527        4,672,103
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                             --          375,413         (352,835)       8,273,054
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                             --          908,380        1,931,692       12,945,157
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $      (160,771)         855,603        1,805,779       12,331,381
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP
                                                                PATHFINDER       PATHFINDER      IVY FUNDS VIP
                                                                MODERATELY       MODERATELY       REAL ESTATE
                                                                AGGRESSIVE      CONSERVATIVE      SECURITIES
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                             1,377,470          506,612           95,854
  Mortality, expense charges and administrative charges            (2,339,166)        (720,759)        (210,120)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                          (961,696)        (214,147)        (114,266)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           4,523,051        1,559,195               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            4,983,325        5,277,305        1,935,904
     Cost of investments sold                                      (4,657,901)      (4,016,329)      (2,280,715)
                                                              ---------------  ---------------  ---------------
                                                                      325,424        1,260,976         (344,811)
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments             4,848,475        2,820,171         (344,811)
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                     11,831,280        1,060,221        2,374,129
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                     16,679,755        3,880,392        2,029,318
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                      15,718,059        3,666,245        1,915,052
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                 SCIENCE &        SMALL CAP        SMALL CAP      IVY FUNDS VIP
                                                                TECHNOLOGY         GROWTH            VALUE            VALUE
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --               --          252,226          920,082
  Mortality, expense charges and administrative charges              (683,311)        (763,734)        (783,686)        (935,037)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                          (683,311)        (763,734)        (531,460)         (14,955)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           3,056,305        1,289,602        3,689,806        5,649,168

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            5,262,522        7,134,895        9,702,174       10,960,416
     Cost of investments sold                                      (5,034,079)      (7,273,893)      (9,548,600)     (11,808,142)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      228,443         (138,998)         153,574         (847,726)
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments             3,284,748        1,150,604        3,843,380        4,801,442
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      7,164,405        1,776,539        5,727,130        6,422,336
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                     10,449,153        2,927,143        9,570,510       11,223,778
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $     9,765,842        2,163,409        9,039,050       11,208,823
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP        JANUS
                                                                  GLOBAL        LIMITED-TERM         ASPEN
                                                                   BOND             BOND           BALANCED
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                               134,634          377,865          374,121
  Mortality, expense charges and administrative charges               (50,746)        (119,487)        (202,377)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                            83,888          258,378          171,744
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund               4,592          315,887        1,011,298

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              383,613          661,553        2,344,622
     Cost of investments sold                                        (377,615)        (650,176)      (2,433,240)
                                                              ---------------  ---------------  ---------------
                                                                        5,998           11,377          (88,618)
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                10,590          327,264          922,680
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         54,438         (436,035)         521,726
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                         65,028         (108,771)       1,444,406
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         148,916          149,607        1,616,150
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                   JANUS            JANUS         JANUS ASPEN          MFS
                                                                   ASPEN            ASPEN           MID CAP         INVESTORS
                                                                   FORTY          OVERSEAS           VALUE        GROWTH STOCK
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       159,439          409,503           94,408           70,930
  Mortality, expense charges and administrative charges              (375,600)        (903,212)        (147,773)        (446,907)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                          (216,161)        (493,709)         (53,365)        (375,977)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --        7,180,599          641,465        1,563,071

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            6,783,291       10,887,193          394,762        1,441,100
     Cost of investments sold                                      (6,093,421)     (14,626,202)        (365,062)      (1,412,318)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      689,870       (3,739,009)          29,700           28,782
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               689,870        3,441,590          671,165        1,591,853
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      5,110,259        4,953,818          265,635        3,016,137
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                      5,800,129        8,395,408          936,800        4,607,990
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $     5,583,968        7,901,699          883,435        4,232,013
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                    MFS              MFS
                                                                  MID CAP            NEW              MFS
                                                                  GROWTH          DISCOVERY          VALUE
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                    --               --          953,541
  Mortality, expense charges and administrative charges               (11,342)        (119,939)        (960,843)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                           (11,342)        (119,939)          (7,302)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --          782,273          506,944

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              183,091        1,554,894        4,384,764
     Cost of investments sold                                        (133,954)      (1,721,773)      (4,672,789)
                                                              ---------------  ---------------  ---------------
                                                                       49,137         (166,879)        (288,025)
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                49,137          615,394          218,919
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         68,289          931,265        8,475,712
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        117,426        1,546,659        8,694,631
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         106,084        1,426,720        8,687,329
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                 NEUBERGER                        OPPENHEIMER
                                                                    AMT          OPPENHEIMER        GLOBAL         OPPENHEIMER
                                                                 SOCIALLY          CAPITAL         STRATEGIC       MAIN STREET
                                                                RESPONSIVE      APPRECIATION        INCOME          SMALL CAP
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $           549           10,281        2,953,070            2,260
  Mortality, expense charges and administrative charges                (8,339)         (37,623)        (260,067)         (11,898)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                            (7,790)         (27,342)       2,693,003           (9,638)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                               79,014          564,003       22,816,715           55,505
     Cost of investments sold                                         (54,754)        (571,348)     (21,989,481)         (35,095)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                       24,260           (7,345)         827,234           20,410
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                24,260           (7,345)         827,234           20,410
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         27,918          325,922       (1,299,042)          94,284
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                         52,178          318,577         (471,808)         114,694
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $        44,388          291,235        2,221,195          105,056
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                OPPENHEIMER      PIMCO FUNDS      PIMCO FUNDS
                                                               INTERNATIONAL       VIT LOW         VIT TOTAL
                                                                  GROWTH          DURATION          RETURN
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                51,200          524,905        1,397,303
  Mortality, expense charges and administrative charges               (69,182)        (437,402)        (820,155)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                           (17,982)          87,503          577,148
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --        1,402,586

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            1,034,703        1,205,992          602,566
     Cost of investments sold                                      (1,130,256)      (1,173,373)        (588,156)
                                                              ---------------  ---------------  ---------------
                                                                      (95,553)          32,619           14,410
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               (95,553)          32,619        1,416,996
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        999,859        1,012,822        2,037,898
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        904,306        1,045,441        3,454,894
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         886,324        1,132,944        4,032,042
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                 PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT
                                                                GROWTH AND      INTERNATIONAL      MULTI CAP         EQUITY
                                                                  INCOME           EQUITY           GROWTH           INCOME
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $        18,081          103,226            1,183           57,663
  Mortality, expense charges and administrative charges               (15,815)         (68,875)          (7,598)         (38,867)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                             2,266           34,351           (6,415)          18,796
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              178,636          936,525          202,812          510,049
     Cost of investments sold                                        (212,713)      (1,665,450)        (152,281)        (687,680)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      (34,077)        (728,925)          50,531         (177,631)
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               (34,077)        (728,925)          50,531         (177,631)
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        210,261        1,556,478           26,150          589,094
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        176,184          827,553           76,681          411,463
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       178,450          861,904           70,266          430,259
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                                     TOPS
                                                                                    TOPS           PROTECTED
                                                                 PUTNAM VT        PROTECTED        MODERATE
                                                                  VOYAGER        GROWTH ETF*      GROWTH ETF*
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                13,024            3,706            2,602
  Mortality, expense charges and administrative charges               (56,838)         (35,147)         (19,654)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                           (43,814)         (31,441)         (17,052)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              779,820        1,659,929          268,968
     Cost of investments sold                                        (690,775)      (1,599,647)        (255,042)
                                                              ---------------  ---------------  ---------------
                                                                       89,045           60,282           13,926
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                89,045           60,282           13,926
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        420,249          282,679          170,394
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        509,294          342,961          184,320
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         465,480          311,520          167,268
                                                              ===============  ===============  ===============

----------
* For the period from May 1, 2012 through December 31, 2012

See accompanying notes to financial statements.                      (Continued)

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                              -------------------------------------------------
                                                                                               MORGAN STANLEY
                                                                                   TOPS         UIF EMERGING
                                                                                 PROTECTED         MARKETS
                                                                               BALANCED ETF*       EQUITY            TOTAL
                                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual fund                 $         3,472               --       36,788,967
  Mortality, expense charges and administrative charges                               (28,257)        (114,020)     (43,861,218)
                                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                                           (24,785)        (114,020)      (7,072,251)
                                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                                  --               --       86,912,117

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                                              214,788          350,413      387,378,484
     Cost of investments sold                                                        (204,460)        (183,854)    (371,997,497)
                                                                              ---------------  ---------------  ---------------
                                                                                       10,328          166,559       15,380,987
                                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                                10,328          166,559      102,293,104
                                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of investments                221,129        1,267,197      238,373,606
                                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                                        231,457        1,433,756      340,666,710
                                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting from operations  $       206,672        1,319,736      333,594,459
                                                                              ===============  ===============  ===============

----------
* For the period from May 1, 2012 through December 31, 2012

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     ADVANTUS          ADVANTUS
                                                                 ADVANTUS          ADVANTUS           INDEX            MORTGAGE
                                                                   BOND             MONEY              500            SECURITIES
                                                                  CLASS 2           MARKET            CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $    (2,564,368)         (632,052)       (1,312,874)         (791,314)
  Net realized gains (losses) on investments                        6,852,042                --         5,745,926         2,268,135
  Net change in unrealized appreciation or depreciation of
   investments                                                      6,557,091             1,666        12,494,296          (241,087)
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                  10,844,765          (630,386)       16,927,348         1,235,734
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                       12,423,660        16,043,366         5,919,418         3,433,459
  Contract withdrawals and charges                                (22,870,380)      (24,214,670)      (11,233,255)       (9,749,927)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                          5,361            20,338           134,734            (5,822)
  Annuity benefit payments                                           (234,478)          (67,104)       (4,528,199)         (150,263)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                               (10,675,837)       (8,218,070)       (9,707,302)       (6,472,553)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                               168,928        (8,848,456)        7,220,046        (5,236,819)
Net assets at the beginning of year                               185,651,283        53,238,712       121,561,386        61,244,089
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $   185,820,211        44,390,256       128,781,432        56,007,270
                                                              ===============  ================  ================  ================
                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS           ADVANTUS         ADVANTUS
                                                               INTERNATIONAL       INDEX 400        REAL ESTATE
                                                                   BOND             MID-CAP         SECURITIES
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                   (1,117,785)         (859,787)         (770,814)
  Net realized gains (losses) on investments                        2,830,908         2,811,204         1,691,383
  Net change in unrealized appreciation or depreciation of
   investments                                                      9,642,071         7,708,340         7,439,464
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                  11,355,194         9,659,757         8,360,033
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        7,186,294         4,143,142         5,147,274
  Contract withdrawals and charges                                 (6,094,749)       (7,907,691)       (7,251,958)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                          5,848             3,443             5,324
  Annuity benefit payments                                            (45,394)          (51,391)         (108,722)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 1,051,999        (3,812,497)       (2,208,082)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                            12,407,193         5,847,260         6,151,951
Net assets at the beginning of year                                77,525,751        62,696,742        52,758,375
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      89,932,944        68,544,002        58,910,326
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       ALLIANCE
                                                                INVESCO V.I.     INVESCO V.I.      INVESCO V.I.       BERNSTEIN
                                                                  CAPITAL           CORE            SMALL CAP        INTERNATIONAL
                                                                APPRECIATION       EQUITY             EQUITY             VALUE
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $       (20,384)           (6,562)         (176,322)           (1,008)
  Net realized gains (losses) on investments                          (27,734)           17,900           158,999           (26,852)
  Net change in unrealized appreciation or depreciation of
   investments                                                        609,007           112,065         1,397,140           131,851
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     560,889           123,403         1,379,817           103,991
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                           43,843           200,407         2,748,572           475,137
  Contract withdrawals and charges                                 (5,038,281)         (127,393)         (600,533)         (441,751)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                              8                --                15                --
  Annuity benefit payments                                               (975)               --              (858)               --
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                (4,995,405)           73,014         2,147,196            33,386
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                            (4,434,516)          196,417         3,527,013           137,377
Net assets at the beginning of year                                 4,434,516         1,016,052        10,460,211           706,778
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $            --         1,212,469        13,987,224           844,155
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  AMERICAN         AMERICAN
                                                                  CENTURY          CENTURY           AMERICAN
                                                                  INCOME         VP INFLATION        CENTURY
                                                                AND GROWTH        PROTECTION          ULTRA
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                       10,738           496,697          (452,448)
  Net realized gains (losses) on investments                         (146,039)        1,112,765           127,312
  Net change in unrealized appreciation or depreciation of
   investments                                                        450,767           831,275         4,017,583
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     315,466         2,440,737         3,692,447
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                          574,464        18,876,396         1,101,552
  Contract withdrawals and charges                                   (455,417)       (1,086,584)       (6,553,129)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             11                21               304
  Annuity benefit payments                                               (274)           (4,165)          (69,937)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                   118,784        17,785,668        (5,521,210)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                               434,250        20,226,405        (1,828,763)
Net assets at the beginning of year                                 2,438,648        35,759,209        30,971,467
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       2,872,898        55,985,614        29,142,704
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   AMERICAN         AMERICAN           AMERICAN
                                                                 AMERICAN          FUNDS IS         FUNDS IS           FUNDS IS
                                                                  CENTURY        GLOBAL BOND      GLOBAL GROWTH    GLOBAL SMALL CAP
                                                                   VALUE           CLASS 2           CLASS 2            CLASS 2
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $       162,039            23,029             2,860              (367)
  Net realized gains (losses) on investments                         (557,302)           13,265            (1,921)           (7,175)
  Net change in unrealized appreciation or depreciation of
   investments                                                      5,548,351            26,564           193,515            75,941
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                   5,153,088            62,858           194,454            68,399
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        5,638,974         2,357,235         1,664,774           549,015
  Contract withdrawals and charges                                 (2,536,021)         (432,276)          (49,261)          (52,185)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                            334                --                --                --
  Annuity benefit payments                                            (11,704)               --                --                --
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 3,091,583         1,924,959         1,615,513           496,830
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                             8,244,671         1,987,817         1,809,967           565,229
Net assets at the beginning of year                                38,613,480           802,088           417,249           218,639
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    46,858,151         2,789,905         2,227,216           783,868
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 AMERICAN          AMERICAN          AMERICAN
                                                                 FUNDS IS          FUNDS IS          FUNDS IS
                                                                  GROWTH        GROWTH-INCOME     INTERNATIONAL
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                       (9,803)           17,051            15,336
  Net realized gains (losses) on investments                            4,712             8,226           (11,516)
  Net change in unrealized appreciation or depreciation of
   investments                                                        299,253           215,262           238,822
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     294,162           240,539           242,642
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        2,558,079         2,119,296         1,934,349
  Contract withdrawals and charges                                   (428,535)         (132,974)         (312,047)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             44               (26)               --
  Annuity benefit payments                                               (189)             (651)               --
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 2,129,399         1,985,645         1,622,302
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                             2,423,561         2,226,184         1,864,944
Net assets at the beginning of year                                 1,063,564           810,529           840,600
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       3,487,125         3,036,713         2,705,544
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 AMERICAN          AMERICAN
                                                                 FUNDS IS          FUNDS IS          FIDELITY
                                                                 NEW WORLD       U.S. GOVT SEC         HIGH          FIDELITY VIP
                                                                  CLASS 2           CLASS 2           INCOME          CONTRAFUND
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $         2,848            (3,875)        1,197,445          (122,355)
  Net realized gains (losses) on investments                             (196)           73,856           265,111        (1,544,574)
  Net change in unrealized appreciation or depreciation of
   investments                                                        161,642           (61,258)        1,011,434         7,942,201
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     164,294             8,723         2,473,990         6,275,272
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        1,542,105         2,465,648         8,731,252         3,886,421
  Contract withdrawals and charges                                   (197,734)         (875,175)         (927,367)       (6,580,345)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --               (37)               15             2,115
  Annuity benefit payments                                                 --              (234)           (3,250)          (31,412)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 1,344,371         1,590,202         7,800,650        (2,723,221)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                             1,508,665         1,598,925        10,274,640         3,552,051
Net assets at the beginning of year                                   520,265         2,177,943        17,598,056        43,507,449
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     2,028,930         3,776,868        27,872,696        47,059,500
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                     FRANKLIN
                                                                FIDELITY VIP     FIDELITY VIP       SMALL CAP
                                                               EQUITY-INCOME        MID-CAP           VALUE
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                    1,079,561          (361,802)          (67,690)
  Net realized gains (losses) on investments                          852,892         2,570,168           221,717
  Net change in unrealized appreciation or depreciation of
   investments                                                      9,694,655         2,254,935         1,551,573
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                  11,627,108         4,463,301         1,705,600
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        1,032,941         1,502,914         2,867,828
  Contract withdrawals and charges                                (15,898,748)       (5,796,663)         (735,314)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                          4,217             4,319                23
  Annuity benefit payments                                           (120,863)          (63,960)           (3,467)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                               (14,982,453)       (4,353,390)        2,129,070
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                            (3,355,345)          109,911         3,834,670
Net assets at the beginning of year                                81,003,412        35,354,507         8,672,378
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      77,648,067        35,464,418        12,507,048
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   FRANKLIN                           TEMPLETON
                                                                 FRANKLIN         LARGE CAP          FRANKLIN         DEVELOPING
                                                                   SMALL            GROWTH         MUTUAL SHARES        MARKETS
                                                                  MID CAP         SECURITIES        SECURITIES        SECURITIES
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $      (124,991)          (19,388)           58,898            17,638
  Net realized gains (losses) on investments                          609,825           (19,538)         (555,074)       (1,574,799)
  Net change in unrealized appreciation or depreciation of
   investments                                                        396,474           319,875         1,628,880         4,866,778
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     881,308           280,949         1,132,704         3,309,617
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        1,599,104           377,229           736,245         2,805,977
  Contract withdrawals and charges                                 (2,170,737)         (548,974)       (1,797,415)       (4,724,985)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                            488                 4                40            16,218
  Annuity benefit payments                                            (11,002)             (167)           (1,917)          (48,629)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                  (582,147)         (171,908)       (1,063,047)       (1,951,419)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                               299,161           109,041            69,657         1,358,198
Net assets at the beginning of year                                 9,173,996         2,678,613         9,512,494        28,506,260
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     9,473,157         2,787,654         9,582,151        29,864,458
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  GOLDMAN
                                                                 SACHS VIT         IBBOTSON
                                                                 GOVERNMENT       AGGRESSIVE         IBBOTSON
                                                                   INCOME           GROWTH           BALANCED
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                      (98,643)          (13,411)           65,109
  Net realized gains (losses) on investments                          588,426           215,289         4,160,968
  Net change in unrealized appreciation or depreciation of
   investments                                                       (326,020)          182,827           475,448
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     163,763           384,705         4,701,525
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        9,643,817           836,288        10,613,337
  Contract withdrawals and charges                                   (337,226)         (788,448)       (5,943,388)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --                --               488
  Annuity benefit payments                                             (1,466)               --           (20,724)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 9,305,125            47,840         4,649,713
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                             9,468,888           432,545         9,351,238
Net assets at the beginning of year                                10,268,464         3,263,545        49,032,198
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      19,737,352         3,696,090        58,383,436
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       INVESCO
                                                                                                     IBBOTSON         VAN KAMPEN
                                                                 IBBOTSON          IBBOTSON           INCOME        V.I. AMERICAN
                                                               CONSERVATIVE         GROWTH          AND GROWTH         FRANCHISE
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $        (6,486)          (72,939)           58,706           (54,574)
  Net realized gains (losses) on investments                          601,550         2,697,627         1,770,702            67,692
  Net change in unrealized appreciation or depreciation of
   investments                                                        (15,663)           (3,392)           77,362             7,647
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     579,401         2,621,296         1,906,770            20,765
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        5,137,008         1,072,565         6,094,426         5,046,052
  Contract withdrawals and charges                                 (2,159,722)       (2,575,849)       (2,823,796)         (732,740)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --                --                --                14
  Annuity benefit payments                                                 --                --                --            (1,880)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 2,977,286        (1,503,284)        3,270,630         4,311,446
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                             3,556,687         1,118,012         5,177,400         4,332,211
Net assets at the beginning of year                                15,306,469        23,713,461        29,562,764           829,486
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    18,863,156        24,831,473        34,740,164         5,161,697
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                   INVESCO            INVESCO
                                                                  INVESCO         VAN KAMPEN        VAN KAMPEN
                                                                 VAN KAMPEN       V.I. GROWTH     V.I. AMERICAN
                                                               V.I. COMSTOCK      AND INCOME          VALUE
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                       31,189            (3,126)           (3,637)
  Net realized gains (losses) on investments                          (56,690)           45,845            32,325
  Net change in unrealized appreciation or depreciation of
   investments                                                      2,271,295           319,092            34,338
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                   2,245,794           361,811            63,026
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        6,372,847           214,449           786,729
  Contract withdrawals and charges                                   (928,266)         (641,519)         (279,201)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                           (255)               --                --
  Annuity benefit payments                                             (4,118)               --                --
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 5,440,208          (427,070)          507,528
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                             7,686,002           (65,259)          570,554
Net assets at the beginning of year                                10,932,262         2,996,894           336,094
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      18,618,264         2,931,635           906,648
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                  INVESCO
                                                                VAN KAMPEN       IVY FUNDS VIP
                                                                V.I. EQUITY          ASSET         IVY FUNDS VIP     IVY FUNDS VIP
                                                                AND INCOME         STRATEGY          BALANCED            BOND
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $         4,712          (617,231)          228,657         1,731,720
  Net realized gains (losses) on investments                          (17,757)         (264,538)        7,625,419         1,157,199
  Net change in unrealized appreciation or depreciation of
   investments                                                        153,604        28,615,499         2,152,400         1,224,035
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     140,559        27,733,730        10,006,476         4,112,954
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                          423,147        23,565,616        11,980,033        23,874,257
  Contract withdrawals and charges                                   (344,600)      (12,847,014)      (13,296,797)       (3,488,456)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --               247            72,865              (375)
  Annuity benefit payments                                                 --          (139,946)         (437,164)          (32,802)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                    78,547        10,578,903        (1,681,063)       20,352,624
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                               219,106        38,312,633         8,325,413        24,465,578
Net assets at the beginning of year                                 1,300,445       153,224,498        96,745,811        85,407,411
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     1,519,551       191,537,131       105,071,224       109,872,989
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                 IVY FUNDS VIP
                                                               IVY FUNDS VIP       DIVIDEND        IVY FUNDS VIP
                                                                CORE EQUITY         INCOME            ENERGY
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                     (327,656)          (79,570)         (109,163)
  Net realized gains (losses) on investments                        3,613,981            65,664          (214,005)
  Net change in unrealized appreciation or depreciation of
   investments                                                      2,364,342         2,124,143           308,994
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                   5,650,667         2,110,237           (14,174)
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                       13,890,996         2,468,514           761,925
  Contract withdrawals and charges                                 (3,038,370)       (1,905,289)       (1,104,505)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                          5,298               475               371
  Annuity benefit payments                                            (40,217)          (11,822)           (1,317)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                10,817,707           551,878          (343,526)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                            16,468,374         2,662,115          (357,700)
Net assets at the beginning of year                                31,059,322        17,993,911         7,103,920
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                      47,527,696        20,656,026         6,746,220
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               IVY FUNDS VIP                       IVY FUNDS VIP     IVY FUNDS VIP
                                                              GLOBAL NATURAL     IVY FUNDS VIP          HIGH         INTERNATIONAL
                                                                 RESOURCES          GROWTH             INCOME           GROWTH
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $      (589,469)       (2,149,459)        2,045,335           167,431
  Net realized gains (losses) on investments                         (300,038)       14,485,874           166,277         2,552,096
  Net change in unrealized appreciation or depreciation of
   investments                                                      1,090,618         5,530,804         4,211,709         3,466,848
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     201,111        17,867,219         6,423,321         6,186,375
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        5,457,603        10,651,649         2,451,011         9,981,611
  Contract withdrawals and charges                                 (3,664,004)      (15,075,374)       (3,827,952)       (2,203,975)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                            482            35,121              (321)             (224)
  Annuity benefit payments                                             (6,662)         (204,323)          (33,061)          (13,631)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                 1,787,419        (4,592,927)       (1,410,323)        7,763,781
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                             1,988,530        13,274,292         5,012,998        13,950,156
Net assets at the beginning of year                                36,641,162       158,364,311        38,417,989        34,029,156
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $    38,629,692       171,638,603        43,430,987        47,979,312
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP
                                                               INTERNATIONAL       MICRO-CAP          MID CAP
                                                                   VALUE            GROWTH            GROWTH
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                    1,581,006          (278,319)         (362,781)
  Net realized gains (losses) on investments                       (3,367,544)        2,227,709         2,574,680
  Net change in unrealized appreciation or depreciation of
   investments                                                     20,533,490           (34,694)          536,246
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                  18,746,952         1,914,696         2,748,145
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                       13,861,225         3,480,593        10,360,434
  Contract withdrawals and charges                                (14,373,890)       (3,261,383)       (1,311,765)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                         30,010             1,482               135
  Annuity benefit payments                                           (182,409)           (7,546)           (3,554)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                  (665,064)          213,146         9,045,250
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                            18,081,888         2,127,842        11,793,395
Net assets at the beginning of year                               154,972,837        18,327,832        19,611,643
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                     173,054,725        20,455,674        31,405,038
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP
                                                                   MONEY          PATHFINDER        PATHFINDER        PATHFINDER
                                                                  MARKET          AGGRESSIVE       CONSERVATIVE        MODERATE
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $      (160,771)          (52,777)         (125,913)         (613,776)
  Net realized gains (losses) on investments                               --           532,967         2,284,527         4,672,103
  Net change in unrealized appreciation or depreciation of
   investments                                                             --           375,413          (352,835)        8,273,054
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                    (160,771)          855,603         1,805,779        12,331,381
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        3,148,785         1,437,355         9,838,250        34,118,381
  Contract withdrawals and charges                                 (2,741,420)       (1,095,971)       (6,541,982)       (2,706,572)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             20                --                --                --
  Annuity benefit payments                                               (588)               --            (7,341)               --
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                   406,797           341,384         3,288,927        31,411,809
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                               246,026         1,196,987         5,094,706        43,743,190
Net assets at the beginning of year                                12,115,872         8,044,198        30,322,228       142,647,642
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $    12,361,898         9,241,185        35,416,934       186,390,832
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP
                                                                PATHFINDER        PATHFINDER       IVY FUNDS VIP
                                                                MODERATELY        MODERATELY        REAL ESTATE
                                                                AGGRESSIVE       CONSERVATIVE       SECURITIES
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                     (961,696)         (214,147)         (114,266)
  Net realized gains (losses) on investments                        4,848,475         2,820,171          (344,811)
  Net change in unrealized appreciation or depreciation of
   investments                                                     11,831,280         1,060,221         2,374,129
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                  15,718,059         3,666,245         1,915,052
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                       36,847,963        13,627,064           905,661
  Contract withdrawals and charges                                 (4,443,731)       (4,950,439)       (1,781,669)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --                --            (2,793)
  Annuity benefit payments                                                 --                --            (3,487)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                32,404,232         8,676,625          (882,288)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                            48,122,291        12,342,870         1,032,764
Net assets at the beginning of year                               154,854,114        49,730,877        12,492,706
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                     202,976,405        62,073,747        13,525,470
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP
                                                                 SCIENCE &         SMALL CAP         SMALL CAP       IVY FUNDS VIP
                                                                TECHNOLOGY          GROWTH             VALUE             VALUE
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $      (683,311)         (763,734)         (531,460)          (14,955)
  Net realized gains (losses) on investments                        3,284,748         1,150,604         3,843,380         4,801,442
  Net change in unrealized appreciation or depreciation of
   investments                                                      7,164,405         1,776,539         5,727,130         6,422,336
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                   9,765,842         2,163,409         9,039,050        11,208,823
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        5,333,208         6,402,262         2,435,617         3,049,143
  Contract withdrawals and charges                                 (4,872,914)       (6,657,277)       (9,065,166)      (10,172,029)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                            (96)           23,589            15,365            17,572
  Annuity benefit payments                                            (28,361)          (89,052)          (58,134)          (77,668)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                   431,837          (320,478)       (6,672,318)       (7,182,982)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                            10,197,679         1,842,931         2,366,732         4,025,841
Net assets at the beginning of year                                37,530,970        54,068,639        55,427,264        66,603,573
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $    47,728,649        55,911,570        57,793,996        70,629,414
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP         JANUS
                                                                  GLOBAL         LIMITED-TERM          ASPEN
                                                                   BOND              BOND            BALANCED
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                       83,888           258,378           171,744
  Net realized gains (losses) on investments                           10,590           327,264           922,680
  Net change in unrealized appreciation or depreciation of
   investments                                                         54,438          (436,035)          521,726
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     148,916           149,607         1,616,150
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        3,274,277         9,074,201         2,281,095
  Contract withdrawals and charges                                   (366,886)         (634,102)       (2,235,744)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                              1                --                 2
  Annuity benefit payments                                             (1,919)               --            (1,832)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                 2,905,473         8,440,099            43,521
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                             3,054,389         8,589,706         1,659,671
Net assets at the beginning of year                                 2,154,524         4,631,428        13,581,346
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       5,208,913        13,221,134        15,241,017
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                   JANUS             JANUS          JANUS ASPEN           MFS
                                                                   ASPEN             ASPEN            MID CAP          INVESTORS
                                                                   FORTY            OVERSEAS           VALUE         GROWTH STOCK
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $      (216,161)         (493,709)          (53,365)         (375,977)
  Net realized gains (losses) on investments                          689,870         3,441,590           671,165         1,591,853
  Net change in unrealized appreciation or depreciation of
   investments                                                      5,110,259         4,953,818           265,635         3,016,137
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                   5,583,968         7,901,699           883,435         4,232,013
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        3,155,723         7,902,752         3,947,627         5,732,952
  Contract withdrawals and charges                                 (6,488,023)      (10,266,955)         (368,337)       (1,324,001)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                          2,256             3,315                 9                34
  Annuity benefit payments                                            (26,528)          (40,677)             (714)           (6,408)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                (3,356,572)       (2,401,565)        3,578,585         4,402,577
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                             2,227,396         5,500,134         4,462,020         8,634,590
Net assets at the beginning of year                                25,774,793        62,638,589         8,258,913        26,655,862
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $    28,002,189        68,138,723        12,720,933        35,290,452
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                    MFS                MFS
                                                                  MID CAP              NEW              MFS
                                                                  GROWTH            DISCOVERY          VALUE
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                      (11,342)         (119,939)           (7,302)
  Net realized gains (losses) on investments                           49,137           615,394           218,919
  Net change in unrealized appreciation or depreciation of
   investments                                                         68,289           931,265         8,475,712
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     106,084         1,426,720         8,687,329
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                          231,832           821,497         6,408,627
  Contract withdrawals and charges                                   (174,306)       (1,448,710)       (3,972,339)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --               163               244
  Annuity benefit payments                                                 --           (24,431)          (20,549)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                    57,526          (651,481)        2,415,983
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                               163,610           775,239        11,103,312
Net assets at the beginning of year                                   687,831         7,667,971        60,200,935
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                         851,441         8,443,210        71,304,247
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 NEUBERGER                          OPPENHEIMER
                                                                    AMT           OPPENHEIMER         GLOBAL          OPPENHEIMER
                                                                 SOCIALLY           CAPITAL          STRATEGIC        MAIN STREET
                                                                RESPONSIVE       APPRECIATION         INCOME           SMALL CAP
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $        (7,790)          (27,342)        2,693,003            (9,638)
  Net realized gains (losses) on investments                           24,260            (7,345)          827,234            20,410
  Net change in unrealized appreciation or depreciation of
   investments                                                         27,918           325,922        (1,299,042)           94,284
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                      44,388           291,235         2,221,195           105,056
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                           88,563           660,542         1,075,993           346,311
  Contract withdrawals and charges                                    (71,899)         (538,098)       (4,805,128)          (47,647)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --                --               107                --
  Annuity benefit payments                                                 --                --           (15,257)               --
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                    16,664           122,444        (3,744,285)          298,664
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                                61,052           413,679        (1,523,090)          403,720
Net assets at the beginning of year                                   501,637         2,300,026        18,403,997           563,809
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $       562,689         2,713,705        16,880,907           967,529
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                OPPENHEIMER       PIMCO FUNDS       PIMCO FUNDS
                                                               INTERNATIONAL        VIT LOW          VIT TOTAL
                                                                  GROWTH           DURATION           RETURN
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                      (17,982)           87,503           577,148
  Net realized gains (losses) on investments                          (95,553)           32,619         1,416,996
  Net change in unrealized appreciation or depreciation of
   investments                                                        999,859         1,012,822         2,037,898
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     886,324         1,132,944         4,032,042
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        1,539,508        15,610,921        34,745,144
  Contract withdrawals and charges                                   (995,561)       (1,144,202)         (534,762)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             42                (1)               (1)
  Annuity benefit payments                                             (1,593)           (7,035)           (7,256)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                   542,396        14,459,683        34,203,125
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                             1,428,720        15,592,627        38,235,167
Net assets at the beginning of year                                 4,344,425        22,175,603        39,293,611
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       5,773,145        37,768,230        77,528,778
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 PUTNAM VT         PUTNAM VT         PUTNAM VT         PUTNAM VT
                                                                GROWTH AND       INTERNATIONAL       MULTI CAP          EQUITY
                                                                  INCOME            EQUITY            GROWTH            INCOME
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $         2,266            34,351            (6,415)           18,796
  Net realized gains (losses) on investments                          (34,077)         (728,925)           50,531          (177,631)
  Net change in unrealized appreciation or depreciation of
   investments                                                        210,261         1,556,478            26,150           589,094
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     178,450           861,904            70,266           430,259
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                          182,469           265,112           138,722           757,101
  Contract withdrawals and charges                                   (162,432)         (878,717)         (197,357)         (486,903)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                           (287)              100                --                26
  Annuity benefit payments                                             (2,452)           (4,893)               --            (1,483)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                    17,298          (618,398)          (58,635)          268,741
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                               195,748           243,506            11,631           699,000
Net assets at the beginning of year                                 1,043,398         4,483,286           510,718         2,258,298
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     1,239,146         4,726,792           522,349         2,957,298
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                       TOPS
                                                                                     TOPS            PROTECTED
                                                                 PUTNAM VT         PROTECTED         MODERATE
                                                                  VOYAGER         GROWTH ETF*       GROWTH ETF*
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                      (43,814)          (31,441)          (17,052)
  Net realized gains (losses) on investments                           89,045            60,282            13,926
  Net change in unrealized appreciation or depreciation of
   investments                                                        420,249           282,679           170,394
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     465,480           311,520           167,268
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                          509,773        11,905,631         6,053,434
  Contract withdrawals and charges                                   (744,734)       (1,646,894)         (260,147)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --                --                --
  Annuity benefit payments                                                 --                --                --
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                  (234,961)       10,258,737         5,793,287
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                               230,519        10,570,257         5,960,555
Net assets at the beginning of year                                 3,637,630                --                --
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       3,868,149        10,570,257         5,960,555
                                                              ===============   ===============   ===============

----------
* For the period from May 1, 2012 through December 31, 2012

See accompanying notes to financial statements.                      (Continued)

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                  ------------------------------------------------
                                                                                                  MORGAN STANLEY
                                                                                      TOPS         UIF EMERGING
                                                                                    PROTECTED        MARKETS
                                                                                  BALANCED ETF*       EQUITY             TOTAL
                                                                                  -------------   ---------------   --------------
Operations:
  Investment income (loss) - net                                                  $     (24,785)         (114,020)      (7,072,251)
  Net realized gains (losses) on investments                                             10,328           166,559      102,293,104
  Net change in unrealized appreciation or depreciation of investments                  221,129         1,267,197      238,373,606
                                                                                  -------------   ---------------   --------------
      Net increase (decrease) in net assets resulting from operations                   206,672         1,319,736      333,594,459
                                                                                  -------------   ---------------   --------------
Contract transactions:
  Contract purchase payments                                                          7,266,655         2,579,185      545,411,838
  Contract withdrawals and charges                                                     (206,001)         (334,553)    (340,139,611)
  Actuarial adjustments for mortality experience on annuities in payment period              --                66          402,885
  Annuity benefit payments                                                                   --              (997)      (7,130,502)
                                                                                  -------------   ---------------   --------------
      Increase (decrease) in net assets from contract transactions                    7,060,654         2,243,701      198,544,610
                                                                                  -------------   ---------------   --------------
      Increase (decrease) in net assets                                               7,267,326         3,563,437      532,139,069
Net assets at the beginning of year                                                          --         6,174,717    2,923,158,056
                                                                                  -------------   ---------------   --------------
Net assets at the end of year                                                     $   7,267,326         9,738,154    3,455,297,125
                                                                                  =============   ===============   ==============

----------
* For the period from May 1, 2012 through December 31, 2012

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2011

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     ADVANTUS          ADVANTUS
                                                                 ADVANTUS          ADVANTUS            INDEX           MORTGAGE
                                                                   BOND              MONEY              500           SECURITIES
                                                                  CLASS 2           MARKET            CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $    (2,655,805)         (715,825)       (1,338,275)         (872,112)
 Net realized gains (losses) on investments                         7,146,298                --         5,089,304         2,179,347
 Net change in unrealized appreciation or depreciation of
  investments                                                       7,855,542            (1,287)       (2,874,618)        2,065,686
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                     12,346,035          (717,112)          876,411         3,372,921
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                        10,444,587        31,894,827         4,404,737         2,474,315
 Contract withdrawals and charges                                 (30,778,597)      (30,837,598)      (14,201,157)      (11,298,734)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                    (2,576)           20,420           192,434            (5,229)
 Annuity benefit payments                                            (220,058)          (66,866)       (4,420,423)         (158,372)
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                  (20,556,644)        1,010,783       (14,024,409)       (8,988,020)
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                               (8,210,609)          293,671       (13,147,998)       (5,615,099)
Net assets at the beginning of year                               193,861,892        52,945,041       134,709,384        66,859,188
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $   185,651,283        53,238,712       121,561,386        61,244,089
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS          ADVANTUS          ADVANTUS
                                                               INTERNATIONAL       INDEX 400        REAL ESTATE
                                                                   BOND             MID-CAP         SECURITIES
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                    (1,064,191)         (867,414)         (751,179)
 Net realized gains (losses) on investments                         2,902,568         2,904,893         2,156,526
 Net change in unrealized appreciation or depreciation of
  investments                                                      (3,103,815)       (4,126,453)          872,787
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                     (1,265,438)       (2,088,974)        2,278,134
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         8,336,893         6,258,284         3,461,149
 Contract withdrawals and charges                                  (6,705,265)       (9,430,667)       (8,718,559)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                     5,621             2,186             4,713
 Annuity benefit payments                                             (42,267)          (48,305)         (101,114)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    1,594,982        (3,218,502)       (5,353,811)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                                  329,544        (5,307,476)       (3,075,677)
Net assets at the beginning of year                                77,196,207        68,004,218        55,834,052
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      77,525,751        62,696,742        52,758,375
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       ALLIANCE
                                                               INVESCO V.I.       INVESCO V.I.     INVESCO V.I.        BERNSTEIN
                                                                  CAPITAL             CORE           SMALL CAP       INTERNATIONAL
                                                               APPRECIATION          EQUITY           EQUITY             VALUE
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       (70,680)           (6,949)         (145,935)           18,415
 Net realized gains (losses) on investments                          (101,801)           49,265           134,373           (60,379)
 Net change in unrealized appreciation or depreciation of
  investments                                                        (289,774)          (46,774)         (153,971)         (139,502)
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                       (462,255)           (4,458)         (165,533)         (181,466)
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                           198,008           305,225         2,229,133           279,148
 Contract withdrawals and charges                                    (787,189)         (525,589)         (973,634)         (118,564)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        16                --                13                --
 Annuity benefit payments                                              (2,994)               --              (875)               --
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                     (592,159)         (220,364)        1,254,637           160,584
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                               (1,054,414)         (224,822)        1,089,104           (20,882)
Net assets at the beginning of year                                 5,488,930         1,240,874         9,371,107           727,660
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     4,434,516         1,016,052        10,460,211           706,778
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 AMERICAN          AMERICAN
                                                                  CENTURY           CENTURY          AMERICAN
                                                                  INCOME         VP INFLATION         CENTURY
                                                                AND GROWTH        PROTECTION           ULTRA
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                        (3,661)          751,370          (510,384)
 Net realized gains (losses) on investments                          (138,389)          653,432           (30,807)
 Net change in unrealized appreciation or depreciation
  of investments                                                      186,813         1,391,676           544,291
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                         44,763         2,796,478             3,100
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                           307,872        12,835,598           429,467
 Contract withdrawals and charges                                    (478,609)       (2,579,369)       (7,483,513)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        10                55               550
 Annuity benefit payments                                                (264)           (3,769)          (66,728)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                     (170,991)       10,252,515        (7,120,224)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                                 (126,228)       13,048,993        (7,117,124)
Net assets at the beginning of year                                 2,564,876        22,710,216        38,088,591
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       2,438,648        35,759,209        30,971,467
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   AMERICAN          AMERICAN          AMERICAN
                                                                 AMERICAN          FUNDS IS          FUNDS IS          FUNDS IS
                                                                  CENTURY         GLOBAL BOND      GLOBAL GROWTH   GLOBAL SMALL CAP
                                                                   VALUE           CLASS 2*          CLASS 2*          CLASS 2*
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       181,053            14,784             2,901              (725)
 Net realized gains (losses) on investments                          (844,474)            2,031            (1,459)           (1,062)
 Net change in unrealized appreciation or depreciation
  of investments                                                      521,554           (23,764)          (14,047)          (18,640)
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                       (141,867)           (6,949)          (12,605)          (20,427)
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         3,976,564           858,783           441,526           248,211
 Contract withdrawals and charges                                  (2,496,372)          (49,746)          (11,672)           (9,145)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                       302                --                --                --
 Annuity benefit payments                                             (11,432)               --                --                --
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    1,469,062           809,037           429,854           239,066
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                                1,327,195           802,088           417,249           218,639
Net assets at the beginning of year                                37,286,285                --                --                --
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    38,613,480           802,088           417,249           218,639
                                                              ===============  ================  ================  ================

                                                                               SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 AMERICAN          AMERICAN          AMERICAN
                                                                 FUNDS IS          FUNDS IS          FUNDS IS
                                                                  GROWTH         GROWTH-INCOME     INTERNATIONAL
                                                                 CLASS 2*          CLASS 2*          CLASS 2*
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                        (1,392)            5,751             9,955
 Net realized gains (losses) on investments                            (5,643)           (2,504)           (7,976)
 Net change in unrealized appreciation or depreciation
  of investments                                                      (30,307)          (10,781)          (85,355)
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                        (37,342)           (7,534)          (83,376)
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         1,157,474           852,119           968,824
 Contract withdrawals and charges                                     (56,568)          (34,056)          (44,848)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        --                --                --
 Annuity benefit payments                                                  --                --                --
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    1,100,906           818,063           923,976
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                                1,063,564           810,529           840,600
Net assets at the beginning of year                                        --                --                --
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       1,063,564           810,529           840,600
                                                              ===============  ================  ================

----------
* For the period from April 29, 2011 through December 31, 2011

See accompanying notes to financial statements                       (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 AMERICAN          AMERICAN        CREDIT SUISSE
                                                                 FUNDS IS          FUNDS IS            TRUST           FIDELITY
                                                                 NEW WORLD       US GOVT SEC       INTERNATIONAL         HIGH
                                                                 CLASS 2*          CLASS 2*       EQUITY FLEX III       INCOME
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $         4,548            22,709            25,723           951,501
 Net realized gains (losses) on investments                            (1,433)           13,363          (256,702)          782,841
 Net change in unrealized appreciation or depreciation
  of investments                                                      (45,142)          (10,442)           49,737        (1,441,699)
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                        (42,027)           25,630          (181,242)          292,643
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                           575,572         3,016,692           715,413         6,305,384
 Contract withdrawals and charges                                     (13,280)         (864,379)       (1,740,627)       (2,919,912)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        --                --                --                12
 Annuity benefit payments                                                  --                --               (27)           (3,218)
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                      562,292         2,152,313        (1,025,241)        3,382,266
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                                  520,265         2,177,943        (1,206,483)        3,674,909
Net assets at the beginning of year                                        --                --         1,206,483        13,923,147
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $       520,265         2,177,943                --        17,598,056
                                                              ===============  ================  ================  ================

                                                                              SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                 CONTRAFUND       EQUITY-INCOME        MID-CAP
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                      (294,676)          (21,802)         (572,957)
 Net realized gains (losses) on investments                        (2,616,781)       (4,034,705)         (354,765)
 Net change in unrealized appreciation or depreciation
  of investments                                                    1,056,068         3,686,539        (4,309,471)
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                     (1,855,389)         (369,968)       (5,237,193)
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         2,940,659         1,127,077         2,587,515
 Contract withdrawals and charges                                  (7,465,091)      (17,338,268)       (8,775,903)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                     2,726             3,705             3,545
 Annuity benefit payments                                             (33,047)         (114,908)          (68,318)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                   (4,554,753)      (16,322,394)       (6,253,161)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                               (6,410,142)      (16,692,362)      (11,490,354)
Net assets at the beginning of year                                49,917,591        97,695,774        46,844,861
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      43,507,449        81,003,412        35,354,507
                                                              ===============  ================  ================

----------
* For the period from April 29, 2011 through December 31, 2011

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     FRANKLIN
                                                                 FRANKLIN           FRANKLIN        LARGE CAP          FRANKLIN
                                                                 SMALL CAP           SMALL            GROWTH         MUTUAL SHARES
                                                                   VALUE            MID CAP         SECURITIES        SECURITIES
                                                              ---------------   ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       (64,165)         (137,006)          (23,878)           94,263
 Net realized gains (losses) on investments                            25,759           197,058           (22,417)         (653,569)
 Net change in unrealized appreciation or depreciation
  of investments                                                     (351,085)         (635,127)          (50,979)          326,413
                                                              ---------------   ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                       (389,491)         (575,075)          (97,274)         (232,893)
                                                              ---------------   ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         1,908,153         1,756,622           403,602         1,177,853
 Contract withdrawals and charges                                    (798,607)       (3,381,594)         (594,216)       (2,191,919)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                       715                22                 3                34
 Annuity benefit payments                                             (11,390)           (3,483)             (166)           (1,919)
                                                              ---------------   ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    1,098,871        (1,628,433)         (190,777)       (1,015,951)
                                                              ---------------   ---------------  ----------------  ----------------
   Increase (decrease) in net assets                                  709,380        (2,203,508)         (288,051)       (1,248,844)
Net assets at the beginning of year                                 7,962,998        11,377,504         2,966,664        10,761,338
                                                              ---------------   ---------------  ----------------  ----------------
Net assets at the end of year                                 $     8,672,378         9,173,996         2,678,613         9,512,494
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 TEMPLETON          GOLDMAN
                                                                 DEVELOPING        SACHS VIT         IBBOTSON
                                                                   MARKETS        GOVERNMENT        AGGRESSIVE
                                                                 SECURITIES         INCOME            GROWTH
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                      (118,507)          (36,261)          (17,073)
 Net realized gains (losses) on investments                        (1,456,495)          388,036           261,608
 Net change in unrealized appreciation or depreciation
  of investments                                                   (4,261,228)            7,726          (470,346)
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                     (5,836,230)          359,501          (225,811)
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         4,275,249         6,031,719         1,510,575
 Contract withdrawals and charges                                  (6,155,835)         (465,568)         (612,562)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                    16,390                (1)               --
 Annuity benefit payments                                             (54,635)             (738)               --
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                   (1,918,831)        5,565,412           898,013
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                               (7,755,061)        5,924,913           672,202
Net assets at the beginning of year                                36,261,321         4,343,551         2,591,343
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      28,506,260        10,268,464         3,263,545
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       IBBOTSON
                                                                 IBBOTSON          IBBOTSON          IBBOTSON           INCOME
                                                                 BALANCED        CONSERVATIVE         GROWTH          AND GROWTH
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $      (210,800)          (10,455)         (123,736)         (138,181)
 Net realized gains (losses) on investments                         1,166,682           639,735           567,267           668,251
 Net change in unrealized appreciation or depreciation
  of investments                                                   (2,131,616)         (455,226)       (1,622,320)         (589,659)
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                     (1,175,734)          174,054        (1,178,789)          (59,589)
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         7,609,660         6,067,994         1,947,850         8,324,791
 Contract withdrawals and charges                                  (5,500,412)       (1,613,728)       (5,334,906)       (2,321,830)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                       426                --                --                --
 Annuity benefit payments                                             (21,149)               --                --                --
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    2,088,525         4,454,266        (3,387,056)        6,002,961
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                                  912,791         4,628,320        (4,565,845)        5,943,372
Net assets at the beginning of year                                48,119,407        10,678,149        28,279,306        23,619,392
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    49,032,198        15,306,469        23,713,461        29,562,764
                                                              ===============  ================  ================  ================

                                                                              SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  INVESCO                            INVESCO
                                                                 VAN KAMPEN         INVESCO        VAN KAMPEN
                                                                V.I. CAPITAL      VAN KAMPEN       V.I. GROWTH
                                                                   GROWTH        V.I. COMSTOCK     AND INCOME
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                        (8,075)          (20,455)          (10,887)
 Net realized gains (losses) on investments                            27,806          (104,441)         (124,214)
 Net change in unrealized appreciation or depreciation
  of investments                                                      (69,468)         (166,315)           20,114
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                        (49,737)         (291,211)         (114,987)
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                           594,145         4,066,521           398,188
 Contract withdrawals and charges                                    (121,155)         (601,973)         (797,231)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        --                62                --
 Annuity benefit payments                                                  --            (4,070)               --
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                      472,990         3,460,540          (399,043)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                                  423,253         3,169,329          (514,030)
Net assets at the beginning of year                                   406,233         7,762,933         3,510,924
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                         829,486        10,932,262         2,996,894
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                  INVESCO           INVESCO
                                                                VAN KAMPEN        VAN KAMPEN       IVY FUNDS VIP
                                                               V.I. MID CAP       V.I. EQUITY          ASSET         IVY FUNDS VIP
                                                                   VALUE          AND INCOME         STRATEGY          BALANCED
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $        (2,465)            7,906          (739,349)          963,647
 Net realized gains (losses) on investments                            17,992           (25,425)         (631,228)        9,716,012
 Net change in unrealized appreciation or depreciation
  of investments                                                      (20,278)          (30,530)      (12,807,440)       (8,556,377)
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                         (4,751)          (48,049)      (14,178,017)        2,123,282
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                           209,316           318,884        20,929,823         6,577,991
 Contract withdrawals and charges                                     (71,027)         (220,501)      (14,776,194)      (13,517,914)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        --                --             3,839            52,566
 Annuity benefit payments                                                  --                --          (127,554)         (418,304)
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                      138,289            98,383         6,029,914        (7,305,661)
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                                  133,538            50,334        (8,148,103)       (5,182,379)
Net assets at the beginning of year                                   202,556         1,250,111       161,372,601       101,928,190
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $       336,094         1,300,445       153,224,498        96,745,811
                                                              ===============  ================  ================  ================

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                  IVY FUNDS VIP
                                                               IVY FUNDS VIP     IVY FUNDS VIP       DIVIDEND
                                                                   BOND           CORE EQUITY         INCOME
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                     1,110,701          (310,634)          (85,148)
 Net realized gains (losses) on investments                         1,106,870         1,013,369           112,163
 Net change in unrealized appreciation or depreciation
  of investments                                                    2,544,639          (827,932)       (1,109,997)
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                      4,762,210          (125,197)       (1,082,982)
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                        15,531,176         9,311,751         2,573,064
 Contract withdrawals and charges                                  (8,500,914)       (3,339,116)       (2,104,568)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                       344             4,925               277
 Annuity benefit payments                                             (23,020)          (35,866)           (5,925)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    7,007,586         5,941,694           462,848
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                               11,769,796         5,816,497          (620,134)
Net assets at the beginning of year                                73,637,615        25,242,825        18,614,045
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      85,407,411        31,059,322        17,993,911
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                                   IVY FUNDS VIP                     IVY FUNDS VIP
                                                                  IVY FUNDS VIP   GLOBAL NATURAL    IVY FUNDS VIP        HIGH
                                                                     ENERGY          RESOURCES         GROWTH           INCOME
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $      (128,819)        (678,862)       4,495,910        2,290,028
 Net realized gains (losses) on investments                              (18,580)      (1,889,979)       2,424,524           66,194
 Net change in unrealized appreciation or depreciation
  of investments                                                        (670,237)      (7,701,822)      (5,429,712)        (890,168)
                                                                 ---------------  ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting from
    operations                                                          (817,636)     (10,270,663)       1,490,722        1,466,054
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            1,360,055        6,269,451        6,170,811        2,467,263
 Contract withdrawals and charges                                     (1,682,422)      (5,546,293)     (19,102,890)      (6,068,841)
 Actuarial adjustments for mortality experience on annuities
   in payment period                                                         344              202           36,686             (243)
 Annuity benefit payments                                                 (1,460)          (6,764)        (197,736)         (16,108)
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions         (323,483)         716,596      (13,093,129)      (3,617,929)
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                  (1,141,119)      (9,554,067)     (11,602,407)      (2,151,875)
Net assets at the beginning of year                                    8,245,039       46,195,229      169,966,718       40,569,864
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $     7,103,920       36,641,162      158,364,311       38,417,989
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                  IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                  INTERNATIONAL    INTERNATIONAL      MICRO-CAP
                                                                     GROWTH            VALUE           GROWTH
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                         (363,572)         373,246         (268,940)
 Net realized gains (losses) on investments                              120,589       (1,954,384)         990,466
 Net change in unrealized appreciation or depreciation
  of investments                                                      (2,804,168)     (25,138,167)      (2,277,260)
                                                                 ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting from
    operations                                                        (3,047,151)     (26,719,305)      (1,555,734)
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            8,549,943       12,292,072        3,322,827
 Contract withdrawals and charges                                     (2,072,413)     (18,197,623)      (3,947,101)
 Actuarial adjustments for mortality experience on annuities
   in payment period                                                       1,644           35,969            1,155
 Annuity benefit payments                                                (14,588)        (201,851)          (7,780)
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions        6,464,586       (6,071,433)        (630,899)
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                   3,417,435      (32,790,738)      (2,186,633)
Net assets at the beginning of year                                   30,611,721      187,763,575       20,514,465
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                         34,029,156      154,972,837       18,327,832
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                  IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                     MID CAP           MONEY         PATHFINDER       PATHFINDER
                                                                     GROWTH           MARKET         AGGRESSIVE      CONSERVATIVE
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $      (274,287)        (164,416)         (25,042)             589
 Net realized gains (losses) on investments                            1,283,941               --          609,623        1,091,340
 Net change in unrealized appreciation or depreciation
   of investments                                                     (1,355,137)              --         (957,472)      (1,243,812)
                                                                 ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) in net assets resulting
       from operations                                                  (345,483)        (164,416)        (372,891)        (151,883)
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            4,990,993        7,287,264        1,590,438        5,926,821
 Contract withdrawals and charges                                     (2,016,447)      (5,504,174)      (1,684,875)      (2,332,738)
 Actuarial adjustments for mortality experience on
    annuities in payment period                                              112               17               --               --
 Annuity benefit payments                                                 (3,157)            (623)              --           (5,233)
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions        2,971,501        1,782,484          (94,437)       3,588,850
                                                                 ---------------  ---------------  ---------------  ---------------
     Increase (decrease) in net assets                                 2,626,018        1,618,068         (467,328)       3,436,967
Net assets at the beginning of year                                   16,985,625       10,497,804        8,511,526       26,885,261
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $    19,611,643       12,115,872        8,044,198       30,322,228
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                                   IVY FUNDS VIP    IVY FUNDS VIP
                                                                  IVY FUNDS VIP     PATHFINDER       PATHFINDER
                                                                   PATHFINDER       MODERATELY       MODERATELY
                                                                    MODERATE        AGGRESSIVE      CONSERVATIVE
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                         (355,446)        (733,329)         (96,513)
 Net realized gains (losses) on investments                            2,488,180        2,232,008        1,620,174
 Net change in unrealized appreciation or depreciation
   of investments                                                     (5,967,598)      (8,308,229)      (2,172,635)
                                                                 ---------------  ---------------  ---------------
     Net increase (decrease) in net assets resulting
       from operations                                                (3,834,864)      (6,809,550)        (648,974)
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                           19,709,990       28,171,356       10,866,399
 Contract withdrawals and charges                                     (4,331,881)      (3,067,805)      (3,896,093)
 Actuarial adjustments for mortality experience on
    annuities in payment period                                               --               --               --
 Annuity benefit payments                                                     --               --               --
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions       15,378,109       25,103,551        6,970,306
                                                                 ---------------  ---------------  ---------------
     Increase (decrease) in net assets                                11,543,245       18,294,001        6,321,332
Net assets at the beginning of year                                  131,104,397      136,560,113       43,409,545
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                        142,647,642      154,854,114       49,730,877
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                  IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                   REAL ESTATE       SCIENCE &        SMALL CAP        SMALL CAP
                                                                   SECURITIES       TECHNOLOGY         GROWTH            VALUE
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $      (102,927)        (636,162)        (801,614)        (544,373)
 Net realized gains (losses) on investments                             (207,359)       1,508,090          615,905          560,656
 Net change in unrealized appreciation or depreciation
  of investments                                                         739,323       (3,842,531)      (6,604,751)      (8,791,362)
                                                                 ---------------  ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting
    from operations                                                      429,037       (2,970,603)      (6,790,460)      (8,775,079)
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                              710,534        5,258,166        6,311,597        5,445,021
 Contract withdrawals and charges                                     (1,363,851)      (4,441,146)      (8,929,217)      (9,059,599)
 Actuarial adjustments for mortality experience on
   annuities in payment period                                               355              891           23,016           14,406
 Annuity benefit payments                                                 (3,565)         (27,271)         (98,074)         (64,497)
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions         (656,527)         790,640       (2,692,678)      (3,664,669)
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                    (227,490)      (2,179,963)      (9,483,138)     (12,439,748)
Net assets at the beginning of year                                   12,720,196       39,710,933       63,551,777       67,867,012
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $    12,492,706       37,530,970       54,068,639       55,427,264
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                                   IVY FUNDS VIP    IVY FUNDS VIP
                                                                  IVY FUNDS VIP       GLOBAL        LIMITED-TERM
                                                                      VALUE            BOND*            BOND*
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                         (418,398)          25,671           33,292
 Net realized gains (losses) on investments                              154,288          (11,094)           5,448
 Net change in unrealized appreciation or depreciation
  of investments                                                      (5,584,177)         (31,625)         (26,475)
                                                                 ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting
    from operations                                                   (5,848,287)         (17,048)          12,265
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            6,523,697        2,606,397        5,226,843
 Contract withdrawals and charges                                     (9,277,289)        (434,825)        (607,680)
 Actuarial adjustments for mortality experience on
   annuities in payment period                                            18,837               --               --
 Annuity benefit payments                                                (82,279)              --               --
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions       (2,817,034)       2,171,572        4,619,163
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                  (8,665,321)       2,154,524        4,631,428
Net assets at the beginning of year                                   75,268,894               --               --
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                         66,603,573        2,154,524        4,631,428
                                                                 ===============  ===============  ===============

----------
* For the period from April 29, 2011 through December 31, 2011

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                      JANUS            JANUS            JANUS         JANUS ASPEN
                                                                      ASPEN            ASPEN            ASPEN           MID CAP
                                                                    BALANCED           FORTY          OVERSEAS           VALUE
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $       111,046         (315,553)        (789,483)         (66,356)
 Net realized gains (losses) on investments                              594,675          988,617        2,744,841           58,664
 Net change in unrealized appreciation or depreciation
  of investments                                                        (718,547)      (3,050,200)     (32,772,726)        (363,738)
                                                                 ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets resulting
     from operations                                                     (12,826)      (2,377,136)     (30,817,368)        (371,430)
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            2,401,976        1,730,644        9,128,824        2,138,250
 Contract withdrawals and charges                                     (2,324,985)      (5,651,720)     (12,231,620)        (485,366)
 Actuarial adjustments for mortality experience on
   annuities in payment period                                                (2)           2,079            3,984               11
 Annuity benefit payments                                                   (875)         (28,794)         (52,266)            (734)
                                                                 ---------------  ---------------  ---------------  ---------------
    Increase (decrease) in net assets from contract transactions          76,114       (3,947,791)      (3,151,078)       1,652,161
                                                                 ---------------  ---------------  ---------------  ---------------
    Increase (decrease) in net assets                                     63,288       (6,324,927)     (33,968,446)       1,280,731
Net assets at the beginning of year                                   13,518,058       32,099,720       96,607,035        6,978,182
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $    13,581,346       25,774,793       62,638,589        8,258,913
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                       MFS              MFS              MFS
                                                                    INVESTORS         MID CAP            NEW
                                                                  GROWTH STOCK        GROWTH          DISCOVERY
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                         (309,718)         (10,979)        (132,409)
 Net realized gains (losses) on investments                               (8,360)         (29,716)       1,426,296
 Net change in unrealized appreciation or depreciation
  of investments                                                          24,575          (10,027)      (2,283,537)
                                                                 ---------------  ---------------  ---------------
    Net increase (decrease) in net assets resulting
     from operations                                                    (293,503)         (50,722)        (989,650)
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            3,229,947          132,907        1,322,016
 Contract withdrawals and charges                                     (1,513,208)        (174,390)      (2,142,431)
 Actuarial adjustments for mortality experience on
   annuities in payment period                                                32               --               69
 Annuity benefit payments                                                 (3,903)              --          (24,964)
                                                                 ---------------  ---------------  ---------------
    Increase (decrease) in net assets from contract transactions       1,712,868          (41,483)        (845,310)
                                                                 ---------------  ---------------  ---------------
    Increase (decrease) in net assets                                  1,419,365          (92,205)      (1,834,960)
Net assets at the beginning of year                                   25,236,497          780,036        9,502,931
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                         26,655,862          687,831        7,667,971
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                                     NEUBERGER
                                                                                        AMT          OPPENHEIMER
                                                                       MFS           SOCIALLY          CAPITAL        OPPENHEIMER
                                                                      VALUE         RESPONSIVE      APPRECIATION      HIGH INCOME
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $      (108,589)          (6,496)         (33,804)       1,533,175
 Net realized gains (losses) on investments                             (493,839)          27,133          (58,586)      (7,000,228)
 Net change in unrealized appreciation or depreciation
  of investments                                                        (452,083)         (39,616)          37,634        4,765,929
                                                                 ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets resulting
     from operations                                                  (1,054,511)         (18,979)         (54,756)        (701,124)
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            4,916,852          126,530          359,578        2,161,121
 Contract withdrawals and charges                                     (4,637,707)         (76,790)        (929,886)      (3,917,333)
 Actuarial adjustments for mortality experience on annuities
   in payment period                                                         203               --               --               94
 Annuity benefit payments                                                (16,364)              --               --          (14,858)
                                                                 ---------------  ---------------  ---------------  ---------------
    Increase (decrease) in net assets from contract transactions         262,984           49,740         (570,308)      (1,770,976)
                                                                 ---------------  ---------------  ---------------  ---------------
    Increase (decrease) in net assets                                   (791,527)          30,761         (625,064)      (2,472,100)
Net assets at the beginning of year                                   60,992,462          470,876        2,925,090       20,876,097
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $    60,200,935          501,637        2,300,026       18,403,997
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                   OPPENHEIMER      OPPENHEIMER      PIMCO FUNDS
                                                                   MAIN STREET     INTERNATIONAL       VIT LOW
                                                                    SMALL CAP         GROWTH          DURATION
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                           (6,486)         (35,179)          10,325
 Net realized gains (losses) on investments                               46,324          212,361           19,961
 Net change in unrealized appreciation or depreciation
  of investments                                                         (62,020)        (569,425)        (176,037)
                                                                 ---------------  ---------------  ---------------
    Net increase (decrease) in net assets resulting
     from operations                                                     (22,182)        (392,243)        (145,751)
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                              192,494        1,071,226       14,456,830
 Contract withdrawals and charges                                       (110,021)      (1,547,776)      (1,221,538)
 Actuarial adjustments for mortality experience on annuities
   in payment period                                                          --               39               (7)
 Annuity benefit payments                                                     --           (1,677)          (3,565)
                                                                 ---------------  ---------------  ---------------
    Increase (decrease) in net assets from contract transactions          82,473         (478,188)      13,231,720
                                                                 ---------------  ---------------  ---------------
    Increase (decrease) in net assets                                     60,291         (870,431)      13,085,969
Net assets at the beginning of year                                      503,518        5,214,856        9,089,634
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                            563,809        4,344,425       22,175,603
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                   PIMCO FUNDS       PUTNAM VT        PUTNAM VT        PUTNAM VT
                                                                    VIT TOTAL       GROWTH AND      INTERNATIONAL      MULTI CAP
                                                                     RETURN           INCOME           EQUITY           GROWTH
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $       306,312             (818)         112,738           (5,804)
 Net realized gains (losses) on investments                              539,486          (53,445)        (570,067)          (1,163)
 Net change in unrealized appreciation or depreciation
  of investments                                                        (379,100)          (1,358)        (562,873)         (29,376)
                                                                 ---------------  ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting
    from operations                                                      466,698          (55,621)      (1,020,202)         (36,343)
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                           23,612,497          122,067          272,368          249,579
 Contract withdrawals and charges                                     (2,874,638)        (275,541)      (1,373,226)         (95,623)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                           (7)              39               18               --
 Annuity benefit payments                                                 (3,580)          (2,459)          (4,652)              --
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions       20,734,272         (155,894)      (1,105,492)         153,956
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                  21,200,970         (211,515)      (2,125,694)         117,613
Net assets at the beginning of year                                   18,092,641        1,254,913        6,608,980          393,105
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $    39,293,611        1,043,398        4,483,286          510,718
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                                                     VAN KAMPEN
                                                                    PUTNAM VT                       UIF EMERGING
                                                                     EQUITY          PUTNAM VT         MARKETS
                                                                     INCOME           VOYAGER          EQUITY
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                            6,313          (46,699)         (65,815)
 Net realized gains (losses) on investments                             (340,050)         117,344          133,826
 Net change in unrealized appreciation or depreciation
  of investments                                                         333,913         (841,167)      (1,330,119)
                                                                 ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting
    from operations                                                          176         (770,522)      (1,262,108)
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                              489,941        2,759,583        2,399,344
 Contract withdrawals and charges                                       (356,035)        (752,766)        (662,475)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                           22               --               60
 Annuity benefit payments                                                 (1,445)              --           (1,094)
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions          132,483        2,006,817        1,735,835
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                     132,659        1,236,295          473,727
Net assets at the beginning of year                                    2,125,639        2,401,335        5,700,989
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                          2,258,298        3,637,630        6,174,716
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements                       (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                   -----------------------
                                                                                            TOTAL
                                                                                   -----------------------
Operations:
 Investment income (loss) - net                                                    $            (6,014,053)
 Net realized gains (losses) on investments                                                     38,490,284
 Net change in unrealized appreciation or depreciation
  of investments                                                                              (157,290,093)
                                                                                   -----------------------
   Net increase (decrease) in net assets resulting from operations                            (124,813,862)
                                                                                   -----------------------
Contract transactions:
 Contract purchase payments                                                                    435,488,495
 Contract withdrawals and charges                                                             (396,678,959)
 Actuarial adjustments for mortality experience on annuities in payment period                     448,130
 Annuity benefit payments                                                                       (6,963,420)
                                                                                   -----------------------
   Increase (decrease) in net assets from contract transactions                                 32,294,246
                                                                                   -----------------------
   Increase (decrease) in net assets                                                           (92,519,616)
Net assets at the beginning of year                                                          3,015,677,671
                                                                                   -----------------------
Net assets at the end of year                                                      $         2,923,158,055
                                                                                   =======================

See accompanying notes to financial statements


                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2012 and 2011

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers fifteen types of contracts consisting of ninety-two segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-one segregated sub-accounts. Such payments are then invested in shares of Aim Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Century Variable Portfolios II, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products Funds, Financial Investors Variable Insurance Trust (Ibbotson), Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, MFS Variable Insurance Trust, Neuberger Berman Advisors Management Trust, Northern Lights Variable Trust (TOPS), Oppenheimer Variable Account Funds/Panorama Series Fund, Inc., PIMCO Variable Insurance Trust, Putnam Variable Trust, Securian Funds Trust, and The Universal Institutional Funds, Inc. (Morgan Stanley). The Securian Funds Trust was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Fund which is nondiversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The following sub-accounts merged during 2012:

     CLOSED PORTFOLIO                             RECEIVING PORTFOLIO
     ---------------------------------  --------------------------------------
     Invesco V.I. Capital Appreciation  Invesco Van Kampen V.I. Capital Growth

     Part of Invesco V.I. Capital Appreciation liquidated during 2012, the remaining portion merged into Invesco Van Kampen V.I. Capital Growth.

                                                                     (Continued)

     The following sub-accounts had name changes during 2012:

     FORMER NAME                                           CURRENT NAME
     --------------------------------------  ------------------------------------------
     Invesco Van Kampen V.I. Capital Growth  Invesco Van Kampen V.I. American Franchise
     Invesco Van Kampen V.I. Mid Cap Value   Invesco Van Kampen V.I. American Value
     Oppenheimer High Income                 Oppenheimer Global Strategic Income

     The following sub-accounts were added to the Account in 2012:

     TOPS Protected Balanced ETF
     TOPS Protected Moderate Growth ETF
     TOPS Protected Growth ETF

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  NEW ACCOUNTING PRONOUNCEMENTS

          In May 2011, the FASB issued ASU 2011-04, FAIR VALUE MEASUREMENTS (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 was effective for annual reporting periods beginning after December 15, 2011. Management has determined that there is no material impact to the results of operations or financial position due to the adoption of ASU 2011-04.

     (C)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

          All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The nonaffiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (D)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income

                                                                     (Continued)
          or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

     (E)  CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A)  MULTIOPTION FLEX/SINGLE/SELECT:

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2012 and 2011, contingent deferred sales charges totaled $15,511 and $18,895, respectively.

     (B)  MULTIOPTION CLASSIC/ACHIEVER:

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2012 and 2011, contingent deferred sales charges totaled $68,989 and $70,774, respectively.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the

                                                                     (Continued)
          applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

          Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

     (C)  MULTIOPTION ADVISOR SERIES

          There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

          A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2012 and 2011, contingent deferred sales charges for all MultiOption Advisor classes totaled $1,117,830 and $1,432,020, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (D)  MEGANNUITY

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the

                                                                     (Continued)
          applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

     (E)  ADJUSTABLE INCOME ANNUITY:

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

          A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2012 and 2011.

          A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2012 and 2011.

          A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2012 and 2011.

     (F)  WADDELL & REED ADVISORS RETIREMENT BUILDER

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2012 and 2011, contingent deferred sales charges totaled $811,212 and $786,340, respectively.

                                                                     (Continued)

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (G)  MULTIOPTION LEGEND

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

          A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2012 and 2011, contingent deferred sales charges totaled $45,846 and $0, respectively

          In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal on an annual basis to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (H)  MULTIOPTION EXTRA

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

          A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on a eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2012 and 2011, contingent deferred sales charges totaled $421,717 and $0, respectively

                                                                     (Continued)

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (I)  MULTIOPTION GUIDE SERIES

          These products were introduced November, 2012.

          There are two classes of contracts offered under this series - B Series, and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20%, and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012.

          A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          No contingent deferred sales charge was collected for the year ended December 31, 2012.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charges that is computed daily which is equal on an annual basis to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (J)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.10% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

                                                                     (Continued)

     (4)  FAIR VALUE MEASUREMENTS

          In accordance with Accounting Standards Codification (ASC) 820, FAIR VALUE MEASUREMENT (ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

          The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Account is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

          Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

          The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

          The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

          The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

          As of December 31, 2012, all of the Account's investments are in mutual funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. There were no transfers in and out of Level 1 and Level 2 fair value measurements. The characterization of the underlying securities held by the funds in accordance with the Fair Value Measurement and Disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)

     (5)  INVESTMENT TRANSACTIONS

          The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2012 were as follows:

                                                                PURCHASES       SALES
                                                              -------------   ----------
          Advantus Bond Class 2                               $  11,457,848   24,696,261
          Advantus Money Market                                  15,819,052   24,668,759
          Advantus Index 500 Class 2                              5,745,518   16,765,419
          Advantus Mortgage Securities Class 2                    3,234,072   10,497,577
          Advantus International Bond Class 2                     6,658,330    6,723,348
          Advantus Index 400 Mid-Cap Class 2                      3,884,146    8,555,720
          Advantus Real Estate Securities Class 2                 4,870,799    7,849,070
          Invesco V.I. Capital Appreciation                          39,730    4,849,424
          Invesco V.I. Core Equity                                  206,581      140,109
          Invesco V.I. Small Cap Equity                           2,611,765      640,693
          Alliance Bernstein International Value                    483,653      451,260
          American Century Income and Growth                        614,816      485,250
          American Century VP Inflation Protection               20,428,107    1,197,188
          American Century Ultra                                  1,022,138    6,995,431
          American Century Value                                  6,008,165    2,753,979
          American Funds IS Global Bond Class 2                   2,401,474      439,889
          American Funds IS Global Growth Class 2                 1,674,702       56,303
          American Funds IS Global Small Cap Class 2                552,498       56,019
          American Funds IS Growth Class 2                        2,562,067      442,421
          American Funds IS Growth-Income Class 2                 2,148,934      146,186
          American Funds IS International Class 2                 1,956,709      319,034
          American Funds IS New World Class 2                     1,549,532      202,275
          American Funds IS U.S. Govt Sec Class 2                 2,556,750      889,388
          Fidelity High Income                                    9,982,641      984,071
          Fidelity VIP Contrafund                                 4,160,243    7,005,402
          Fidelity VIP Equity-Income                              8,242,504   17,035,964
          Fidelity VIP Mid-Cap                                    4,336,111    6,219,631
          Franklin Small Cap Value                                2,837,738      776,191
          Franklin Small Mid Cap                                  2,258,783    2,265,894
          Franklin Large Cap Growth Securities                      390,736      581,992
          Franklin Mutual Shares Securities                         894,267    1,898,338
          Templeton Developing Markets Securities                 3,067,881    5,001,370
          Goldman Sachs VIT Government Income                    10,149,128      359,925
          Ibbotson Aggressive Growth                                864,520      829,430
          Ibbotson Balanced                                      13,479,021    6,382,945
          Ibbotson Conservative                                   5,633,143    2,330,404
          Ibbotson Growth                                         3,102,490    2,878,809
          Ibbotson Income and Growth                              7,454,461    3,126,097

                                                                     (Continued)

                                                                PURCHASES       SALES
                                                              -------------   ----------
          Invesco Van Kampen V.I. American Franchise          $   5,049,718      998,897
          Invesco Van Kampen V.I. Comstock                        6,436,076      964,424
          Invesco Van Kampen V.I. Growth and Income                 243,300      673,467
          Invesco Van Kampen V.I. American Value                    787,478      283,565
          Invesco Van Kampen V.I. Equity and Income                 444,879      361,595
          Ivy Funds VIP Asset Strategy                           23,926,281   13,962,290
          Ivy Funds VIP Balanced                                 18,675,042   14,607,341
          Ivy Funds VIP Bond                                     26,717,766    3,853,472
          Ivy Funds VIP Core Equity                              17,313,543    3,232,552
          Ivy Funds VIP Dividend Income                           2,542,896    2,070,370
          Ivy Funds VIP Energy                                      714,553    1,167,135
          Ivy Funds VIP Global Natural Resources                  7,335,190    3,906,672
          Ivy Funds VIP Growth                                   22,035,485   16,560,879
          Ivy Funds VIP High Income                               4,904,339    4,268,780
          Ivy Funds VIP International Growth                     12,878,271    2,417,666
          Ivy Funds VIP International Value                      18,085,944   15,800,727
          Ivy Funds VIP Micro-Cap Growth                          4,936,484    3,412,306
          Ivy Funds VIP Mid Cap Growth                           12,349,109    1,395,104
          Ivy Funds VIP Money Market                              3,078,776    2,832,655
          Ivy Funds VIP Pathfinder Aggressive                     1,835,753    1,176,098
          Ivy Funds VIP Pathfinder Conservative                  11,061,333    6,851,041
          Ivy Funds VIP Pathfinder Moderate                      38,597,558    3,348,121
          Ivy Funds VIP Pathfinder Moderately Aggressive         40,949,480    4,983,325
          Ivy Funds VIP Pathfinder Moderately Conservative       15,299,145    5,277,305
          Ivy Funds VIP Real Estate Securities                      939,595    1,935,904
          Ivy Funds VIP Science & Technology                      8,068,161    5,262,522
          Ivy Funds VIP Small Cap Growth                          7,340,715    7,134,895
          Ivy Funds VIP Small Cap Value                           6,188,679    9,702,174
          Ivy Funds VIP Value                                     9,412,070   10,960,416
          Ivy Funds VIP Global Bond                               3,377,617      383,613
          Ivy Funds VIP Limited-Term Bond                         9,675,990      661,553
          Janus Aspen Balanced                                    3,571,349    2,344,622
          Janus Aspen Forty                                       3,210,795    6,783,291
          Janus Aspen Overseas                                   15,173,194   10,887,193
          Janus Aspen Mid Cap Value                               4,561,623      394,762
          MFS Investors Growth Stock                              7,031,229    1,441,100
          MFS Mid Cap Growth                                        229,288      183,091
          MFS New Discovery                                       1,565,851    1,554,894
          MFS Value                                               7,301,312    4,384,764
          Neuberger AMT Socially Responsive                          87,900       79,014
          Oppenheimer Capital Appreciation                          659,143      564,003
          Oppenheimer Global Strategic Income                    21,765,629   22,816,715
          Oppenheimer Main Street Small Cap                         344,556       55,505
          Oppenheimer International Growth                        1,559,194    1,034,703

                                                                     (Continued)

                                                                PURCHASES       SALES
                                                              -------------   ----------
          PIMCO Funds VIT Low Duration                        $  15,753,901    1,205,992
          PIMCO Funds VIT Total Return                           36,786,720      602,566
          Putnam VT Growth and Income                               198,212      178,636
          Putnam VT International Equity                            352,542      936,525
          Putnam VT Multi Cap Growth                                137,771      202,812
          Putnam VT Equity Income                                   797,621      510,049
          Putnam VT Voyager                                         501,093      779,820
          TOPS Protected Growth ETF                              11,887,369    1,659,929
          TOPS Protected Moderate Growth ETF                      6,045,316      268,968
          TOPS Protected Balanced ETF                             7,250,799      214,788
          Morgan Stanley UIF Emerging Markets Equity              2,480,244      350,413

                                                                     (Continued)

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2012 and 2011 were as follows:

                                                                             SEGREGATED SUB ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                                     ADVANTUS        ADVANTUS          ADVANTUS
                                                  ADVANTUS         ADVANTUS           INDEX          MORTGAGE       INTERNATIONAL
                                                    BOND             MONEY             500          SECURITIES           BOND
                                                  CLASS 2           MARKET           CLASS 2          CLASS 2          CLASS 2
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $   137,293,284       42,110,728       57,990,660       44,591,072       46,483,703
            Contract purchase
               payments                              6,450,238       26,184,387        1,532,168        1,523,930        5,412,987
            Contract terminations, withdrawal
               payments and charges                (20,639,300)     (25,916,226)      (7,889,795)      (7,721,299)      (3,882,966)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                         123,104,222       42,378,889       51,633,033       38,393,703       48,013,724
            Contract purchase
               payments                              7,134,393       13,993,406        2,134,524        2,393,498        4,508,568
            Contract terminations, withdrawal
               payments and charges                (13,572,580)     (20,116,233)      (6,407,357)      (6,054,132)      (3,480,457)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $   116,666,035       36,256,062       47,360,200       34,733,069       49,041,835
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                   ADVANTUS         ADVANTUS
                                                   INDEX 400       REAL ESTATE     INVESCO V.I.     INVESCO V.I.     INVESCO V.I.
                                                    MID-CAP        SECURITIES         CAPITAL           CORE           SMALL CAP
                                                    CLASS 2          CLASS 2       APPRECIATION        EQUITY           EQUITY
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    32,561,978       23,884,459        4,306,848          880,424        9,905,379
            Contract purchase
               payments                              2,722,037        1,391,579          156,607          217,536        2,407,911
            Contract terminations, withdrawal
               payments and charges                 (4,289,597)      (3,555,326)        (633,775)        (363,958)      (1,011,353)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          30,994,418       21,720,712        3,829,680          734,002       11,301,937
            Contract purchase
               payments                              1,659,386        1,812,787           33,679          131,982        2,790,457
            Contract terminations, withdrawal
               payments and charges                 (3,559,467)      (2,696,504)      (3,863,359)         (88,096)        (635,101)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    29,094,337       20,836,995               --          777,888       13,457,293
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                   ALLIANCE         AMERICAN         AMERICAN
                                                   BERNSTEIN         CENTURY          CENTURY         AMERICAN         AMERICAN
                                                 INTERNATIONAL       INCOME        VP INFLATION        CENTURY          CENTURY
                                                     VALUE         AND GROWTH       PROTECTION          ULTRA            VALUE
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     1,250,374        1,961,441       19,708,146       29,784,542       24,740,070
            Contract purchase
               payments                                506,669          235,211       10,551,875          347,413        2,686,187
            Contract terminations, withdrawal
               payments and charges                   (231,032)        (362,816)      (2,152,729)      (5,804,733)      (1,736,057)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           1,526,011        1,833,836       28,107,292       24,327,222       25,690,200
            Contract purchase
               payments                                970,944          386,917       14,277,853          800,492        3,472,075
            Contract terminations, withdrawal
               payments and charges                   (881,675)        (313,795)        (911,005)      (4,704,811)      (1,634,523)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     1,615,280        1,906,958       41,474,140       20,422,903       27,527,752
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                  AMERICAN         AMERICAN         AMERICAN         AMERICAN         AMERICAN
                                                  FUNDS IS         FUNDS IS         FUNDS IS         FUNDS IS         FUNDS IS
                                                 GLOBAL BOND     GLOBAL GROWTH   GLOBAL SMALL CAP     GROWTH        GROWTH-INCOME
                                                   CLASS 2          CLASS 2          CLASS 2          CLASS 2          CLASS 2
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $            --               --               --               --               --
            Contract purchase
               payments                                857,663          516,447          296,418        1,289,667          930,948
            Contract terminations, withdrawal
               payments and charges                    (50,714)         (13,544)         (10,547)         (64,684)         (37,631)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                             806,949          502,903          285,871        1,224,983          893,317
            Contract purchase
               payments                              2,294,826        1,763,918          655,472        2,677,672        2,124,870
            Contract terminations, withdrawal
               payments and charges                   (425,100)         (55,869)         (64,066)        (454,434)        (134,707)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     2,676,675        2,210,952          877,277        3,448,221        2,883,480
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                  AMERICAN         AMERICAN         AMERICAN
                                                  FUNDS IS         FUNDS IS         FUNDS IS         FIDELITY
                                                INTERNATIONAL      NEW WORLD      U.S. GOVT SEC        HIGH         FIDELITY VIP
                                                   CLASS 2          CLASS 2          CLASS 2          INCOME         CONTRAFUND
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $            --               --               --       12,022,272       30,850,378
            Contract purchase
               payments                              1,131,584          653,574        2,886,271        5,310,814        1,760,797
            Contract terminations, withdrawal
               payments and charges                    (55,176)         (15,330)        (824,179)      (2,504,144)      (4,764,133)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           1,076,408          638,244        2,062,092       14,828,942       27,847,042
            Contract purchase
               payments                              2,230,363        1,684,756        2,331,733        6,804,600        2,053,979
            Contract terminations, withdrawal
               payments and charges                   (337,423)        (201,022)        (840,439)        (776,784)      (3,894,406)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     2,969,348        2,121,978        3,553,386       20,856,758       26,006,615
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                                                                      FRANKLIN
                                                                                    FRANKLIN                          LARGE CAP
                                                FIDELITY VIP     FIDELITY VIP       SMALL CAP        FRANKLIN          GROWTH
                                                EQUITY-INCOME       MID-CAP           VALUE        SMALL MID CAP     SECURITIES
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    72,688,985       17,746,574        8,172,080       10,173,115        2,268,308
            Contract purchase
               payments                                890,595        1,008,750        2,062,893        1,519,062          308,901
            Contract terminations, withdrawal
               payments and charges                (12,961,009)      (3,530,955)        (874,950)      (2,977,823)        (477,858)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          60,618,571       15,224,369        9,360,023        8,714,354        2,099,351
            Contract purchase
               payments                                722,191          607,916        2,934,310        1,293,983          271,914
            Contract terminations, withdrawal
               payments and charges                (11,045,645)      (2,316,444)        (754,701)      (1,997,372)        (399,349)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    50,295,117       13,515,841       11,539,632        8,010,965        1,971,916
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                   TEMPLETON         GOLDMAN
                                                  FRANKLIN        DEVELOPING        SACHS VIT        IBBOTSON
                                                MUTUAL SHARES       MARKETS        GOVERNMENT       AGGRESSIVE        IBBOTSON
                                                 SECURITIES       SECURITIES         INCOME           GROWTH          BALANCED
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     7,331,439       13,676,523        4,254,667        3,077,827       50,620,974
            Contract purchase
               payments                                807,130        1,812,618        5,776,628        1,797,409        8,000,970
            Contract terminations, withdrawal
               payments and charges                 (1,541,845)      (2,727,532)        (458,686)        (743,949)      (5,947,687)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           6,596,724       12,761,609        9,572,609        4,131,287       52,674,257
            Contract purchase
               payments                                463,915        1,247,989        8,889,466          979,948       10,790,103
            Contract terminations, withdrawal
               payments and charges                 (1,183,329)      (2,198,727)        (343,431)        (964,782)      (6,184,174)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     5,877,310       11,810,871       18,118,644        4,146,453       57,280,186
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                                                      INVESCO
                                                                                    IBBOTSON        VAN KAMPEN         INVESCO
                                                  IBBOTSON         IBBOTSON          INCOME        V.I. AMERICAN     VAN KAMPEN
                                                CONSERVATIVE        GROWTH         AND GROWTH        FRANCHISE      V.I. COMSTOCK
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    10,120,630       31,785,016       23,640,738          267,098        5,208,609
            Contract purchase
               payments                              5,666,224        2,256,306        8,364,737          401,705        2,789,806
            Contract terminations, withdrawal
               payments and charges                 (1,552,700)      (6,034,016)      (2,379,114)         (79,370)        (414,984)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          14,234,154       28,007,306       29,626,361          589,433        7,583,431
            Contract purchase
               payments                              4,665,744        1,176,400        5,837,704        3,240,922        4,016,119
            Contract terminations, withdrawal
               payments and charges                 (2,026,512)      (2,898,265)      (2,800,131)        (481,681)        (608,079)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    16,873,386       26,285,441       32,663,934        3,348,674       10,991,471
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                   INVESCO          INVESCO          INVESCO
                                                 VAN KAMPEN       VAN KAMPEN       VAN KAMPEN      IVY FUNDS VIP
                                                 V.I. GROWTH     V.I. AMERICAN     V.I. EQUITY         ASSET        IVY FUNDS VIP
                                                 AND INCOME          VALUE         AND INCOME        STRATEGY         BALANCED
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     2,239,525          222,362        1,106,920       68,760,673       33,185,430
            Contract purchase
               payments                                255,978          227,491          280,754        9,030,421        3,457,306
            Contract terminations, withdrawal
               payments and charges                   (516,041)         (79,490)        (205,356)      (6,488,783)      (4,734,118)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           1,979,462          370,363        1,182,318       71,302,311       31,908,618
            Contract purchase
               payments                                128,472          776,819          353,594       10,040,018        6,625,772
            Contract terminations, withdrawal
               payments and charges                   (394,031)        (283,467)        (295,156)      (5,588,606)      (4,109,783)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     1,713,903          863,715        1,240,756       75,753,723       34,424,607
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                                  IVY FUNDS VIP                     IVY FUNDS VIP
                                                IVY FUNDS VIP    IVY FUNDS VIP      DIVIDEND       IVY FUNDS VIP   GLOBAL NATURAL
                                                    BOND          CORE EQUITY        INCOME           ENERGY          RESOURCES
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    60,470,600       17,995,872       13,708,669        6,718,777       27,875,300
            Contract purchase
               payments                             12,530,167        6,238,549        1,955,607        1,111,838        4,174,843
            Contract terminations, withdrawal
               payments and charges                 (6,820,867)      (2,458,194)      (1,585,687)      (1,383,059)      (3,556,925)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          66,179,900       21,776,227       14,078,589        6,447,556       28,493,218
            Contract purchase
               payments                             18,051,778        8,425,032        1,777,630          698,251        4,300,111
            Contract terminations, withdrawal
               payments and charges                 (2,729,696)      (2,013,312)      (1,396,394)      (1,030,312)      (2,943,000)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    81,501,982       28,187,947       14,459,825        6,115,495       29,850,329
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                IVY FUNDS VIP        HIGH         INTERNATIONAL    INTERNATIONAL      MICRO-CAP
                                                   GROWTH           INCOME           GROWTH            VALUE           GROWTH
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $   101,181,117       26,384,450       19,787,904       80,708,859       11,630,747
            Contract purchase
               payments                              4,229,471        1,556,968        5,377,776        6,518,021        1,965,204
            Contract terminations, withdrawal
               payments and charges                (10,804,596)      (3,907,176)      (1,377,378)      (7,355,609)      (2,120,374)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          94,605,992       24,034,242       23,788,302       79,871,271       11,475,577
            Contract purchase
               payments                              6,648,313        1,401,675        6,130,728        7,604,106        1,963,921
            Contract terminations, withdrawal
               payments and charges                 (7,724,861)      (2,245,981)      (1,479,201)      (6,602,950)      (1,748,516)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    93,529,444       23,189,936       28,439,829       80,872,427       11,690,982
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                   MID CAP           MONEY         PATHFINDER       PATHFINDER       PATHFINDER
                                                   GROWTH           MARKET         AGGRESSIVE      CONSERVATIVE       MODERATE
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     9,990,526        9,820,525        8,413,753       25,934,863      127,486,896
            Contract purchase
               payments                              2,930,459        6,857,391        1,641,794        5,727,249       19,321,193
            Contract terminations, withdrawal
               payments and charges                 (1,177,406)      (5,203,764)      (1,654,342)      (2,262,443)      (4,261,667)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          11,743,579       11,474,152        8,401,205       29,399,669      142,546,422
            Contract purchase
               payments                              5,778,603        3,004,763        1,410,654        9,166,110       32,322,681
            Contract terminations, withdrawal
               payments and charges                   (763,580)      (2,627,297)      (1,100,863)      (6,054,937)      (2,680,583)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    16,758,602       11,851,618        8,710,996       32,510,842      172,188,520
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                IVY FUNDS VIP    IVY FUNDS VIP
                                                 PATHFINDER       PATHFINDER      IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                 MODERATELY       MODERATELY       REAL ESTATE       SCIENCE &        SMALL CAP
                                                 AGGRESSIVE      CONSERVATIVE      SECURITIES       TECHNOLOGY         GROWTH
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $   133,261,386       42,059,307        8,466,671       21,345,781       33,197,076
            Contract purchase
               payments                             27,633,175       10,512,130          462,212        2,706,277        4,043,923
            Contract terminations, withdrawal
               payments and charges                 (3,109,609)      (3,777,216)        (910,944)      (2,376,632)      (4,604,464)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                         157,784,952       48,794,221        8,017,939       21,675,426       32,636,535
            Contract purchase
               payments                             35,530,894       12,742,272          515,519        2,554,589        4,254,058
            Contract terminations, withdrawal
               payments and charges                 (4,337,011)      (4,651,093)      (1,066,345)      (2,416,628)      (3,540,353)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $   188,978,835       56,885,400        7,467,113       21,813,387       33,350,240
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                IVY FUNDS VIP                     IVY FUNDS VIP    IVY FUNDS VIP        JANUS
                                                  SMALL CAP      IVY FUNDS VIP       GLOBAL        LIMITED-TERM         ASPEN
                                                    VALUE            VALUE            BOND             BOND            BALANCED
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    36,608,933       50,156,311               --               --        8,252,990
            Contract purchase
               payments                              3,485,007        4,818,060        2,630,948        5,174,549        1,439,110
            Contract terminations, withdrawal
               payments and charges                 (4,847,906)      (5,750,360)        (447,222)        (602,011)      (1,430,775)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          35,246,034       49,224,011        2,183,726        4,572,538        8,261,325
            Contract purchase
               payments                              1,429,497        1,841,179        3,208,273        8,839,344        1,283,111
            Contract terminations, withdrawal
               payments and charges                 (5,098,153)      (6,618,572)        (367,775)        (624,668)      (1,273,179)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    31,577,378       44,446,618        5,024,224       12,787,214        8,271,257
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                    JANUS            JANUS         JANUS ASPEN          MFS              MFS
                                                    ASPEN            ASPEN           MID CAP         INVESTORS         MID CAP
                                                    FORTY          OVERSEAS           VALUE        GROWTH STOCK        GROWTH
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    24,729,258       33,766,643        6,908,947       18,014,982          608,438
            Contract purchase
               payments                              1,298,004        3,459,606        2,124,746        2,287,074          106,857
            Contract terminations, withdrawal
               payments and charges                 (4,412,283)      (5,676,315)        (502,818)      (1,129,889)        (139,468)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          21,614,979       31,549,934        8,530,875       19,172,167          575,827
            Contract purchase
               payments                              2,145,292        3,554,402        3,857,002        3,750,115          166,860
            Contract terminations, withdrawal
               payments and charges                 (4,659,809)      (5,207,474)        (384,104)        (914,416)        (131,185)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    19,100,462       29,896,862       12,003,773       22,007,866          611,502
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                                    NEUBERGER                        OPPENHEIMER
                                                     MFS                               AMT          OPPENHEIMER        GLOBAL
                                                     NEW              MFS           SOCIALLY          CAPITAL         STRATEGIC
                                                  DISCOVERY          VALUE         RESPONSIVE      APPRECIATION        INCOME
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     4,946,291       38,521,743          518,257        2,287,883       51,073,165
            Contract purchase
               payments                                683,595        3,146,185          145,878          276,569        5,282,966
            Contract terminations, withdrawal
               payments and charges                 (1,122,066)      (3,044,443)         (87,128)        (727,478)      (9,597,058)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           4,507,820       38,623,485          577,007        1,836,974       46,759,073
            Contract purchase
               payments                                415,161        3,762,849           94,558          472,811        2,587,316
            Contract terminations, withdrawal
               payments and charges                   (767,875)      (2,459,481)         (80,090)        (393,715)     (11,453,616)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     4,155,106       39,926,853          591,475        1,916,070       37,892,773
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                 OPPENHEIMER      OPPENHEIMER      PIMCO FUNDS      PIMCO FUNDS       PUTNAM VT
                                                 MAIN STREET     INTERNATIONAL       VIT LOW         VIT TOTAL       GROWTH AND
                                                  SMALL CAP         GROWTH          DURATION          RETURN           INCOME
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $       551,148        2,374,859        8,930,847       17,510,432        1,023,986
            Contract purchase
               payments                                216,390          497,332       14,146,639       22,489,073          103,535
            Contract terminations, withdrawal
               payments and charges                   (127,664)        (715,287)      (1,245,782)      (2,820,486)        (218,255)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                             639,874        2,156,904       21,831,704       37,179,019          909,266
            Contract purchase
               payments                                356,359          682,163       14,940,847       31,237,086          135,867
            Contract terminations, withdrawal
               payments and charges                    (51,784)        (454,565)      (1,185,640)        (616,134)        (137,556)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $       944,449        2,384,502       35,586,911       67,799,971          907,577
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                  PUTNAM VT        PUTNAM VT        PUTNAM VT                           TOPS
                                                INTERNATIONAL      MULTI CAP         EQUITY          PUTNAM VT        PROTECTED
                                                   EQUITY           GROWTH           INCOME           VOYAGER        GROWTH ETF
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     4,345,396          269,361        1,779,712        1,520,611               --
            Contract purchase
               payments                                208,185          164,785          394,049        1,782,623               --
            Contract terminations, withdrawal
               payments and charges                   (957,708)         (65,503)        (300,468)        (546,701)              --
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           3,595,873          368,643        1,873,293        2,756,533               --
            Contract purchase
               payments                                201,539           85,664          566,307          346,199       12,060,955
            Contract terminations, withdrawal
               payments and charges                   (640,292)        (129,777)        (386,371)        (510,806)      (1,663,093)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     3,157,120          324,530        2,053,229        2,591,926       10,397,862
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                            SEGREGATED SUB-ACCOUNTS
                                               -------------------------------------------------
                                                    TOPS                         MORGAN STANLEY
                                                  PROTECTED          TOPS         UIF EMERGING
                                                  MODERATE         PROTECTED         MARKETS
                                                 GROWTH ETF      BALANCED ETF        EQUITY
                                               ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $            --               --        6,972,718
            Contract purchase
               payments                                     --               --        3,264,810
            Contract terminations, withdrawal
               payments and charges                         --               --         (888,805)
                                               ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                                  --               --        9,348,723
            Contract purchase
               payments                              6,106,672        7,330,470        3,593,093
            Contract terminations, withdrawal
               payments and charges                   (262,007)        (209,545)        (490,302)
                                               ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     5,844,665        7,120,925       12,451,514
                                               ===============  ===============  ===============

                                                                     (Continued)

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2012, 2011, 2010, 2009, and 2008 is as follows:

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Advantus Bond Class 2:
           2012                            116,666,035 1.08 to 4.86 185,820,211          0.00% 0.15% to 2.95%    4.29% to 7.25%
           2011                            123,104,222 1.04 to 4.54 185,651,283          0.00% 0.15% to 2.95%    6.53% to 7.86%
           2010                            137,293,284 0.84 to 4.21 193,861,892          0.00% 0.15% to 2.95%    6.24% to 8.11%
           2009                            140,897,572 0.82 to 3.85 186,788,832          0.00% 0.15% to 2.95%   12.21% to 15.39%
           2008                            137,165,882 0.83 to 3.34 162,840,509          0.00% 0.15% to 2.70% (16.04)% to (13.65)%
     Advantus Money Market:
           2012                             36,256,062 0.89 to 2.36  44,390,256          0.00% 0.15% to 2.95%  (2.92)% to (0.15)%
           2011                             42,378,889 0.91 to 2.37  53,238,712          0.00% 0.15% to 2.95%  (2.90)% to (0.15)%
           2010                             42,110,728 0.77 to 2.37  52,945,041          0.04% 0.15% to 2.95%  (2.91)% to (1.20)%
           2009                             46,944,447 0.81 to 2.37  59,612,988          0.30% 0.15% to 2.95%   (2.64)% to 0.12%
           2008                             62,460,775 1.00 to 2.37  81,565,810          1.99% 0.15% to 2.70%    1.58% to 4.48%
     Advantus Index 500 Class 2:
           2012                             47,360,200 1.06 to 6.55 128,781,432          0.00% 0.15% to 2.65%   12.06% to 15.25%
           2011                             51,633,033 0.93 to 5.68 121,561,386          0.00% 0.15% to 2.65%   (1.35)% to 1.44%
           2010                             57,990,660 0.83 to 5.60 134,709,384          0.00% 0.15% to 2.65%   11.21% to 13.17%
           2009                             64,777,011 0.75 to 4.90 131,119,756          0.00% 0.15% to 2.65%   22.21% to 25.68%
           2008                             72,514,828 0.66 to 3.90 118,329,030          0.00% 0.15% to 2.65%  (9.04)% to (37.30)%
     Advantus Mortgage Securities Class 2:
           2012                             34,733,069 0.96 to 4.60  56,007,270          0.00% 0.15% to 2.95%    0.47% to 3.33%
           2011                             38,393,703 0.94 to 4.46  61,244,089          0.00% 0.15% to 2.95%    3.64% to 6.57%
           2010                             44,591,072 0.79 to 4.18  66,859,188          0.00% 0.15% to 2.95%    3.65% to 5.48%
           2009                             48,097,169 0.78 to 3.92  69,742,214          0.00% 0.15% to 2.95%    4.91% to 7.89%
           2008                             53,570,204 0.84 to 3.64  75,249,958          0.00% 0.15% to 2.70% (15.50)% to (13.10)%
     Advantus International Bond Class 2:
           2012                             49,041,835 1.42 to 2.75  89,932,944          0.00% 0.15% to 2.95%   12.81% to 16.02%
           2011                             48,013,724 1.26 to 2.37  77,525,751          0.00% 0.15% to 2.95%  (3.15)% to (0.41)%
           2010                             46,483,703 1.07 to 2.38  77,196,207          0.00% 0.15% to 2.95%   10.59% to 12.55%
           2009                             43,385,285 1.00 to 2.09  64,982,851          0.00% 0.15% to 2.95%   14.14% to 17.38%
           2008                             43,293,204 1.01 to 1.78  56,503,162          0.00% 0.15% to 2.70%    1.19% to 4.07%
     Advantus Index 400 Mid-Cap Class 2:
           2012                             29,094,337 1.08 to 3.29  68,544,002          0.00% 0.15% to 2.95%   13.83% to 17.07%
           2011                             30,994,418 0.95 to 2.81  62,696,742          0.00% 0.15% to 2.95%  (5.10)% to (2.41)%
           2010                             32,561,978 1.00 to 2.88  68,004,218          0.00% 0.15% to 2.95%   22.27% to 24.43%
           2009                             34,387,142 0.82 to 2.29  57,474,226          0.00% 0.15% to 2.95%   32.47% to 36.23%
           2008                             35,415,838 0.62 to 1.68  44,016,480          0.00% 0.15% to 2.70% (38.39)% to (36.64)%
     Advantus Real Estate Securities
      Class 2:
           2012                             20,836,995 0.03 to 3.58  58,910,326          0.00% 0.15% to 2.95%   14.47% to 17.72%
           2011                             21,720,712 0.90 to 3.08  52,758,375          0.00% 0.15% to 2.95%    2.36% to 5.26%
           2010                             23,884,459 0.78 to 2.97  55,834,052          0.00% 0.15% to 2.95%   25.17% to 27.38%
           2009                             26,575,350 0.62 to 2.23  48,836,671          0.00% 0.15% to 2.95%   20.97% to 24.41%
           2008                             26,981,361 0.58 to 1.90  40,752,236          0.00% 0.15% to 2.70% (38.14)% to (36.37)%
     Invesco V.I. Capital Appreciation:
           2012 (e)                                 --      --               --            --        --                --
           2011                              3,829,680 0.89 to 1.17   4,434,515          0.00% 1.20% to 2.40%  (10.78)% to (9.21)%
           2010                              4,306,848 0.75 to 1.29   5,488,930          0.52% 1.20% to 2.40%   11.86% to 13.83%
           2009                              4,747,001 0.67 to 1.14   5,303,005          0.28% 1.20% to 2.40%   17.21% to 19.28%
           2008                              5,095,587 0.73 to 0.95   4,763,841          0.00% 1.20% to 2.40% (44.30)% to (43.31)%
     Invesco V.I. Core Equity:
           2012                                777,888 1.27 to 1.60   1,212,469          0.90% 1.20% to 2.20%   10.30% to 12.26%
           2011                                734,002 1.13 to 1.43   1,016,052          0.75% 1.20% to 2.15%  (3.19)% to (1.48)%
           2010                                880,424 0.90 to 1.45   1,240,874          0.88% 1.20% to 2.15%    6.07% to 7.95%
           2009                                431,118 0.85 to 1.34     535,283          1.70% 1.20% to 2.15%   24.26% to 26.46%
           2008                                425,082 0.85 to 1.06     417,167          1.83% 1.20% to 2.05% (32.25)% to (31.16)%
     Invesco V.I. Small Cap Equity:
           2012                             13,457,293 0.95 to 1.04  13,987,224          0.00% 1.20% to 2.95%   10.33% to 12.29%
           2011                             11,301,937 0.86 to 0.93  10,460,211          0.00% 1.20% to 2.95%  (3.86)% to (2.17)%
           2010                              9,905,379 0.82 to 0.95   9,371,107          0.00% 1.20% to 2.95%   24.49% to 26.69%
           2009                              8,208,727 0.67 to 0.75   6,130,150          0.17% 1.20% to 2.95%   17.38% to 19.45%
           2008                              3,987,569 0.62 to 0.63   2,492,896          0.00% 1.20% to 2.50% (33.40)% to (32.22)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Alliance Bernstein International
      Value:
           2012                              1,615,280 0.49 to 0.52     844,155          1.42% 1.20% to 2.50%   10.85% to 12.82%
           2011                              1,526,011 0.44 to 0.46     706,778          4.00% 1.20% to 2.50% (21.78)% to (20.40)%
           2010                              1,250,374 0.50 to 0.58     727,660          2.78% 1.20% to 2.50%    1.27% to 3.06%
           2009                              1,115,561 0.51 to 0.56     629,954          1.42% 1.20% to 2.50%   30.45% to 32.75%
           2008                                762,948 0.42 to 0.43     324,529          0.58% 1.20% to 2.50% (54.65)% to (53.84)%
     American Century Income and Growth:
           2012                              1,906,958 1.25 to 1.53   2,872,898          1.89% 1.20% to 2.05%   11.12% to 13.09%
           2011                              1,833,836 1.12 to 1.36   2,438,648          1.31% 1.20% to 2.05%   (0.13)% to 1.63%
           2010                              1,961,441 0.78 to 1.33   2,564,877          1.25% 1.20% to 2.05%   10.55% to 12.50%
           2009                              2,290,027 0.70 to 1.19   2,646,139          4.38% 1.20% to 2.05%   14.35% to 16.37%
           2008                              2,487,180 0.86 to 1.02   2,463,054          1.80% 1.20% to 2.05% (36.63)% to (35.51)%
     American Century VP Inflation
      Protection:
           2012                             41,474,140 1.25 to 1.35  55,985,614          2.54% 1.20% to 2.70%    4.25% to 6.09%
           2011                             28,107,292 1.19 to 1.27  35,759,209          4.06% 1.20% to 2.70%    8.50% to 10.41%
           2010                             19,708,146 1.00 to 1.15  22,710,216          1.61% 1.20% to 2.70%    2.05% to 3.85%
           2009                              9,811,848 1.00 to 1.11  10,887,625          2.16% 1.20% to 2.70%    7.04% to 8.93%
           2008                              3,803,193 1.00 to 1.02   3,874,597          4.47% 1.20% to 2.50%  (4.47)% to (2.78)%
     American Century Ultra:
           2012                             20,422,903 1.13 to 1.46  29,142,704          0.00% 1.20% to 2.45%   10.47% to 12.42%
           2011                             24,327,222 1.02 to 1.30  30,971,467          0.00% 1.20% to 2.40%  (2.06)% to (0.34)%
           2010                             29,784,542 0.83 to 1.30  38,088,591          0.36% 1.20% to 2.65%   12.46% to 14.44%
           2009                             34,338,881 0.76 to 1.14  38,389,095          0.18% 1.20% to 2.65%   30.61% to 32.92%
           2008                             38,859,386 0.69 to 0.86  32,698,743          0.00% 1.20% to 2.65% (43.35)% to (42.35)%
     American Century Value:
           2012                             27,527,752 0.93 to 1.71  46,858,151          1.80% 1.20% to 2.70%   11.24% to 13.21%
           2011                             25,690,200 0.84 to 1.51  38,613,480          1.89% 1.20% to 2.70%  (2.06)% to (0.34)%
           2010                             24,740,070 0.84 to 1.51  37,286,285          2.12% 1.20% to 2.70%    9.75% to 11.69%
           2009                             22,299,226 0.76 to 1.35  30,042,551          5.32% 1.20% to 2.70%   16.24% to 18.29%
           2008                             22,034,921 0.95 to 1.15  25,033,415          2.37% 1.20% to 2.40% (28.94)% to (27.68)%
     American Funds IS Global Bond
      Class 2:
           2012                              2,676,675 1.02 to 1.04   2,789,905          2.75% 1.20% to 2.50%    3.09% to 4.91%
           2011 (b)                            806,949     0.99         802,088          3.64% 1.20% to 2.35%  (1.77)% to (0.61)%
     American Funds IS Global Growth
      Class 2:
           2012                              2,210,952 0.98 to 1.09   2,227,216          1.60% 1.20% to 2.50%   18.98% to 21.08%
           2011 (b)                            502,903     0.83         417,249          2.58% 1.20% to 2.00% (18.01)% to (17.04)%
     American Funds IS Global Small Cap
      Class 2:
           2012                                877,277 0.87 to 1.05     783,868          1.41% 1.20% to 2.50%   14.72% to 16.75%
           2011 (b)                            285,871     0.76         218,639          0.33% 1.20% to 2.00% (24.42)% to (23.52)%
     American Funds IS Growth Class 2:
           2012                              3,448,221 0.99 to 1.01   3,487,125          0.99% 1.20% to 2.50%   14.45% to 16.47%
           2011 (b)                          1,224,983 0.86 to 0.87   1,063,564          0.73% 1.20% to 2.00% (14.20)% to (13.18)%
     American Funds IS Growth-Income
      Class 2:
           2012                              2,883,480 1.03 to 1.05   3,036,713          2.37% 1.20% to 2.50%   14.05% to 16.07%
           2011 (b)                            893,317     0.91         810,529          2.29% 1.20% to 2.25%  (10.33)% to (9.27)%
     American Funds IS International
      Class 2:
           2012                              2,969,348 0.89 to 1.07   2,705,544          2.30% 1.20% to 2.50%   14.46% to 16.49%
           2011 (b)                          1,076,408     0.78         840,600          3.11% 1.20% to 2.00% (22.83)% to (21.91)%
     American Funds IS New World Class 2:
           2012                              2,121,978 0.93 to 1.07   2,028,930          1.66% 1.20% to 2.45%   14.38% to 16.40%
           2011 (b)                            638,244     0.82         520,265          2.67% 1.20% to 2.00% (19.44)% to (18.49)%
     American Funds IS U.S. Govt Sec
      Class 2:
           2012                              3,553,386 1.01 to 1.06   3,776,868          1.21% 1.20% to 2.45%   (1.08)% to 0.68%
           2011 (b)                          2,062,092 1.05 to 1.06   2,177,943          3.67% 1.20% to 2.00%    4.38% to 5.61%
     Fidelity High Income:
           2012                             20,856,758 1.22 to 1.34  27,872,696          6.89% 1.20% to 2.95%   10.64% to 12.60%
           2011                             14,828,942 1.10 to 1.18  17,598,056          7.38% 1.20% to 2.95%    0.71% to 2.48%
           2010                             12,022,272 1.00 to 1.16  13,923,147          8.59% 1.20% to 2.95%   10.37% to 12.32%
           2009                             10,101,068 0.93 to 1.03  10,415,296         11.25% 1.20% to 2.95%   39.29% to 41.75%
           2008                              3,724,521 0.72 to 0.73   2,709,193         22.35% 1.20% to 2.45%  (27.32) to (26.04)%
     Fidelity VIP Contrafund:
           2012                             26,006,615 0.95 to 2.02  47,059,500          1.12% 0.15% to 2.70%   12.76% to 15.97%
           2011                             27,847,042 0.84 to 1.76  43,507,449          0.97% 0.15% to 2.70%  (5.60)% to (2.93)%
           2010                             30,850,378 0.88 to 1.83  49,917,591          1.00% 0.15% to 2.75%   13.53% to 16.75%
           2009                             34,359,074 0.78 to 1.59  47,529,919          1.09% 0.15% to 2.75%   31.53% to 35.26%
           2008                             40,119,116 0.59 to 1.19  40,927,704          0.73% 0.15% to 2.70% (44.36)% to (42.78)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Fidelity VIP Equity-Income:
           2012                             50,295,117 0.84 to 1.63  77,648,067          2.76% 0.15% to 2.95%   13.64% to 16.88%
           2011                             60,618,571 0.74 to 1.40  81,003,412          1.39% 0.15% to 2.95%   (2.27)% to 0.50%
           2010                             72,688,985 0.76 to 1.39  97,695,774          1.57% 0.15% to 2.95%   13.32% to 14.75%
           2009                             82,024,548 0.68 to 1.21  96,969,954          2.05% 0.15% to 2.95%   26.11% to 29.69%
           2008                             90,768,049 0.54 to 0.95  83,389,905          2.35% 0.15% to 2.70% (44.48)% to (42.90)%
     Fidelity VIP Mid-Cap:
           2012                             13,515,841 1.85 to 3.12  35,464,418          0.38% 0.15% to 2.50%   11.22% to 14.39%
           2011                             15,224,369 1.66 to 2.72  35,354,507          0.02% 0.15% to 2.50% (13.44)% to (10.99)%
           2010                             17,746,574 1.02 to 3.06  46,844,861          0.29% 0.15% to 2.50%   24.84% to 28.38%
           2009                             19,820,447 0.82 to 2.38  41,221,565          0.45% 0.15% to 2.75%   35.69% to 39.54%
           2008                             22,931,881 1.90 to 2.83  34,594,716          0.24% 0.15% to 2.40% (41.37)% to (39.70)%
     Franklin Small Cap Value:
           2012                             11,539,632 0.98 to 1.08  12,507,048          0.78% 1.20% to 2.95%   14.93% to 16.96%
           2011                              9,360,023 0.86 to 0.93   8,672,378          0.69% 1.20% to 2.95%  (6.55)% to (4.91)%
           2010                              8,172,080 0.84 to 0.97   7,962,998          0.73% 1.20% to 2.50%   23.92% to 26.70%
           2009                              6,489,098 0.70 to 0.77   4,990,734          1.65% 1.20% to 2.50%   25.40% to 27.61%
           2008                              3,484,588 0.59 to 0.60   2,099,929          0.74% 1.20% to 2.50% (34.97)% to (33.82)%
     Franklin Small Mid Cap:
           2012                              8,010,965 0.89 to 1.81   9,473,157          0.00% 0.15% to 2.45%    7.62% to 10.69%
           2011                              8,714,354 0.81 to 1.65   9,173,996          0.00% 0.15% to 2.50%  (7.59)% to (4.97)%
           2010                             10,173,115 0.86 to 1.76  11,377,504          0.00% 0.15% to 2.95%   24.50% to 27.43%
           2009                             11,687,234 0.69 to 1.40  10,276,216          0.00% 0.15% to 2.95%   39.40% to 43.36%
           2008                             13,142,015 0.48 to 0.99   7,977,310          0.00% 0.15% to 2.35% (44.17)% to (42.58)%
     Franklin Large Cap Growth Securities:
           2012                              1,971,916 1.14 to 1.44   2,787,654          0.83% 1.20% to 2.45%    9.10% to 11.03%
           2011                              2,099,351 1.02 to 1.30   2,678,613          0.67% 1.20% to 2.65%  (4.36)% to (2.68)%
           2010                              2,268,308 0.85 to 1.33   2,966,664          0.84% 1.20% to 2.50%    8.35% to 10.26%
           2009                              2,534,456 0.78 to 1.21   3,004,230          1.36% 1.20% to 2.50%   25.96% to 28.18%
           2008                              2,589,964 0.79 to 0.94   2,394,098          1.31% 1.20% to 2.35% (36.44)% to (35.31)%
     Franklin Mutual Shares Securities:
           2012                              5,877,310 1.31 to 1.66   9,582,151          2.02% 1.20% to 2.50%   10.92% to 12.88%
           2011                              6,596,724 1.17 to 1.47   9,512,494          2.33% 1.20% to 2.50%  (3.91)% to (2.22)%
           2010                              7,331,439 0.81 to 1.50  10,761,338          1.58% 1.20% to 2.50%    7.96% to 9.87%
           2009                              7,510,222 0.75 to 1.37   9,978,050          1.91% 1.20% to 2.75%   22.38% to 24.54%
           2008                              8,877,196 0.92 to 1.10   9,426,809          2.97% 1.20% to 2.40% (38.94)% to (37.86)%
     Templeton Developing Markets
      Securities:
           2012                             11,810,871 1.59 to 3.15  29,864,458          1.38% 0.15% to 2.50%    9.86% to 12.99%
           2011                             12,761,609 1.42 to 2.82  28,506,260          0.97% 0.15% to 2.50% (18.30)% to (15.98)%
           2010                             13,676,523 1.00 to 3.39  36,261,321          1.62% 0.15% to 2.50%   14.17% to 17.41%
           2009                             15,439,856 0.88 to 2.92  34,996,159          4.38% 0.15% to 2.50%   67.58% to 72.33%
           2008                             17,281,325 0.87 to 1.71  22,945,107          2.71% 0.15% to 2.50% (54.09)% to (52.78)%
     Goldman Sachs VIT Government Income:
           2012                             18,118,644 1.05 to 1.09  19,737,352          0.75% 1.20% to 2.45%   (0.22)% to 1.54%
           2011                              9,572,609 1.05 to 1.07  10,268,464          0.92% 1.20% to 2.45%    3.26% to 5.08%
           2010 (c)                          4,254,667 0.99 to 1.02   4,343,551          1.16% 1.20% to 2.45%    0.86% to 2.08%
     Ibbotson Aggressive Growth:
           2012                              4,146,453 0.83 to 0.89   3,696,090          1.21% 1.20% to 2.50%   10.86% to 12.82%
           2011                              4,131,287 0.75 to 0.79   3,263,545          1.09% 1.20% to 2.50%  (7.80)% to (6.18)%
           2010                              3,077,827 0.73 to 0.84   2,591,343          0.33% 1.20% to 2.50%   11.86% to 13.84%
           2009                              2,216,149 0.66 to 0.73   1,639,509          0.00% 1.20% to 2.35%   22.66% to 25.77%
           2008                              1,413,673 0.58 to 0.59     831,533          0.00% 1.20% to 2.35% (38.49)% to (37.40)%
     Ibbotson Balanced:
           2012                             57,280,186 0.95 to 1.02  58,383,436          1.53% 1.20% to 2.50%    7.58% to 9.48%
           2011                             52,674,257 0.88 to 0.93  49,032,198          1.00% 1.20% to 2.50%  (3.76)% to (2.07)%
           2010                             50,620,974 0.82 to 0.95  48,119,407          0.76% 1.20% to 2.50%    8.39% to 10.30%
           2009                             39,165,109 0.77 to 0.86  33,754,077          0.00% 1.20% to 2.50%   15.18% to 18.09%
           2008                             15,833,350 0.72 to 0.73  11,557,250          0.15% 1.20% to 2.50% (26.26)% to (24.96)%
     Ibbotson Conservative:
           2012                             16,873,386 1.04 to 1.12  18,863,156          1.49% 1.20% to 2.50%    2.13% to 3.94%
           2011                             14,234,154 1.02 to 1.08  15,306,469          1.50% 1.20% to 2.50%    0.15% to 1.91%
           2010                             10,120,630 0.91 to 1.06  10,678,149          1.36% 1.20% to 2.50%    3.29% to 5.11%
           2009                              7,167,271 0.90 to 1.00   7,193,958          0.00% 1.20% to 2.50%    4.42% to 6.97%
           2008                              1,853,596 0.93 to 0.94   1,740,048          0.00% 1.20% to 2.35%  (8.76)% to (7.15)%
     Ibbotson Growth:
           2012                             26,285,441 0.87 to 0.94  24,831,473          1.23% 1.20% to 2.70%    9.62% to 11.56%
           2011                             28,007,306 0.79 to 0.85  23,713,461          1.07% 1.20% to 2.70%  (6.48)% to (4.83)%
           2010                             31,785,016 0.77 to 0.89  28,279,306          0.69% 1.20% to 2.70%   10.56% to 12.51%
           2009                             31,643,097 0.71 to 0.79  25,023,012          0.00% 1.20% to 2.70%   20.20% to 23.16%
           2008                             17,258,727 0.63 to 0.64  11,082,378          0.21% 1.20% to 2.70% (33.61)% to (32.43)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Ibbotson Income and Growth:
           2012                             32,663,934 0.98 to 1.06  34,740,164          1.65% 1.20% to 2.70%    4.72% to 6.57%
           2011                             29,626,361 0.94 to 1.00  29,562,764          0.97% 1.20% to 2.70%  (1.85)% to (0.12)%
           2010                             23,640,738 0.86 to 1.00  23,619,392          0.58% 1.20% to 2.70%    5.72% to 7.58%
           2009                             16,421,587 0.83 to 0.92  15,250,083          0.00% 1.20% to 2.70%    9.21% to 11.94%
           2008                              6,436,622 0.81 to 0.83   5,340,597          0.00% 1.20% to 2.70% (17.63)% to (16.17)%
     Invesco Van Kampen V.I. American
      Franchise:
           2012                              3,348,674 0.99 to 1.58   5,161,697          0.00% 1.20% to 2.45%   10.09% to 12.04%
           2011                                589,433 1.32 to 1.41     829,486          0.00% 1.20% to 1.85%  (9.11)% to (7.50)%
           2010                                267,098 0.97 to 1.52     406,233          0.00% 1.20% to 2.00%   16.09% to 18.14%
           2009                                251,569 0.85 to 1.29     323,847          0.00% 1.20% to 2.25%   60.83% to 63.67%
           2008                                160,753 0.76 to 0.79     126,389          0.19% 1.20% to 1.80% (50.60)% to (49.72)%
     Invesco Van Kampen V.I. Comstock:
           2012                             10,991,471 1.33 to 1.69  18,618,264          1.64% 1.20% to 2.45%   15.46% to 17.50%
           2011                              7,583,431 1.14 to 1.44  10,932,262          1.19% 1.20% to 2.45%  (4.95)% to (3.27)%
           2010                              5,208,609 0.83 to 1.49   7,762,933          0.11% 1.20% to 2.45%   12.34% to 14.32%
           2009                              3,601,987     1.30       4,696,181          4.33% 1.20% to 2.40%   24.67% to 26.87%
           2008                              3,995,053     1.03       4,105,291          2.35% 1.20% to 2.40% (37.67)% to (36.57)%
     Invesco Van Kampen V.I. Growth and
      Income:
           2012                              1,713,903 1.36 to 1.71   2,931,635          1.27% 1.20% to 2.50%   11.02% to 12.98%
           2011                              1,979,462 1.22 to 1.51   2,996,894          1.04% 1.20% to 2.50%  (5.10)% to (3.43)%
           2010                              2,239,525 0.86 to 1.57   3,510,924          0.10% 1.20% to 2.50%    8.93% to 10.85%
           2009                              2,357,482 0.79 to 1.41   3,334,033          3.62% 1.20% to 2.50%   20.50% to 22.63%
           2008                              2,383,791 0.99 to 1.16   2,749,148          1.80% 1.20% to 1.95% (34.19)% to (33.02)%
     Invesco Van Kampen V.I. American
      Value:
           2012                                863,715 0.98 to 1.05     906,648          0.71% 1.20% to 2.45%   13.65% to 15.66%
           2011                                370,363 0.87 to 0.91     336,094          0.67% 1.20% to 2.15%  (2.10)% to (0.38)%
           2010                                222,362 0.79 to 0.91     202,556          0.68% 1.20% to 2.15%   18.64% to 20.73%
           2009                                 67,779     0.75          51,135          0.98% 1.20% to 2.15%    35.11% to 37.5%
           2008                                 27,235     0.55          14,939          0.98% 1.20% to 1.70% (43.13)% to (42.12)%
     Invesco Van Kampen V.I. Equity and
      Income:
           2012                              1,240,756 1.05 to 1.25   1,519,551          1.85% 1.20% to 2.25%    9.11% to 11.04%
           2011                              1,182,318 0.95 to 1.12   1,300,445          2.09% 1.20% to 2.25%  (4.72)% to (3.04)%
           2010                              1,106,920 0.77 to 1.16   1,250,111          1.70% 1.20% to 2.20%    4.64% to 6.49%
           2009                              1,226,941 0.75 to 1.09   1,296,909          4.93% 1.20% to 2.20%   29.66% to 31.95%
           2008                              1,408,989 0.72 to 0.82   1,126,428          3.92% 1.20% to 2.20% (40.25)% to (39.19)%
     Ivy Funds VIP Asset Strategy:
           2012                             75,753,723 2.26 to 2.58 191,537,131          1.12% 1.20% to 2.50%   15.70% to 17.75%
           2011                             71,302,311 1.94 to 2.19 153,224,498          1.03% 1.20% to 2.50%  (9.90)% to (8.31)%
           2010                             68,760,673 1.11 to 2.39 161,372,601          1.07% 1.20% to 2.50%    7.17% to 7.38%
           2009                             60,544,827 1.05 to 2.22 132,577,110          0.36% 1.20% to 2.75%   22.14% to 23.55%
           2008                             55,058,194 1.68 to 1.80  97,714,391          0.42% 1.20% to 2.50% (27.96)% to (26.68)%
     Ivy Funds VIP Balanced:
           2012                             34,424,607 1.37 to 6.18 105,071,224          1.47% 0.15% to 2.45%    8.49% to 11.58%
           2011                             31,908,618 1.24 to 5.54  96,745,811          2.20% 0.15% to 2.35%    0.32% to 3.16%
           2010                             33,185,430 0.88 to 4.35  98,268,225          2.05% 0.15% to 2.40%    9.93% to 13.06%
           2009                             35,895,654 0.94 to 4.06 104,444,512          0.10% 0.15% to 2.40% (23.30)% to (21.12)%
           2008                             42,031,930 1.21 to 5.15 162,224,826          1.31% 0.15% to 2.40%   10.34% to 13.49%
     Ivy Funds VIP Bond:
           2012                             81,501,982 1.23 to 1.35 109,872,989          3.12% 1.25% to 2.35%    3.32% to 4.46%
           2011                             66,179,900 1.19 to 1.29  85,407,411          2.72% 1.25% to 2.35%    4.82% to 5.98%
           2010                             60,470,600 0.90 to 1.22  73,637,615          2.84% 1.25% to 2.35%    3.58% to 4.72%
           2009                             31,415,109 0.90 to 1.16  36,529,292          3.67% 1.25% to 2.35%    4.68% to 5.83%
           2008                             29,782,793 1.04 to 1.10  32,722,740          0.08% 1.25% to 2.35%  (2.02)% to (0.94)%
     Ivy Funds VIP Core Equity:
           2012                             28,187,947 1.22 to 1.83  47,527,696          0.56% 0.15% to 2.35%   15.15% to 18.42%
           2011                             21,776,227 1.04 to 1.56  31,059,322          0.36% 0.15% to 2.35%   (1.29)% to 1.51%
           2010                             17,995,872 1.04 to 1.56  25,242,825          0.95% 0.15% to 2.35%   18.09% to 20.71%
           2009                             15,885,020 0.80 to 1.21  18,403,823          1.00% 0.15% to 2.35%   22.30% to 23.84%
           2008                             16,559,285 0.71 to 1.06  15,463,823          0.18% 0.15% to 2.30% (35.68)% to (34.87)%
     Ivy Funds VIP Dividend Income:
           2012                             14,459,825 1.30 to 1.43  20,656,026          1.07% 1.25% to 2.35%   10.54% to 11.77%
           2011                             14,078,589 1.17 to 1.28  17,993,911          1.02% 1.25% to 2.35%  (6.90)% to (5.87)%
           2010                             13,708,669 1.01 to 1.36  18,614,045          1.08% 1.25% to 2.35%   13.67% to 14.93%
           2009                             11,609,153 0.92 to 1.18  13,715,949          1.00% 1.25% to 2.35%   15.15% to 16.42%
           2008                             10,923,693 0.96 to 1.01  11,085,937          0.08% 1.25% to 2.35% (37.41)% to (36.71)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Ivy Funds VIP Energy:
           2012                              6,115,495 1.02 to 1.10   6,746,220          0.00% 1.25% to 2.35%   (0.99)% to 0.10%
           2011                              6,447,556 1.04 to 1.10   7,103,920          0.00% 1.25% to 2.35% (11.19)% to (10.21)%
           2010                              6,718,777 0.99 to 1.23   8,245,039          0.30% 1.25% to 2.35%   19.13% to 20.45%
           2009                              7,518,486 0.86 to 1.02   7,660,413          0.00% 1.25% to 2.35%   37.22% to 38.73%
           2008                              5,993,076 0.71 to 0.73   4,401,263          0.10% 1.25% to 2.35% (47.40)% to (46.82)%
     Ivy Funds VIP Global Natural
      Resources:
           2012                             29,850,329 0.63 to 1.30  38,629,692          0.00% 1.20% to 2.70%   (1.08)% to 0.67%
           2011                             28,493,218 0.64 to 1.29  36,641,162          0.00% 1.20% to 2.70% (23.73)% to (22.38)%
           2010                             27,875,300 1.28 to 1.66  46,195,229          0.00% 1.20% to 2.35%   14.35% to 15.67%
           2009                             27,715,035 0.73 to 1.44  39,719,509          0.00% 1.20% to 2.75%   69.61% to 71.57%
           2008                             22,924,839 0.80 to 0.84  19,153,273          1.43% 1.20% to 1.25% (61.94)% to (61.92)%
     Ivy Funds VIP Growth:
           2012                             93,529,444 0.85 to 4.93 171,638,603          0.06% 0.15% to 2.95%    9.46% to 12.57%
           2011                             94,605,992 0.77 to 4.43 158,364,311          4.02% 0.15% to 2.95%   (0.84)% to 1.97%
           2010                            101,181,117 0.76 to 4.39 169,966,718          0.62% 0.15% to 2.95%    9.97% to 12.41%
           2009                            102,589,393 0.69 to 3.95 158,767,856          0.38% 0.15% to 2.95%   23.38% to 26.88%
           2008                            105,047,013 0.55 to 3.15 134,044,256          0.00% 0.15% to 2.70% (38.13)% to (36.37)%
     Ivy Funds VIP High Income:
           2012                             23,189,936 1.70 to 1.87  43,430,987          6.39% 1.25% to 2.35%   15.88% to 17.16%
           2011                             24,034,242 1.47 to 1.60  38,417,989          7.24% 1.25% to 2.35%    2.82% to 3.96%
           2010                             26,384,450 1.14 to 1.54  40,569,864          7.75% 1.25% to 2.35%   12.19% to 13.43%
           2009                             26,341,150 1.05 to 1.36  35,706,905          8.80% 1.25% to 2.35%    43.02% to 44.6%
           2008                             26,272,087 0.89 to 0.94  24,628,412          0.63% 1.25% to 2.35% (23.64)% to (22.79)%
     Ivy Funds VIP International Growth:
           2012                             28,439,829 0.90 to 1.82  47,979,312          1.89% 1.20% to 2.70%   14.61% to 16.64%
           2011                             23,788,302 0.78 to 1.56  34,029,156          0.41% 1.20% to 2.70%  (10.01)% to (8.42)%
           2010                             19,787,904 0.86 to 1.70  30,611,721          0.91% 1.20% to 2.70%   11.45% to 13.42%
           2009                             15,524,625 0.79 to 1.50  20,994,285          1.57% 1.20% to 2.65%   23.94% to 25.38%
           2008                             14,959,893 1.05 to 1.20  16,233,840          0.26% 1.20% to 2.65% (43.83)% to (42.84)%
     Ivy Funds VIP International Value:
           2012                             80,872,427 0.80 to 4.67 173,054,725          2.30% 0.15% to 2.95%   10.03% to 13.16%
           2011                             79,871,271 0.73 to 4.13 154,972,837          1.55% 0.15% to 2.95% (16.39)% to (14.01)%
           2010                             80,708,859 0.87 to 4.80 187,763,575          1.37% 0.15% to 2.95%   12.51% to 13.92%
           2009                             83,831,899 1.00 to 3.53 175,751,468          3.64% 0.15% to 2.95%   35.06% to 36.76%
           2008                             91,548,635 0.59 to 3.08 143,413,748          0.50% 0.15% to 2.70% (43.94)% to (42.35)%
     Ivy Funds VIP Micro-Cap Growth:
           2012                             11,690,982 1.43 to 2.41  20,455,674          0.00% 0.15% to 2.45%    8.58% to 11.67%
           2011                             11,475,577 1.31 to 2.16  18,327,832          0.00% 0.15% to 2.45%  (9.71)% to (7.15)%
           2010                             11,630,747 0.96 to 2.33  20,514,465          0.00% 0.15% to 2.45%   37.59% to 40.64%
           2009                             10,358,930 0.86 to 1.58  13,119,313          0.00% 0.15% to 2.45%   38.01% to 41.08%
           2008                             10,701,507 0.77 to 1.17   9,901,671          0.00% 0.15% to 2.40% (49.55)% to (48.11)%
     Ivy Funds VIP Mid Cap Growth:
           2012                             16,758,602 1.70 to 1.88  31,405,038          0.00% 1.20% to 2.50%   10.25% to 12.20%
           2011                             11,743,579 1.55 to 1.67  19,611,643          0.01% 1.20% to 2.35%  (3.44)% to (1.74)%
           2010                              9,990,526 1.17 to 1.70  16,985,625          0.04% 1.20% to 2.35%   28.50% to 29.99%
           2009                             10,231,443 0.92 to 1.31  13,387,186          0.00% 1.20% to 2.25%   43.26% to 44.91%
           2008                              9,581,809 0.87 to 0.90   8,655,382          0.03% 1.20% to 2.35% (38.09)% to (36.99)%
     Ivy Funds VIP Money Market:
           2012                             11,851,618 0.97 to 1.04  12,361,898          0.02% 1.25% to 2.10%  (2.31)% to (1.23)%
           2011                             11,474,152 0.99 to 1.06  12,115,872          0.02% 1.25% to 2.10%  (2.30)% to (1.23)%
           2010                              9,820,525 0.79 to 1.07  10,497,804          0.07% 1.25% to 2.10%  (2.25)% to (1.16)%
           2009                              9,728,906 0.84 to 1.08  10,522,716          1.04% 1.25% to 2.10%  (1.33)% to (0.24)%
           2008                             12,102,007 1.04 to 1.08  13,121,956          2.10% 1.25% to 2.10%   (0.20)% to 0.91%
     Ivy Funds VIP Pathfinder Aggressive:
           2012                              8,710,996 1.02 to 1.06   9,241,185          0.88% 1.25% to 2.10%    9.56% to 10.78%
           2011                              8,401,205 0.93 to 0.96   8,044,198          1.18% 1.25% to 2.10%  (6.38)% to (5.34)%
           2010                              8,413,753 0.90 to 1.01   8,511,526          1.06% 1.25% to 1.90%   12.85% to 14.10%
           2009                              5,104,375 0.82 to 0.89   4,525,820          0.31% 1.25% to 1.90%   20.45% to 21.78%
           2008 (d)                          1,105,277 0.72 to 0.73     804,674          0.00% 1.25% to 2.10% (27.73)% to (24.60)%
     Ivy Funds VIP Pathfinder
      Conservative:
           2012                             32,510,842 1.03 to 1.09  35,416,934          0.94% 1.25% to 2.35%    4.45% to 5.61%
           2011                             29,399,669 1.00 to 1.03  30,322,228          1.30% 1.25% to 2.10%  (1.59)% to (0.50)%
           2010                             25,934,863 0.92 to 1.04  26,885,261          0.91% 1.25% to 2.10%    6.84% to 8.02%
           2009                             18,729,559 0.89 to 0.96  17,974,424          0.07% 1.25% to 2.10%   10.33% to 11.55%
           2008 (d)                          4,122,218     0.86       3,546,357          0.00% 1.25% to 2.10% (14.61)% to (11.87)%
     Ivy Funds VIP Pathfinder Moderate:
           2012                            172,188,520 1.03 to 1.08 186,390,832          0.94% 1.25% to 2.35%    6.97% to 8.16%
           2011                            142,546,422 0.96 to 1.00 142,647,642          1.06% 1.25% to 2.35%  (3.75)% to (2.68)%
           2010                            127,486,896 0.91 to 1.03 131,104,397          0.62% 1.25% to 2.35%   10.02% to 11.23%
           2009                             96,308,869 0.86 to 0.92  89,041,069          0.18% 1.25% to 2.35%   15.21% to 16.49%
           2008 (d)                         29,480,212     0.79      23,397,108          0.00% 1.25% to 1.90% (21.22)% to (19.58)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Ivy Funds VIP Pathfinder Moderately
      Aggressive:
           2012                            188,978,835 1.02 to 1.07 202,976,405          0.76% 1.25% to 2.35%    8.22% to 9.42%
           2011                            157,784,952 0.94 to 0.98 154,854,114          0.81% 1.25% to 2.35%  (5.27)% to (4.22)%
           2010                            133,261,386 0.91 to 1.02 136,560,113          0.77% 1.25% to 2.35%   11.81% to 13.04%
           2009                            110,871,827 0.84 to 0.91 100,508,280          0.29% 1.25% to 1.90%   17.90% to 19.20%
           2008 (d)                         57,193,538     0.76      43,493,673          0.00% 1.25% to 1.90% (24.52)% to (20.55)%
     Ivy Funds VIP Pathfinder Moderately
      Conservative:
           2012                             56,885,400 1.04 to 1.09  62,073,747          0.91% 1.25% to 2.35%    5.88% to 7.05%
           2011                             48,794,221 1.00 to 1.02  49,730,877          1.09% 1.25% to 1.90%  (2.32)% to (1.24)%
           2010                             42,059,307 0.92 to 1.03  43,409,545          0.88% 1.25% to 1.90%    8.40% to 9.59%
           2009                             31,240,117 0.87 to 0.94  29,420,895          0.12% 1.25% to 1.90%   12.45% to 13.69%
           2008 (d)                         12,615,852     0.83      10,450,054          0.00% 1.25% to 1.75% (17.78)% to (14.70)%
     Ivy Funds VIP Real Estate Securities:
           2012                              7,467,113 1.65 to 1.81  13,525,470          0.73% 1.25% to 2.35%   14.98% to 16.25%
           2011                              8,017,939 1.43 to 1.56  12,492,706          0.77% 1.25% to 2.35%    2.58% to 3.71%
           2010                              8,466,671 1.12 to 1.50  12,720,196          1.83% 1.25% to 2.35%   25.53% to 26.91%
           2009                              8,911,189 0.92 to 1.18  10,548,794          3.05% 1.25% to 2.35%   20.75% to 22.08%
           2008                              8,601,495 0.92 to 0.97   8,340,289          0.63% 1.25% to 2.35% (37.53)% to (36.84)%
     Ivy Funds VIP Science & Technology:
           2012                             21,813,387 1.22 to 2.33  47,728,649          0.00% 1.20% to 2.70%   24.11% to 26.30%
           2011                             21,675,426 0.98 to 1.85  37,530,970          0.00% 1.20% to 2.70%  (8.50)% to (6.89)%
           2010                             21,345,781 1.06 to 1.98  39,710,933          0.00% 1.20% to 2.70%   10.14% to 11.41%
           2009                             20,646,570 0.97 to 1.77  34,550,914          0.36% 1.20% to 2.70%   39.66% to 42.13%
           2008                             19,133,648 0.70 to 1.25  22,555,230          0.00% 1.20% to 2.70% (35.82)% to (34.68)%
     Ivy Funds VIP Small Cap Growth:
           2012                             33,350,240 0.91 to 3.09  55,911,570          0.00% 0.15% to 2.70%    2.10% to 5.01%
           2011                             32,636,535 1.20 to 2.94  54,068,639          0.00% 0.15% to 2.50% (13.20)% to (10.74)%
           2010                             33,197,076 1.01 to 3.29  63,551,777          0.00% 0.15% to 2.50%   25.86% to 28.66%
           2009                             34,388,501 0.81 to 2.18  52,738,867          0.43% 0.15% to 2.50%   30.81% to 34.52%
           2008                             37,529,732 0.87 to 1.90  44,094,242          0.00% 0.15% to 2.70% (40.95)% to (39.27)%
     Ivy Funds VIP Small Cap Value:
           2012                             31,577,378 1.08 to 2.65  57,793,996          0.44% 0.15% to 2.70%   15.18% to 18.46%
           2011                             35,246,034 0.94 to 2.24  55,427,264          0.48% 0.15% to 2.70% (15.32)% to (12.92)%
           2010                             36,608,933 1.04 to 2.57  67,867,012          0.07% 0.15% to 2.70%   23.48% to 26.22%
           2009                             40,042,460 0.91 to 1.81  60,056,321          0.00% 0.15% to 2.70%   26.15% to 28.95%
           2008                             44,946,126 0.71 to 1.58  53,397,984          0.19% 0.15% to 2.70% (28.29)% to (26.24)%
     Ivy Funds VIP Value:
           2012                             44,446,618 1.25 to 3.28  70,629,414          1.31% 0.15% to 2.45%   15.42% to 18.70%
           2011                             49,224,011 1.06 to 2.76  66,603,573          0.74% 0.15% to 2.35%  (10.01)% to (7.46)%
           2010                             50,156,311 0.90 to 2.98  75,268,894          0.89% 0.15% to 2.35%   15.95% to 18.53%
           2009                             52,735,801 0.78 to 2.12  68,217,574          2.11% 0.15% to 2.40%   24.88% to 26.45%
           2008                             59,158,482 0.80 to 1.99  61,756,776          0.24% 0.15% to 2.40% (35.74)% to (33.91)%
     Ivy Funds VIP Global Bond:
           2012                              5,024,224 1.02 to 1.04   5,208,913          3.78% 1.25% to 2.10%    3.92% to 5.07%
           2011 (b)                          2,183,726 0.98 to 0.99   2,154,524          3.00% 1.25% to 2.10%  (2.07)% to (1.34)%
     Ivy Funds VIP Limited-Term Bond:
           2012                             12,787,214 1.02 to 1.03  13,221,134          4.27% 1.25% to 2.10%    0.96% to 2.07%
           2011 (b)                          4,572,538     1.01       4,631,428          2.70% 1.25% to 2.10%    0.54% to 1.28%
     Janus Aspen Balanced:
           2012                              8,271,257 1.54 to 1.85  15,241,017          2.58% 1.20% to 2.50%   10.07% to 12.02%
           2011                              8,261,325 1.39 to 1.65  13,581,346          2.20% 1.20% to 2.50%   (1.58)% to 0.15%
           2010                              8,252,990 1.07 to 1.65  13,518,058          2.61% 1.20% to 2.50%    4.98% to 6.83%
           2009                              7,270,901 1.02 to 1.54  11,107,482          2.73% 1.20% to 2.50%   21.93% to 24.08%
           2008                              7,614,609 1.09 to 1.24   9,393,404          2.48% 1.20% to 2.50% (18.50)% to (17.06)%
     Janus Aspen Forty:
           2012                             19,100,462 1.06 to 2.02  28,002,189          0.57% 0.15% to 2.50%   20.25% to 23.67%
           2011                             21,614,979 0.87 to 1.65  25,774,793          0.25% 0.15% to 2.50%  (9.64)% to (7.08)%
           2010                             24,729,258 0.93 to 1.79  32,099,720          0.22% 0.15% to 2.50%    3.39% to 6.32%
           2009                             26,651,654 0.90 to 1.70  31,787,528          0.01% 0.15% to 2.50%   41.77% to 45.80%
           2008                             28,375,705 0.63 to 1.18  22,841,114          0.01% 0.15% to 2.50% (45.93)% to (44.39)%
     Janus Aspen Overseas:
           2012                             29,896,862 0.79 to 2.85  68,138,723          0.62% 0.15% to 2.95%    9.88% to 13.01%
           2011                             31,549,934 0.72 to 2.53  62,638,589          0.38% 0.15% to 2.95% (34.30)% to (32.44)%
           2010                             33,766,643 1.10 to 3.78  96,607,035          0.54% 0.15% to 2.95%   21.39% to 24.83%
           2009                             37,817,405 0.90 to 3.06  86,722,726          0.41% 0.15% to 2.95%   73.87% to 78.80%
           2008                             41,282,564 0.52 to 1.73  53,430,276          1.11% 0.15% to 2.70% (53.62)% to (52.30)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Janus Aspen Mid Cap Value:
           2012                             12,003,773 0.97 to 1.06  12,720,933          0.92% 1.20% to 2.95%    7.55% to 9.46%
           2011                              8,530,875 0.90 to 0.97   8,258,913          0.62% 1.20% to 2.95%  (5.80)% to (4.14)%
           2010                              6,908,947 0.87 to 1.01   6,978,182          0.59% 1.20% to 2.95%   12.02% to 13.99%
           2009                              4,695,146 0.80 to 0.89   4,160,561          0.39% 1.20% to 2.95%   29.05% to 31.33%
           2008                              2,426,938 0.66 to 0.67   1,637,839          1.10% 1.20% to 2.50% (30.04)% to (28.80)%
     MFS Investors Growth Stock:
           2012                             22,007,866 1.03 to 1.61  35,290,452          0.23% 1.20% to 2.95%   13.28% to 15.29%
           2011                             19,172,167 0.91 to 1.40  26,655,862          0.27% 1.20% to 2.95%  (2.54)% to (0.83)%
           2010                             18,014,982 0.92 to 1.41  25,236,497          0.27% 1.20% to 2.95%    8.89% to 10.81%
           2009                             15,441,205 0.86 to 1.27  19,483,437          0.42% 1.20% to 2.95%   35.05% to 37.44%
           2008                             13,016,135 0.64 to 0.92  11,920,628          0.26% 1.20% to 2.70% (38.82)% to (37.73)%
     MFS Mid Cap Growth:
           2012                                611,502 1.06 to 1.47     851,441          0.00% 1.20% to 2.45%   13.03% to 15.03%
           2011                                575,827 0.93 to 1.28     687,831          0.00% 1.20% to 2.20%  (8.89)% to (7.28)%
           2010                                608,438 0.81 to 1.38     780,036          0.00% 1.20% to 2.20%   25.45% to 27.66%
           2009                                591,349 0.66 to 1.08     583,849          0.00% 1.20% to 2.15%   37.14% to 39.56%
           2008                                663,123 0.57 to 0.77     472,354          0.00% 1.20% to 2.15% (53.01)% to (52.17)%
     MFS New Discovery:
           2012                              4,155,106 1.52 to 2.16   8,443,210          0.00% 1.20% to 2.50%   17.37% to 19.45%
           2011                              4,507,820 1.29 to 1.81   7,667,971          0.00% 1.20% to 2.50% (13.09)% to (11.56)%
           2010                              4,946,291 1.19 to 2.04   9,502,931          0.00% 1.20% to 2.65%   31.99% to 34.32%
           2009                              5,870,471 0.90 to 1.52   8,419,215          0.00% 1.20% to 2.65%   58.19% to 60.98%
           2008                              6,685,901 0.69 to 0.94   5,988,120          0.00% 1.20% to 2.65% (41.28)% to (40.24)%
     MFS Value:
           2012                             39,926,853 0.94 to 1.79  71,304,247          1.43% 1.20% to 2.95%   12.51% to 14.50%
           2011                             38,623,485 0.83 to 1.57  60,200,935          1.27% 1.20% to 2.95%  (3.35)% to (1.65)%
           2010                             38,521,743 0.86 to 1.59  60,992,462          1.28% 1.20% to 2.95%    7.99% to 9.89%
           2009                             34,639,045 0.80 to 1.45  49,776,316          1.15% 1.20% to 2.95%   18.89% to 20.99%
           2008                             25,739,165 1.02 to 1.20  30,518,589          0.93% 1.20% to 2.70% (34.70)% to (33.55)%
     Neuberger AMT Socially Responsive:
           2012                                591,475 0.89 to 0.95     562,689          0.10% 1.20% to 2.45%    7.51% to 9.41%
           2011                                577,007 0.83 to 0.87     501,637          0.27% 1.20% to 2.35%  (5.96)% to (4.31)%
           2010                                518,257 0.78 to 0.91     470,876          0.03% 1.20% to 2.35%   19.20% to 21.30%
           2009                                258,161 0.68 to 0.75     193,379          1.84% 1.20% to 2.35%   27.49% to 29.74%
           2008                                257,256     0.58         148,517          2.30% 1.20% to 2.35% (41.19)% to (40.15)%
     Oppenheimer Capital Appreciation:
           2012                              1,916,070 1.12 to 1.45   2,713,705          0.40% 1.20% to 2.45%   10.49% to 12.45%
           2011                              1,836,974 1.01 to 1.29   2,300,025          0.12% 1.20% to 2.40%  (4.24)% to (2.55)%
           2010                              2,287,883 0.81 to 1.32   2,925,090          0.00% 1.20% to 2.40%    5.97% to 7.84%
           2009                              2,620,587 0.77 to 1.23   3,082,685          0.01% 1.20% to 2.40%   39.96% to 42.43%
           2008                              2,986,884 0.70 to 0.86   2,451,872          0.00% 1.20% to 2.40% (47.25)% to (46.31)%
     Oppenheimer Global Strategic Income:
           2012                             37,892,773 0.30 to 0.45  16,880,907         16.30% 1.20% to 2.70%   11.23% to 13.20%
           2011                             46,759,073 0.27 to 0.39  18,403,997          9.10% 1.20% to 2.70%  (5.38)% to (3.72)%
           2010                             51,073,165 0.25 to 0.41  20,876,097          6.12% 1.20% to 2.70%   11.12% to 13.08%
           2009                             55,985,903 0.23 to 0.36  20,242,547          0.00% 1.20% to 2.70%   22.29% to 24.44%
           2008                             42,456,558 0.21 to 0.29  12,331,928          7.23% 1.20% to 2.70% (79.20)% to (78.83)%
     Oppenheimer Main Street Small Cap:
           2012                                944,449 0.96 to 1.02     967,529          0.31% 1.20% to 2.50%   14.23% to 16.25%
           2011                                639,874 0.83 to 0.88     563,809          0.39% 1.20% to 2.50%  (5.22)% to (3.55)%
           2010                                551,148 0.79 to 0.91     503,518          0.32% 1.20% to 2.50%   19.49% to 21.59%
           2009                                345,848 0.68 to 0.75     259,853          0.48% 1.20% to 2.15%   32.90% to 35.25%
           2008                                240,439 0.55 to 0.56     133,567          0.05% 1.20% to 2.00% (39.81)% to (38.75)%
     Oppenheimer International Growth:
           2012                              2,384,502 1.72 to 2.58   5,773,145          1.08% 1.20% to 2.45%   18.14% to 20.23%
           2011                              2,156,904 1.45 to 2.10   4,344,425          0.75% 1.20% to 2.45%  (10.29)% to (8.71)%
           2010                              2,374,859 0.86 to 2.30   5,214,856          1.04% 1.20% to 2.30%   11.29% to 13.25%
           2009                              2,550,767 0.77 to 2.03   4,884,950          1.21% 1.20% to 2.30%   35.01% to 37.40%
           2008                              2,825,179 1.05 to 1.53   3,893,368          0.74% 1.20% to 2.35% (44.73)% to (43.75)%
     PIMCO Funds VIT Low Duration:
           2012                             35,586,911 1.03 to 1.06  37,768,230          1.79% 1.20% to 2.50%    2.66% to 4.48%
           2011                             21,831,704 0.99 to 1.02  22,175,603          1.57% 1.20% to 2.45%  (1.92)% to (0.20)%
           2010 (c)                          8,930,847 0.99 to 1.02   9,089,634          1.18% 1.20% to 2.45%    0.59% to 1.77%
     PIMCO Funds VIT Total Return:
           2012                             67,799,971 1.10 to 1.14  77,528,778          2.47% 1.20% to 2.70%    6.30% to 8.18%
           2011                             37,179,019 1.03 to 1.06  39,293,611          2.56% 1.20% to 2.70%    0.50% to 2.27%
           2010 (c)                         17,510,432 1.00 to 1.03  18,092,641          1.58% 1.20% to 2.45%    2.15% to 3.36%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Putnam VT Growth and Income:
           2012                                907,577 1.14 to 1.41   1,239,146          1.62% 1.20% to 2.45%   15.67% to 17.71%
           2011                                909,266 0.98 to 1.20   1,043,398          1.30% 1.20% to 2.45%  (7.41)% to (5.78)%
           2010                              1,023,986 0.76 to 1.28   1,254,913          1.52% 1.20% to 2.45%   11.05% to 13.01%
           2009                              1,088,479 0.69 to 1.13   1,177,270          2.69% 1.20% to 2.05%   26.04% to 28.26%
           2008                              1,709,810 0.75 to 0.88   1,461,765          2.11% 1.20% to 2.05% (40.49)% to (39.43)%
     Putnam VT International Equity:
           2012                              3,157,120 0.70 to 1.57   4,726,792          2.23% 1.20% to 2.70%   18.36% to 20.46%
           2011                              3,595,873 0.59 to 1.30   4,483,286          3.46% 1.20% to 2.70% (19.35)% to (17.92)%
           2010                              4,345,396 0.72 to 1.59   6,608,980          3.53% 1.20% to 2.70%    6.83% to 8.71%
           2009                              4,911,722 0.67 to 1.46   6,865,855          0.00% 1.20% to 2.70%   21.01% to 23.15%
           2008                              5,530,340 0.56 to 1.19   6,272,223          2.19% 1.20% to 2.70% (45.59)% to (44.62)%
     Putnam VT Multi Cap Growth:
           2012                                324,530 1.25 to 1.67     522,349          0.23% 1.20% to 2.35%   13.36% to 15.36%
           2011                                368,643 1.09 to 1.45     510,718          0.25% 1.20% to 2.35%  (7.84)% to (6.21)%
           2010                                269,361 0.91 to 1.55     393,105          0.33% 1.20% to 2.05%   16.08% to 18.13%
           2009                                251,101 0.78 to 1.31     307,466          0.35% 1.20% to 2.05%   28.30% to 30.56%
           2008                                304,119 0.79 to 1.00     288,490          0.00% 1.20% to 2.05% (40.53)% to (39.48)%
     Putnam VT Equity Income:
           2012                              2,053,229 1.17 to 1.46   2,957,298          2.16% 1.20% to 2.30%   15.83% to 17.88%
           2011                              1,873,293 1.00 to 1.24   2,258,298          1.77% 1.20% to 2.30%   (1.04)% to 0.71%
           2010                              1,779,712 0.68 to 1.23   2,125,639          1.91% 1.20% to 2.30%    9.33% to 11.26%
           2009                              1,701,127 0.96 to 1.11   1,837,650          3.91% 1.20% to 2.30%   25.43% to 27.65%
           2008                              1,907,477 0.72 to 0.87   1,611,623          2.00% 1.20% to 2.30% (46.37)% to (45.42)%
     Putnam VT Voyager:
           2012                              2,591,926 1.23 to 1.52   3,868,149          0.33% 1.20% to 2.00%   10.90% to 12.86%
           2011                              2,756,533 1.09 to 1.35   3,637,630          0.00% 1.20% to 2.05% (20.23)% to (18.83)%
           2010                              1,520,611 1.07 to 1.66   2,401,335          1.00% 1.20% to 2.20%   17.29% to 19.36%
           2009                                836,915 0.94 to 1.39   1,073,552          0.68% 1.20% to 1.85%   59.14% to 61.94%
           2008                                653,571 0.70 to 0.86     523,404          0.00% 1.20% to 1.85% (38.87)% to (37.79)%
     TOPS Protected Growth ETF:
           2012 (a)                         10,397,862 1.01 to 1.02  10,570,257          0.10% 1.20% to 2.25%    0.48% to 1.66%
     TOPS Protected Moderate Growth ETF:
           2012 (a)                          5,844,665 1.01 to 1.02   5,960,555          0.13% 1.20% to 2.25%    0.80% to 1.98%
     TOPS Protected Balanced ETF:
           2012 (a)                          7,120,925 1.01 to 1.02   7,267,326          0.12% 1.20% to 2.25%    0.87% to 2.06%
     Morgan Stanley UIF Emerging Markets
      Equity:
           2012                             12,451,514      --        9,738,154          0.00% 1.20% to 2.70%   16.34% to 18.40%
           2011                              9,348,723 0.72 to 0.78   6,174,717          0.37% 1.20% to 2.70% (20.61)% to (19.21)%
           2010                              6,972,718 0.71 to 0.82   5,700,989          0.56% 1.20% to 2.70%   15.49% to 17.53%
           2009                              4,766,549 0.63 to 0.70   3,315,951          0.00% 1.20% to 2.70%   65.17% to 68.09%
           2008                              2,528,192     0.41       1,046,315          0.00% 1.20% to 2.05% (58.00)% to (57.26)%

----------

     * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

     ** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

                                                                     (Continued)

     *** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

     (a) Period from May 1, 2012 (Commencement of operations) to December 31, 2012.

     (b) Period from April 29, 2011 (Commencement of operations) to December 31, 2011.

     (c) Period from April 30, 2010 (Commencement of operations) to December 31, 2010.

     (d ) Period from May 1, 2008 (Commencement of operations) to December
          31, 2008.

     (e) As discussed in Note 1 to the financial statements, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. American Franchise during 2012.

(8)  SUBSEQUENT EVENTS

     Management has evaluated subsequent events through April 10, 2013, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                                   MINNESOTA LIFE INSURANCE COMPANY
                                           AND SUBSIDIARIES


                                  CONSOLIDATED FINANCIAL STATEMENTS
                                     AND SUPPLEMENTARY SCHEDULES

                                   DECEMBER 31, 2012, 2011 AND 2010

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Stockholder
Minnesota Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in Note 4 to the consolidated financial statements, the accompanying consolidated financial statements have been retrospectively adjusted for the Company's adoption of Accounting Standards Update No. 2010-26, FINANCIAL SERVICES - INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS, as of January 1, 2012.


/s/ KPMG LLP


Minneapolis, Minnesota
March 6, 2013

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED BALANCE SHEETS
                        DECEMBER 31, 2012 AND 2011
                              (IN THOUSANDS)

ASSETS                                                                            2012              2011
                                                                            --------------    --------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $10,134,588
      and $9,301,196)                                                        $ 11,155,562      $ 10,063,416
    Equity securities, at fair value (cost $271,869 and $178,197)                 317,272           203,939
    Mortgage loans, net                                                         1,538,502         1,417,147
    Finance receivables, net                                                      236,762           215,899
    Policy loans                                                                  352,756           350,863
    Alternative investments (cost $424,367 and $390,674)                          494,890           447,351
    Fixed maturity securities on loan, at fair value
      (amortized cost $43,649 and $63,917)                                         47,560            66,226
    Equity securities on loan, at fair value (cost $4,789 and $4,968)               5,692             6,937
    Derivative instruments                                                        195,693           117,306
    Other invested assets                                                          75,409           211,561
                                                                            --------------    --------------
      Total investments                                                        14,420,098        13,100,645

    Cash and cash equivalents                                                     268,990           308,034
    Securities held as collateral                                                  28,241            43,892
    Deferred policy acquisition costs                                             685,217           694,747
    Accrued investment income                                                     121,967           117,096
    Premiums and fees receivable                                                  202,160           180,354
    Property and equipment, net                                                    82,339            79,592
    Reinsurance recoverables                                                    1,025,915           955,076
    Goodwill and intangible assets, net                                            45,825            43,723
    Other assets                                                                   83,016            97,414
    Separate account assets                                                    14,373,479        12,541,363
                                                                            --------------    --------------
         Total assets                                                        $ 31,337,247      $ 28,161,936
                                                                            ==============    ==============

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

    Policy and contract account balances                                     $  7,690,938      $  7,138,162
    Future policy and contract benefits                                         3,014,902         2,920,649
    Pending policy and contract claims                                            421,875           349,475
    Other policyholder funds                                                      922,453           771,639
    Policyholder dividends payable                                                 34,013            36,945
    Unearned premiums and fees                                                    208,183           171,691
    Pension and other postretirement benefits                                      20,023            19,689
    Income tax liability:
       Current                                                                      7,326            37,301
       Deferred                                                                   354,530           271,164
    Securities in transit                                                          74,674            39,130
    Accrued commissions and expenses                                              167,831           149,424
    Other liabilities                                                             282,336           427,197
    Short-term debt                                                                50,000            50,000
    Long-term debt                                                                268,000           120,000
    Securities lending collateral                                                  40,740            60,770
    Separate account liabilities                                               14,373,479        12,541,363
                                                                            --------------    --------------
      Total liabilities                                                        27,931,303        25,104,599
                                                                            --------------    --------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                       5,000             5,000
 Additional paid in capital                                                       179,522           179,522
 Accumulated other comprehensive income                                           492,466           381,951
 Retained earnings                                                              2,728,956         2,490,864
                                                                            --------------    --------------
      Total stockholder's equity                                                3,405,944         3,057,337
                                                                            --------------    --------------
         Total liabilities and stockholder's equity                          $ 31,337,247      $ 28,161,936
                                                                            ==============    ==============


See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
          CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                               (IN THOUSANDS)

                                                                             2012             2011              2010
                                                                       -------------    -------------    --------------

Revenues:

  Premiums                                                              $ 1,663,828      $ 1,541,999      $  1,433,088
  Policy and contract fees                                                  554,007          535,352           523,120
  Net investment income                                                     629,333          618,124           585,956
  Net realized investment gains
    Other-than-temporary-impairments on fixed maturity securities              (287)          (6,707)          (31,862)
    Other-than-temporary-impairments on fixed maturity securities
     transferred to other comprehensive income                                    -            1,169             9,608
    Other net realized investment gains                                      83,016           57,113            63,175
                                                                       -------------    -------------    --------------
     Total net realized investment gains                                     82,729           51,575            40,921
  Finance charge income                                                      70,851           64,691            58,059
  Commission income                                                         118,742          103,426            91,181
  Other income                                                               31,219           30,546            31,178
                                                                       -------------    -------------    --------------
     Total revenues                                                       3,150,709        2,945,713         2,763,503
                                                                       -------------    -------------    --------------

Benefits and expenses:

  Policyholder benefits                                                   1,626,322        1,533,956         1,469,524
  Interest credited to policies and contracts                               353,976          344,290           331,073
  General operating expenses                                                577,793          534,822           503,563
  Commissions                                                               253,255          232,404           230,629
  Administrative and sponsorship fees                                        53,219           60,142            62,319
  Dividends to policyholders                                                  7,679            8,637             9,475
  Interest expense                                                            9,821           10,025            10,184
  Amortization of deferred policy acquisition costs                         180,467          169,181           184,533
  Capitalization of policy acquisition costs                               (254,022)        (236,356)         (254,451)
                                                                       -------------    -------------    --------------
     Total benefits and expenses                                          2,808,510        2,657,101         2,546,849
                                                                       -------------    -------------    --------------
       Income from operations before taxes                                  342,199          288,612           216,654

Income tax expense:
    Current                                                                  86,495           56,455            51,991
    Deferred                                                                 17,612           28,470             2,089
                                                                       -------------    -------------    --------------
     Total income tax expense                                               104,107           84,925            54,080
                                                                       -------------    -------------    --------------
       Net income                                                       $   238,092      $   203,687      $    162,574
                                                                       =============    =============    ==============



Other comprehensive income, before tax:
  Unrealized holding gains on securities arising during the period      $   351,867      $   319,525      $    355,634
  Less: Reclassification adjustment for gains included in net income        (72,034)         (67,167)          (33,341)
  Unrealized gains (losses) on securities - other than temporary
   impairments                                                               17,222           30,660            97,996
  Adjustment to deferred policy acquisition costs                           (89,533)         (99,889)          (82,651)
  Adjustment to reserves                                                    (44,051)         (72,822)          (14,903)
  Adjustment to unearned policy and contract fees                             9,761           57,267            25,924
  Adjustment to pension and other retirement plans                           (1,438)          (9,688)          (27,697)
                                                                       -------------    -------------    --------------
    Other comprehensive income, before tax                                  171,794          157,886           320,962
    Income tax expense related to items of other comprehensive income       (61,279)         (54,850)         (113,686)
                                                                       -------------    -------------    --------------
      Other comprehensive income, net of tax                                110,515          103,036           207,276
                                                                       -------------    -------------    --------------
       Total comprehensive income                                       $   348,607      $   306,723      $    369,850
                                                                       =============    =============    ==============








See accompanying notes to consolidated financial statements.

         MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
    CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
            YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                          (IN THOUSANDS)

                                                                          ACCUMULATED
                                                        ADDITIONAL           OTHER                         TOTAL
                                         COMMON           PAID IN        COMPREHENSIVE     RETAINED    STOCKHOLDER'S
                                         STOCK            CAPITAL        INCOME (LOSS)     EARNINGS       EQUITY
                                      -------------   --------------   ----------------  -----------   -------------

2010:
  Balance, beginning of year as
   previously reported                 $     5,000     $    179,522     $   (34,306)    $ 2,244,117     $ 2,394,333

     Change in accounting principle              -                -           7,664        (108,514)       (100,850)
                                      -------------   --------------   -------------   -------------   -------------

  Balance, beginning of year as
   adjusted                                  5,000          179,522         (26,642)      2,135,603       2,293,483

     Comprehensive income:
       Net income                                -                -               -         162,574         162,574
       Other comprehensive income                -                -         207,276               -         207,276
                                                                                                       -------------
         Total comprehensive income                                                                         369,850

     Transfer of benefit plans to
      parent company                             -                -          98,281               -          98,281

     Dividends to stockholder                    -                -               -         (11,000)        (11,000)
                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   278,915     $ 2,287,177     $ 2,750,614
                                      =============   ==============   =============   =============   =============

2011:
  Balance, beginning of year           $     5,000     $    179,522     $   278,915     $ 2,287,177     $ 2,750,614

     Comprehensive income:
       Net income                                -                -               -         203,687         203,687
       Other comprehensive income                -                -         103,036               -         103,036
                                                                                                       -------------
         Total comprehensive income                                                                         306,723

                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   381,951     $ 2,490,864     $ 3,057,337
                                      =============   ==============   =============   =============   =============

2012:
  Balance, beginning of year           $     5,000     $    179,522     $   381,951     $ 2,490,864     $ 3,057,337

     Comprehensive income:
       Net income                                -                -               -         238,092         238,092
       Other comprehensive income                -                -         110,515               -         110,515
                                                                                                       -------------
         Total comprehensive income                                                                         348,607

                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   492,466     $ 2,728,956     $ 3,405,944
                                      =============   ==============   =============   =============   =============







See accompanying notes to consolidated financial statements.

            MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF CASH FLOWS
              YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                           (IN THOUSANDS)


CASH FLOWS FROM OPERATING ACTIVITIES                               2012              2011             2010
                                                              -------------    --------------    -------------

Net income                                                     $   238,092      $    203,687      $   162,574
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Interest credited to annuity and insurance contracts           273,272           278,048          282,090
    Fees deducted from policy and contract balances               (394,293)         (385,411)        (369,059)
    Change in future policy benefits                                65,510            82,457           89,764
    Change in other policyholder liabilities, net                  141,129            95,550          119,947
    Amortization of deferred policy acquisition costs              180,467           169,181          184,533
    Capitalization of policy acquisition costs                    (254,022)         (236,356)        (254,451)
    Change in premiums and fees receivable                         (20,386)          (13,552)           3,589
    Deferred tax provision                                          17,612            28,470            5,611
    Change in income tax liabilities - current                     (30,188)           (7,086)          48,361
    Net realized investment gains                                  (82,729)          (51,575)         (40,921)
    Change in reinsurance recoverables                             (67,689)          (50,721)         (38,537)
    Other, net                                                    (114,481)          191,953           17,099
                                                              -------------    --------------    -------------
        Net cash provided by (used for) operating activities       (47,706)          304,645          210,600
                                                              -------------    --------------    -------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                     2,511,574         2,460,836        2,512,147
   Equity securities                                               118,434           116,027          181,367
   Alternative investments                                          85,957           164,218           64,942
   Derivative instruments                                          210,393           379,135          176,461
   Other invested assets                                            11,970             7,103            1,043
Proceeds from maturities and repayments of:
   Fixed maturity securities                                       920,428           851,157          843,350
   Mortgage loans                                                  157,892           126,268           77,478
Purchases and originations of:
   Fixed maturity securities                                    (4,137,220)       (3,870,310)      (4,133,892)
   Equity securities                                              (197,096)         (106,974)         (87,511)
   Mortgage loans                                                 (287,442)         (276,558)        (105,237)
   Alternative investments                                         (91,969)          (68,671)         (62,278)
   Derivative instruments                                         (259,027)         (305,437)        (265,575)
   Other invested assets                                           (10,062)           (4,363)            (324)
Finance receivable originations or purchases                      (174,796)         (160,025)        (140,157)
Finance receivable principal payments                              145,441           133,449          124,371
Securities in transit                                              177,441          (261,399)          71,285
Other, net                                                        (100,732)          (54,604)         (47,654)
                                                              -------------    --------------    -------------
        Net cash used for investing activities                    (918,814)         (870,148)        (790,184)
                                                              -------------    --------------    -------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts             2,974,152         2,842,495        2,605,466
Withdrawals from annuity and insurance contracts                (2,203,911)       (2,364,401)      (1,994,110)
Change in amounts drawn in excess of cash balances                  10,047              (980)           3,486
Proceeds from issuance of short-term debt                           84,000                 -                -
Payment on short-term debt                                         (84,000)                -                -
Proceeds from issuance of long-term debt                           150,000                 -                -
Payment on long-term debt                                           (2,000)                -           (5,000)
Dividends paid to stockholder                                            -                 -          (11,000)
Other, net                                                            (812)           60,102           (8,419)
                                                              -------------    --------------    -------------
        Net cash provided by financing activities                  927,476           537,216          590,423
                                                              -------------    --------------    -------------

Net increase (decrease) in cash and cash equivalents               (39,044)          (28,287)          10,839
Cash and cash equivalents, beginning of year                       308,034           336,321          325,482
                                                              -------------    --------------    -------------
Cash and cash equivalents, end of year                         $   268,990      $    308,034      $   336,321
                                                              =============    ==============    =============





See accompanying notes to consolidated financial statements.

             MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      DECEMBER 31, 2012, 2011 AND 2010
                             (IN THOUSANDS)



(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

 The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

 The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets:
 Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:


                                                                         2012               2011               2010
                                                                    ---------------    ---------------    ---------------

    Individual Financial Security                                   $      629,501     $      567,807     $      541,514
    Financial Institution Group                                            389,629            345,279            310,955
    Group Insurance                                                      1,478,486          1,364,200          1,274,692
    Retirement                                                             458,900            479,702            481,696
                                                                    ---------------    ---------------    ---------------
       Total strategic business units                                    2,956,516          2,756,988          2,608,857
    Subsidiaries and corporate product line                                194,193            188,725            154,646
                                                                    ---------------    ---------------    ---------------
          Total                                                     $    3,150,709     $    2,945,713     $    2,763,503
                                                                    ===============    ===============    ===============


 The Company serves more than 10 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

 The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

 The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

 The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

    INSURANCE REVENUES AND EXPENSES

 Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

 Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

 Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

 Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income. During 2012, the Company made an adjustment to unearned premiums and fees and other comprehensive income to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale related to prior periods. The impact of this adjustment related to prior periods resulted in a $23,015 reduction to other comprehensive income in 2012. Management has determined that the effect of this adjustment is not material to the consolidated financial statements for the current and prior periods presented.

    COMMISSION INCOME

 Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

 Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

 The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT
       INCOME

 Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

 VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

 The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

 Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

 Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

 Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

 Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. The Company's income from these alternative investments is accounted for using the equity method and is included in net investment income or realized gains and losses based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

 Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt. The real estate acquired is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2012 and 2011, the Company had $4,755 and $5,200, respectively, of real estate held for sale.

 For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

 For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

 Policy loans are carried at the unpaid principal balance.

 Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

 A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

 The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $21,615 and $20,550 at December 31, 2012 and 2011, respectively.

 Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2012 and 2011 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2012 and 2011 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

 The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

 Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

 Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains or in policyholder benefits on the consolidated statements of operations and comprehensive income.

 The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains.

    REALIZED AND UNREALIZED GAINS AND LOSSES

 Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

 An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

 For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

 For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

 The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

 For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

 Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains on the consolidated statements of operations and comprehensive income.

 All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

 The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2012 or 2011.

 The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains on the consolidated statements of operations and comprehensive income.

 For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SECURITIES LENDING

 The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

 The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations and comprehensive income.

    SEPARATE ACCOUNTS

 Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

 The Company periodically invests money in its separate accounts. At December 31, 2012 and 2011, the fair value of these investments included within equity securities on the consolidated balance sheets was $38,032 and $32,367, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

 The Company's finance receivables portfolio is primarily comprised of smaller balance homogeneous direct installment loans, which are originated at the Company's network of over 125 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee and Wisconsin. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

 Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

 The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance, homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired.

 The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets, is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment and regulatory changes. The underlying assumptions, estimates and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

 It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

 The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

 Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

 TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional compensation. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan; or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not exceed the general allowance already recognized.

    DEFERRED POLICY ACQUISITION COSTS

 The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

 For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

 For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

 For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2012 and 2011. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

 Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

 DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income.

 The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

 The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------

Balance at beginning of year                                                        $       11,851     $       11,415
Capitalization                                                                               3,826              3,105
Amortization and interest                                                                   (1,918)            (1,824)
Adjustment for unrealized losses                                                               203               (845)
                                                                                    ---------------    ---------------
Balance at end of year                                                              $       13,962     $       11,851
                                                                                    ===============    ===============

    GOODWILL AND OTHER INTANGIBLE ASSETS

 In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level. Prior to 2011, a qualitative assessment of goodwill was not permitted and goodwill was tested for impairment at the reporting unit level.

 The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

 The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

 Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $45,369 and $43,983 as of December 31, 2012 and 2011, respectively, and amortized software expense of $17,172, $16,290 and $15,000 for the years ended December 31, 2012, 2011 and
 2010, respectively.

    PROPERTY AND EQUIPMENT

 Property and equipment are carried at cost, net of accumulated depreciation of $138,864 and $132,594 at December 31, 2012 and 2011, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2012, 2011 and 2010, was $9,679, $9,386, and $10,016, respectively.

    REINSURANCE

 Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

 Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

 Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2012, the Company has assumed an average rate of investment yields ranging from 3.76% to 5.07%.

 Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income.

 Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

 Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

 Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2012 and 2011, the total participating business in force was $2,319,864 and $2,123,217, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2012 and 2011.

    INCOME TAXES

 The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

 Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

 The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

    RECLASSIFICATIONS

 Certain 2011 and 2010 financial statement balances have been reclassified to conform to the 2012 presentation.

(3) RISKS

 The  following  is  a  description  of  certain  significant  risks facing the
 Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

 Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

 Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

       CASH AND CASH EQUIVALENTS:

   Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

       FINANCIAL INSTRUMENTS:

   Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

   Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

       DERIVATIVES:

   The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

   The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

   The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

 Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

 As of December 31, 2012, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

 The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

 As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

 Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

    LEGAL/REGULATORY RISK:

 Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

 Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

 Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

 Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4) NEW ACCOUNTING PRONOUNCEMENTS

 In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, Balance Sheet (Topic 210):
 Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about offsetting and related arrangements. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 on a retrospective basis. The Company does not expect the adoption of ASU 2011-11 to have a material impact to its consolidated results of operations and financial position and will include the required disclosures in its notes to consolidated financial statements.

 In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing of Goodwill for Impairment, which gives entities the option of performing a qualitative assessment before calculating the fair value of the reporting unit required in Step 1 under current guidance. After performing the qualitative assessment, if the entity determines that the fair value of the reporting entity is, more likely than not, greater than the carrying value of the reporting unit, no further testing is required. If an entity determines otherwise, then it would be required to perform Step 1 and potentially Step 2 of the two-step impairment testing model. ASU 2011-08 was effective for goodwill impairment tests performed for years beginning after December 15, 2011, with early adoption permitted. The Company chose to early adopt ASU 2011-08 in 2011. There was no material impact to its consolidated results of operations and financial position upon adoption.

 In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):
 Presentation of Comprehensive Income, which eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which indefinitely defers the presentation of reclassification adjustments as required in ASU 2011-05. ASU 2011-05 was effective for non-public entities for reporting periods ending after December 15, 2012. The Company's adoption of a continuous statement approach did not have a material impact to the Company's consolidated results of operations and financial position.

 In May 2011, the FASB issued ASU 2011-04, Fair Value Measurements (Topic 820):
 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 was effective for non-public entities for annual reporting periods beginning after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2011-04 and has provided the required disclosures in note 5.

 In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determining of Whether a Restructuring Is a Troubled Debt Restructuring, which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). ASU 2011-02 was effective for non-public entities for reporting periods ending after December 15, 2012. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2011-02.

 In December 2010, the FASB issued ASU 2010-28, Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, which requires an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 was effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-28.

 In October 2010, the FASB issued ASU 2010-26, Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which clarifies the types of costs that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of successful contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. ASU 2010-26 was effective for fiscal years beginning after December 31, 2011 with retrospective application permitted but not required. The Company adopted this guidance effective January 1, 2012 and applied the retrospective method of adoption. The impact of the adoption of ASU 2010-26 was a reduction to total stockholder's equity as of January 1, 2010 of $100,850.

 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements:

                                                                               DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
ASSETS
------
Deferred policy acquisition costs                            $      852,729     $     (157,982)     $      694,747

LIABILITIES
-----------
Deferred income tax liability                                       326,344            (55,180)            271,164
Other liabilities                                                   427,522               (325)            427,197

STOCKHOLDER'S EQUITY
--------------------

Accumulated other comprehensive income                              369,541             12,410             381,951
Retained earnings                                                 2,605,751           (114,887)          2,490,864


                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
REVENUES
--------
Other income                                                 $       30,643     $          (97)     $       30,546

BENEFITS AND EXPENSES
---------------------
Amortization of deferred policy acquisition costs                   203,755            (34,574)            169,181
Capitalization of policy acquisition costs                         (272,382)            36,026            (236,356)
  Income from operations before taxes                               290,161             (1,549)            288,612

INCOME TAX EXPENSE
------------------

  Deferred                                                           29,012               (542)             28,470
     Net income                                                     204,694             (1,007)            203,687
       Other comprehensive income                                    98,988              4,048             103,036
         Total comprehensive income                                 303,682              3,041             306,723



                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
REVENUES
--------
Other income                                                 $       31,287     $         (109)     $       31,178

BENEFITS AND EXPENSES
---------------------
Amortization of deferred policy acquisition costs                   214,539            (30,006)            184,533
Capitalization of policy acquisition costs                         (292,604)            38,153            (254,451)
  Income from operations before taxes                               224,910             (8,256)            216,654

INCOME TAX EXPENSE
------------------
  Deferred                                                            4,979             (2,890)              2,089
     Net income                                                     167,940             (5,366)            162,574
       Other comprehensive income                                   206,578                698             207,276
         Total comprehensive income                                 374,518             (4,668)            369,850

 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements (Continued):

                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
---------------------------------------------
Balance, beginning of year                                   $      270,553     $        8,362      $      278,915
  Other comprehensive income                                         98,988              4,048             103,036
Balance, end of year                                                369,541             12,410             381,951

RETAINED EARNINGS
-----------------
Balance, beginning of year                                        2,401,057           (113,880)          2,287,177
  Net income                                                        204,694             (1,007)            203,687
 Balance, end of year                                             2,605,751           (114,887)          2,490,864

TOTAL STOCKHOLDER'S EQUTIY
--------------------------
Balance, beginning of year                                        2,856,132           (105,518)          2,750,614
  Net income                                                        204,694             (1,007)            203,687
  Other comprehensive income                                         98,988              4,048             103,036
Balance, end of year                                              3,159,814           (102,477)          3,057,337


                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
---------------------------------------------
Balance, beginning of year                                   $      (34,306)    $        7,664       $     (26,642)
  Other comprehensive income                                        206,578                698             207,276
Balance, end of year                                                270,553              8,362             278,915

RETAINED EARNINGS
-----------------
Balance, beginning of year                                        2,244,117           (108,514)          2,135,603
  Net income                                                        167,940             (5,366)            162,574
 Balance, end of year                                             2,401,057           (113,880)          2,287,177

TOTAL STOCKHOLDER'S EQUITY
--------------------------
Balance, beginning of year                                        2,394,333           (100,850)          2,293,483
  Net income                                                        167,940             (5,366)            162,574
  Other comprehensive income                                        206,578                698             207,276
Balance, end of year                                              2,856,132           (105,518)          2,750,614


 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements (Continued):


                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------
Net income                                                   $      204,694      $      (1,007)     $      203,687
 Adjustments to reconcile net income to net cash
  provided by operating activities
     Amortization of deferred policy acquisition costs              203,755            (34,574)            169,181
     Capitalization of policy acquisition costs                    (272,382)            36,026            (236,356)
     Deferred tax provision                                          29,012               (542)             28,470
     Other, net                                                     191,856                 97             191,953



                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------
Net income                                                   $      167,940      $      (5,366)     $      162,574
 Adjustments to reconcile net income to net cash
  provided by operating activities
     Amortization of deferred policy acquisition costs              214,539            (30,006)            184,533
     Capitalization of policy acquisition costs                    (292,604)            38,153            (254,451)
     Deferred tax provision                                           8,501             (2,890)              5,611
     Other, net                                                      16,990                109              17,099

 In   July  2010,  the  FASB  issued  ASU  2010-20,  Receivables  (Topic  310):
 Disclosures about the Credit Quality of Financing Receivables and the Allowances for Credit Losses which requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how the Company develops its allowance for credit losses and how it manages its credit exposure. ASU 2010-20 was effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-20 and has provided the required disclosures in notes 6 and 9.

 In April 2010, the FASB issued ASU 2010-15, Financial Services - Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments, under which an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a variable interest entity, unless the separate account contract holder is a related party. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-15.

 In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures related to the separation of the presentation of purchases, issuances, sales and settlements. This guidance was effective for periods beginning after December 15, 2010. The Company adopted the required disclosure provisions of this new guidance effective January 1, 2011 which is included within note 5 and 11.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

 The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the U.S. government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:


                                                                            DECEMBER 31, 2012
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Fixed maturity securities, available-for-sale:
  U.S. government securities                        $    387,852      $          -     $          -      $    387,852
  Agencies not backed by the full faith and
   credit of the U.S. government                               -           194,560            4,648           199,208
  Foreign government securities                                -            57,504                -            57,504
  Corporate securities                                         -         6,020,295        1,070,286         7,090,581
  Asset-backed securities                                      -           331,855          147,988           479,843
  Commercial mortgage-backed securities (CMBS)                 -         1,098,174           17,809         1,115,983
  Residential mortgage-backed securities (RMBS)                -         1,821,944            2,647         1,824,591
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities, available-
     for-sale                                            387,852         9,524,332        1,243,378        11,155,562
Equity securities, available-for-sale                    317,084                 -              188           317,272
Fixed maturity securities on loan:
  U.S. government securities                               9,144                 -                -             9,144
  Corporate securities                                         -            30,699                -            30,699
  Asset-backed securities                                      -                 -            7,717             7,717
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities on loan                9,144            30,699            7,717            47,560
Equity securities on loan                                  5,692                 -                -             5,692
Derivative instruments:
  TBA derivative instruments                                   -            48,161                -            48,161
  Other derivative instruments                                12           147,520                -           147,532
                                                    --------------    -------------    --------------    -------------
    Total derivative instruments                              12           195,681                -           195,693
                                                    --------------    -------------    --------------    -------------
          Total investments                              719,784         9,750,712        1,251,283        11,721,779
Cash equivalents                                         201,699                50                -           201,749
Securities held as collateral                              9,052            19,189                -            28,241
Separate account assets (1)                           14,198,164           174,869              446        14,373,479
                                                    --------------    -------------    --------------    -------------
          Total financial assets                    $ 15,128,699      $  9,944,820     $  1,251,729      $ 26,325,248
                                                    ==============    =============    ==============    =============

Policy and contract account balances (2)            $          -      $          -     $     58,942      $     58,942
Future policy and contract benefits (2)                        -                 -           60,284            60,284
Derivative instruments                                         4            13,717                -            13,721
Securities lending collateral                              9,052            31,688                -            40,740
                                                    --------------    -------------    --------------    -------------
          Total financial liabilities               $      9,056      $     45,405     $    119,226      $    173,687
                                                    ==============    =============    ==============    =============


  (1) Separate account liabilities are set equal to the fair value of separate account assets.
  (2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                            DECEMBER 31, 2011
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Fixed maturity securities, available-for-sale:
  U.S. government securities                        $    176,608      $          -     $          -      $    176,608
  Agencies not backed by the full faith and
   credit of the U.S. government                               -            93,947            6,883           100,830
  Foreign government securities                                -            54,066                -            54,066
  Corporate securities                                         -         5,296,134          804,515         6,100,649
  Asset-backed securities                                      -           348,460          132,336           480,796
  CMBS                                                         -           942,354               11           942,365
  RMBS                                                         -         2,207,075            1,027         2,208,102
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities, available-
     for-sale                                            176,608         8,942,036          944,772        10,063,416
Equity securities, available-for-sale                    203,936                 -                3           203,939
Fixed maturity securities on loan:
  U.S. government securities                              53,350                 -                -            53,350
  Corporate securities                                         -            12,876                -            12,876
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities on loan               53,350            12,876                -            66,226
Equity securities on loan                                  6,937                 -                -             6,937
Derivative instruments:
  TBA derivative instruments                                   -            30,433                -            30,433
  Other derivative instruments                                10            86,863                -            86,873
                                                    --------------    -------------    --------------    -------------
    Total derivative instruments                              10           117,296                -           117,306
                                                    --------------    -------------    --------------    -------------
          Total investments                              440,841         9,072,208          944,775        10,457,824
Cash equivalents                                         247,470             1,350                -           248,820
Securities held as collateral                             23,001            20,891                -            43,892
Separate account assets (1)                           12,056,550           484,813                -        12,541,363
                                                    --------------    -------------    --------------    -------------
          Total financial assets                    $ 12,767,862      $  9,579,262     $    944,775      $ 23,291,899
                                                    ==============    =============    ==============    =============

Policy and contract account balances (2)            $          -      $          -     $     35,469      $     35,469
Future policy and contract benefits (2)                        -                 -           81,183            81,183
Derivative instruments                                       105             9,779                -             9,884
Securities lending collateral                             23,001            37,769                -            60,770
                                                    --------------    -------------    --------------    -------------
          Total financial liabilities               $     23,106      $     47,548     $    116,652      $    187,306
                                                    ==============    =============    ==============    =============


  (1) Separate account liabilities are set equal to the fair value of separate account assets.

  (2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

 The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

 When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

 Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

 For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - an internally developed matrix pricing, discounted cash flow or other model is used. The internal pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using internally developed pricing models or broker quotes are reflected in Level 3.

 As of December 31, 2012, 89.7% of fixed maturity fair values were obtained from third party pricing services and 10.3% from the internal methods described above. As of December 31, 2011, 90.3% of fixed maturity fair values were obtained from third party pricing services and 9.7% from the internal methods described above.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries a small amount of non-exchange traded equity securities classified within Level 3.

    DERIVATIVE INSTRUMENTS

 Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

 The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

 The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

 Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

 Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Company's separate accounts include direct investments in mutual funds, cash and cash equivalents and equity securities, which are included in Level 1. Additionally there are certain pooled separate accounts where the fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in the active market for identical or similar assets. These types of separate account assets include investments in fixed maturity securities and money market mutual funds which are included in Level 2.

  POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

 Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

  POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

 Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuations, the liability has been reflected within Level 3.

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:



                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                           (LOSSES) INCLUDED IN:
                                          ---------------------------

                                                                         TRANSFERS     TRANSFERS      PURCHASES,
                            BALANCE AT       NET            OTHER          IN TO        OUT OF        SALES AND     BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE     LEVEL 3       LEVEL 3      SETTLEMENTS,   AT END OF
                             OF YEAR          (1)           INCOME          (2)          (2)          NET (3)         YEAR
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------

 Fixed maturity securities,
  available-for sale:
   Agencies not backed by
    the full faith and
    credit of the U.S.
    government              $   6,883     $      -       $   (235)       $      -      $     -       $   (2,000)   $    4,648
   Corporate securities       804,515            52        27,931          45,541            -          192,247     1,070,286
   Asset-backed securities    132,336            -          1,812          20,645       (3,601)          (3,204)      147,988
   CMBS                            11           457         2,064          19,523            -           (4,246)       17,809
   RMBS                         1,027          (259)          830              22            -            1,027         2,647
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
     Total fixed maturity
        securities,
        available-
        for-sale              944,772           250        32,402          85,731       (3,601)         183,824     1,243,378
Equity securities,
   available-for-sale               3             3            28               -            -              154           188
Fixed maturity securities,
  on loan:
   Asset-backed securities          -            -            533           7,753            -             (569)        7,717
Separate account assets             -            -           (117)            381            -              182           446
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
       Total financial      $ 944,775     $     253     $  32,846        $ 93,865      $(3,601)      $  183,591    $1,251,729
        assets              ==========    ==========    =============    ==========    =========    ============   ==========



  (1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations and comprehensive income.

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2012:



                                                                                                         PURCHASES,
                                                                                                          SALES AND
                                                                                                        SETTLEMENTS,
                                                   PURCHASES           SALES            SETTLEMENTS          NET
                                                ---------------    --------------     --------------    --------------
Fixed maturity securities, available-for-sale:
  Agencies not backed by the full faith and
   credit of the U.S. government                $           -      $           -       $     (2,000)     $     (2,000)
  Corporate securities                                264,494               (902)           (71,345)          192,247
  Asset-backed securities                              28,471                  -            (31,675)           (3,204)
  CMBS                                                    202               (631)            (3,817)           (4,246)
  RMBS                                                  2,179               (395)              (757)            1,027
                                                ---------------    --------------     --------------    --------------
     Total fixed maturity securities,
     available-for-sale                               295,346             (1,928)          (109,594)          183,824
Equity securities, available-for-sale                     157                 (3)                 -               154
Fixed maturity securities, on loan:
   Asset-backed securities                                105                  -               (674)             (569)
Separate account assets                                   182                  -                  -               182
                                                ---------------    --------------     --------------    --------------
       Total financial assets                   $     295,790      $      (1,931)      $   (110,268)    $     183,591
                                                ===============    ==============     ==============    ==============

 Transfers of securities among the levels occur at the beginning of the reporting period.

 There were no transfers between Level 1 and Level 2 for the year ended December 31, 2012.

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                           (LOSSES) INCLUDED IN:
                                          ---------------------------

                                                                         TRANSFERS     TRANSFERS      PURCHASES,
                            BALANCE AT       NET            OTHER          IN TO        OUT OF        SALES AND     BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE     LEVEL 3       LEVEL 3      SETTLEMENTS,   AT END OF
                             OF YEAR          (1)           INCOME          (2)          (2)          NET (3)         YEAR
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
Fixed maturity securities,
  available-for sale:
   Agencies not backed by
    the full faith and
    credit of the U.S.
    government              $   7,064      $      -      $   (181)       $      -      $      -     $        -     $   6,883
   Corporate securities       809,213            99         8,495          14,513             -        (27,805)      804,515
   Asset-backed securities    167,659             5        (1,323)              -        (9,176)       (24,829)      132,336
   CMBS                            27             -            (1)              -             -            (15)           11
   RMBS                         2,466          (167)        1,122               -             -         (2,394)        1,027
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
     Total fixed maturity
        securities,
        available-
        for-sale              986,429           (63)        8,112          14,513        (9,176)       (55,043)      944,772
Equity securities,
   available-for-sale               4             4            (1)              -             -             (4)            3
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
       Total financial      $ 986,433      $    (59)    $   8,111        $ 14,513       $(9,176)    $  (55,047)    $ 944,775
        assets              ==========    ==========    =============    ==========    =========    ============   ==========



  (1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations and comprehensive income.

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2011:



                                                                                                         PURCHASES,
                                                                                                          SALES AND
                                                                                                        SETTLEMENTS,
                                                   PURCHASES           SALES            SETTLEMENTS          NET
                                                ---------------    --------------     --------------    --------------
Fixed maturity securities, available-for-sale:
   Corporate securities                         $      75,300      $     (3,686)      $    (99,419)     $    (27,805)
   Asset-backed securities                                806              (275)           (25,360)          (24,829)
   CMBS                                                     -                  -               (15)              (15)
   RMBS                                                   144            (1,840)              (698)           (2,394)
                                                ---------------    --------------     --------------    --------------
     Total fixed maturity securities,
     available-for-sale                                76,250            (5,801)          (125,492)          (55,043)

Equity securities, available-for-sale                       -                (4)                  -               (4)
                                                ---------------    --------------     --------------    --------------
       Total financial assets                   $      76,250      $     (5,805)      $   (125,492)     $    (55,047)
                                                ===============    ==============     ==============    ==============


 Transfers of securities among the levels occur at the beginning of the reporting period.

 Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011.

 There were no changes in unrealized gains (losses) included in net income related to assets held as of December 31, 2012 and 2011.

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2012:


                                            TOTAL REALIZED AND
                                            UNREALIZED (GAINS)
                                            LOSSES INCLUDED IN:
                                          ---------------------------


                            BALANCE AT       NET            OTHER         TRANSFERS     TRANSFERS                   BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE       IN TO        OUT OF                    AT END OF
                             OF YEAR          (1)           INCOME         LEVEL 3      LEVEL 3      SETTLEMENTS      YEAR
                            -----------   ----------    -------------    ----------    ---------    ------------   ----------
Policy and contract
   account balances         $   35,469    $  23,473     $        -        $      -      $      -     $        -     $  58,942
Future policy and contract
   benefits                     81,183      (20,597)             -               -             -           (302)       60,284
     Total financial        -----------   ----------    -------------    ----------    ---------    ------------   ----------
     liabilities            $  116,652    $   2,876     $        -        $      -      $      -     $     (302)    $ 119,226
                            ===========   ==========    =============    ==========    =========    ============   ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

                                            TOTAL REALIZED AND
                                            UNREALIZED (GAINS)
                                            LOSSES INCLUDED IN:
                                          ---------------------------


                            BALANCE AT       NET            OTHER         TRANSFERS     TRANSFERS                   BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE       IN TO        OUT OF                    AT END OF
                             OF YEAR          (1)           INCOME         LEVEL 3      LEVEL 3      SETTLEMENTS      YEAR
                            -----------   ----------    -------------    ----------    ---------    ------------   ----------
Policy and contract
   account balances          $  35,301     $     168     $        -       $      -      $      -     $        -     $  35,469
Future policy and contract
   benefits                     20,577        60,999              -              -             -           (393)       81,183
     Total financial        -----------   ----------    -----------      ----------    ---------    ------------   ----------
     liabilities            $   55,878     $  61,167     $        -       $      -      $      -     $     (393)    $ 116,652
                            ===========   ==========    ===========      ==========    =========    ============   ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

 The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2012 was $(4,796), of which $18,727 was included in net realized investment gains and $(23,523) was included in policyholder benefits on the consolidated statements of operations and comprehensive income. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2011 was $(61,778), of which $(61,550) was included in net realized investment gains and $(228) was included in policyholder benefits on the consolidated statements of operations and comprehensive income.

 QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

 The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

                                                                                                            RANGE
    LEVEL 3 INSTRUMENT          FAIR VALUE       VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
---------------------------     -----------    -------------------------    -------------------     ---------------------
Fixed maturity securities,
  available-for sale:

   Agencies not backed by
    the full faith and
    credit of the U.S.                                                      Yield/spread to
    government                  $    4,648       Discounted cash flow       U.S. Treasuries (1)           63 bps

                                                                            Yield/spread to           90 bps - 479 bps
   Corporate securities          1,028,566       Discounted cash flow       U.S. Treasuries (1)          (185 bps)

                                                                            Yield/spread to           53 bps - 465 bps
   Asset-backed securities          85,041       Discounted cash flow       U.S. Treasuries              (165 bps)

Liabilities:


   Policy and contract                          Discounted cash flow/       Mortality rates (2)      Annuity 2000 table
                                                Option pricing              Lapse rates (3)                0% to   16%
     account balances           $   58,942      techniques                  Market volatility (6)          0% to   25%




   Future policy and                                                                                     1983a and
    contract benefits                           Discounted cash flow/       Mortality rates (2)      annuity 2000 table
                                                Option pricing              Lapse rates (3)                0% to   15%
                                    60,284      techniques                  Utilization rates (4)          0% to  100%
                                                                            Withdrawal rates (5)           0% to    7%
                                                                            Market volatility (6)          0% to   23%
                                                                            Nonperformance
                                                                               risk spread (7)                0.2%


  (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

  (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

  (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

  (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

  (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

  (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

  (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

 Level 3 measurements not included in the table above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

 SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

 The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    CORPORATE SECURITIES AND ASSET-BACKED SECURITIES

 For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

 POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

 For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

 For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

 The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:


                                                                            DECEMBER 31, 2012
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Other invested assets:
  Real estate held for sale                         $          -      $          -     $      4,755      $      4,755
                                                    --------------    -------------    --------------    -------------
    Total financial assets                          $          -      $          -     $      4,755      $      4,755
                                                    ==============    =============    ==============    =============

                                                                            DECEMBER 31, 2011
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Other invested assets:
  Real estate held for sale                         $          -      $          -     $      5,200      $      5,200
                                                    --------------    -------------    --------------    -------------
    Total financial assets                          $          -      $          -     $      5,200      $      5,200
                                                    ==============    =============    ==============    =============


 Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair value is obtained from third-party appraisals for each of the acquired properties less estimated costs to sell. The estimated fair value is categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

 The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

 The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.


                                                                    DECEMBER 31, 2012
                                   ------------------------------------------------------------------------------------
                                     CARRYING                                      FAIR
                                      VALUE                                       VALUE
                                   -------------    -------------------------------------------------------------------
                                      TOTAL            LEVEL 1          LEVEL 2           LEVEL 3            TOTAL
                                   -------------    --------------    -------------     -------------    --------------

Assets:
   Mortgage loans, net             $  1,538,502     $          -      $          -      $  1,621,871     $   1,621,871
   Policy loans                         352,756                -                 -           432,372           432,372
   Alternative investments              494,890                -                 -           494,890           494,890

Liabilities:
   Deferred annuities              $  2,566,965     $          -      $          -      $  2,719,308     $   2,719,308
   Annuity certain contracts             81,624                -                 -            91,152            91,152
   Other fund deposits                1,913,680                -                 -         1,925,248         1,925,248
   Supplementary contracts
     without life contingencies          72,361                -                 -            72,361            72,361
   Short-term debt                       50,000                -                 -            50,000            50,000
   Long-term debt                       268,000                -                 -           270,236           270,236



                                                                                            DECEMBER 31, 2011
                                                                                    ----------------------------------
                                                                                       CARRYING             FAIR
                                                                                        AMOUNT             VALUE
                                                                                    ---------------    ---------------
Assets:
   Mortgage loans, net                                                              $    1,417,147     $    1,501,620
   Policy loans                                                                            350,863            423,922
   Alternative investments                                                                 447,351            447,351

Liabilities:
   Deferred annuities                                                               $    2,570,574     $    2,721,392
   Annuity certain contracts                                                                88,612             95,741
   Other fund deposits                                                                   1,802,146          1,813,250
   Supplementary contracts
     without life contingencies                                                             65,576             65,576
Short-term debt                                                                             50,000             50,000
Long-term debt                                                                             120,000            122,351


 Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for alternative investments approximate the assets' fair values. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

  FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

 The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2012 and 2011 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

 The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

 The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

 The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

 The carrying value of the Company's fixed maturity portfolio totaled $11,203,122 and $10,129,642 at December 31, 2012 and 2011, respectively. Fixed maturity securities represent 77.7% and 77.3% of total invested assets at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011 publicly traded fixed maturity securities comprised 79.3% and 80.2%, respectively, of the total fixed maturity portfolio.

 The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

 The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

 The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,628,421 and $1,985,569 agency backed RMBS and $196,170 and $222,533 non-agency backed RMBS as of December 31, 2012 and 2011, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2012 was $54,144 with unrealized losses totaling $1,158. The fair value of the Company's subprime securities as of December 31, 2011 was $49,882 with unrealized losses totaling $3,305.

 The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

 The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $322,964 and $210,876 as of December 31, 2012 and 2011, respectively.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:



                                                             GROSS           GROSS
                                          AMORTIZED       UNREALIZED       UNREALIZED         OTTI IN
DECEMBER 31, 2012                            COST            GAINS           LOSSES           AOCL(1)        FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $    351,678     $    36,616     $        442     $          -    $    387,852
Agencies not backed by the full faith
 and credit of the U.S. government            189,441          11,209            1,442                -         199,208
Foreign government securities                  48,309           9,195                -                -          57,504
Corporate securities                        6,392,095         696,526            5,783           (7,743)      7,090,581
Asset-backed securities                       436,413          39,777              689           (4,342)        479,843
CMBS                                        1,029,303          74,369            2,322          (14,633)      1,115,983
RMBS                                        1,687,349         146,730            1,112            8,376       1,824,591
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities,
       available-for-sale                  10,134,588       1,014,422           11,790          (18,342)     11,155,562
Equity securities - unaffiliated              271,869          49,030            3,627                -         317,272
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $ 10,406,457     $ 1,063,452     $     15,417     $    (18,342)   $ 11,472,834
                                         =============    ============    =============    =============   =============

  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.




                                                             GROSS           GROSS
                                          AMORTIZED       UNREALIZED       UNREALIZED         OTTI IN
DECEMBER 31, 2011                            COST            GAINS           LOSSES           AOCL(1)        FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $    141,479     $    35,129     $          -     $          -    $    176,608
Agencies not backed by the full faith
 and credit of the U.S. government             95,331           5,706              207                -         100,830
Foreign government securities                  45,887           8,179                -                -          54,066
Corporate securities                        5,587,306         507,864            6,589          (12,068)      6,100,649
Asset-backed securities                       443,632          33,866            2,822           (6,120)        480,796
CMBS                                          900,498          41,653            3,771           (3,985)        942,365
RMBS                                        2,087,063         147,288            5,196           21,053       2,208,102
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities,
       available-for-sale                   9,301,196         779,685           18,585           (1,120)     10,063,416
Equity securities - unaffiliated              178,197          30,260            4,518                -         203,939
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $  9,479,393     $   809,945     $     23,103     $     (1,120)   $ 10,267,355
                                         =============    ============    =============    =============   =============


  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                             GROSS           GROSS
                                           AMORTIZED       UNREALIZED       UNREALIZED
DECEMBER 31, 2012                            COST            GAINS           LOSSES        OTTI IN AOCL     FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $      9,151     $         6     $         13     $         -     $      9,144
Corporate securities                           27,376           3,323                -               -           30,699
Asset-backed securities                         7,122             595                -               -            7,717
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities            43,649           3,924               13               -           47,560
Equity securities - unaffiliated                4,789             906                3               -            5,692
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $     48,438     $     4,830     $         16     $         -     $     53,252
                                         =============    ============    =============    =============   =============


                                                             GROSS           GROSS
                                           AMORTIZED       UNREALIZED       UNREALIZED
DECEMBER 31, 2011                            COST            GAINS           LOSSES        OTTI IN AOCL     FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $     52,305     $     1,045     $          -     $         -     $     53,350
Corporate securities                           11,612           1,264                -               -           12,876
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities            63,917           2,309                -               -           66,226
Equity securities - unaffiliated                4,968           1,996               27               -            6,937
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $     68,885     $     4,305     $         27     $         -     $     73,163
                                         =============    ============    =============    =============   =============


 The amortized cost and fair value of fixed maturity securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                               AVAILABLE-FOR-SALE
                                                         AVAILABLE-FOR-SALE                    SECURITIES ON LOAN
                                                 -----------------------------------    ---------------------------------
                                                   AMORTIZED             FAIR             AMORTIZED            FAIR
                                                      COST               VALUE              COST              VALUE
                                                 ---------------    ----------------    --------------    ---------------
Due in one year or less                          $      322,458     $       331,569     $           -     $            -
Due after one year through five years                 2,337,094           2,559,437             6,678              7,161
Due after five years through ten years                3,287,502           3,708,310            27,337             29,918
Due after ten years                                   1,034,469           1,135,829             2,512              2,764
                                                 ---------------    ----------------    --------------    ---------------
                                                      6,981,523           7,735,145            36,527             39,843
Asset-backed and mortgage-backed
   securities                                         3,153,065           3,420,417             7,122              7,717
                                                 ---------------    ----------------    --------------    ---------------
      Total                                      $   10,134,588     $    11,155,562     $      43,649     $       47,560
                                                 ===============    ================    ==============    ===============

 The Company had certain investments with a reported fair value lower than the cost of the investments as follows:



                                                                     DECEMBER 31, 2012
                                    -------------------------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
U.S. government securities          $ 160,563     $ 161,005     $       442     $       -     $       -     $          -
Agencies not backed by the full
 faith and credit of the U.S.
 government                            19,460        20,902           1,442             -             -                -
Corporate securities                  271,896       277,076           5,180         4,157         4,760              603
Asset-backed securities                 3,274         3,276               2        11,093        11,781              688
CMBS                                   78,921        79,345             424        34,998        37,526            2,528
RMBS                                   20,265        20,823             558        65,764        79,890           14,126
Equity securities - unaffiliated       59,607        61,951           2,344         4,417         5,700            1,283


                                                                     DECEMBER 31, 2011
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
Agencies not backed by the full
 faith and credit of the U.S.
 government                         $  10,166     $  10,244     $        78     $   3,871     $   4,000     $        129
Corporate securities                  213,916       220,600           6,684         2,270         2,320               50
Asset-backed securities                58,900        61,048           2,148         9,622        10,572              950
CMBS                                   71,251        73,380           2,129        64,346        70,769            6,423
RMBS                                   34,581        35,668           1,087       126,700       155,385           28,685
Equity securities - unaffiliated       41,903        46,191           4,288           559           789              230

 The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                     DECEMBER 31, 2012
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
U.S. government securities          $   3,854     $   3,867     $        13     $       -     $       -     $          -
Equity securities - unaffiliated          261           264               3             -             -                -


                                                                     DECEMBER 31, 2011
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
Equity securities - unaffiliated    $     476     $     503     $        27     $       -     $       -     $          -


 For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2012, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

 The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2012.

 U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

 Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

 Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

 CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

 The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2012, 89.2% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2012, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 57.1% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

 The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2012, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 57.3% investment grade.

 Equity securities with unrealized losses at December 31, 2012 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

 At December 31, 2012 and 2011, fixed maturity securities and cash equivalents with a carrying value of $25,548 and $19,128, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

 The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,538,502 and $1,417,147 at December 31, 2012 and 2011, respectively.

 All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

 The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:


                                                                                         2012               2011
                                                                                    ---------------    ---------------

Industrial                                                                          $      584,598     $      556,541
Office buildings                                                                           372,045            410,462
Retail facilities                                                                          323,974            226,595
Apartment                                                                                  167,751            149,182
Other                                                                                       90,134             74,367
                                                                                    ---------------    ---------------
      Total                                                                         $    1,538,502     $    1,417,147
                                                                                    ===============    ===============


 If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

 A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

 The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:


                                                                     2012                2011               2010
                                                                ---------------     ---------------     --------------
Balance at beginning of year                                    $        4,130      $        3,700      $         100
      Addition to (release of) allowance                                  (330)              1,830              3,600
      Write-downs, net of recoveries                                         -              (1,400)                 -
                                                                ---------------     ---------------     --------------
Balance at end of year                                          $        3,800      $        4,130      $       3,700
                                                                ===============     ===============     ==============

End of year valuation allowance basis:
      Specific allowance                                        $        1,221      $        1,035      $           -
      General allowance                                                  2,579               3,095              3,700
                                                                ---------------     ---------------     --------------
Total valuation allowance                                       $        3,800      $        4,130      $       3,700
                                                                ===============     ===============     ==============


 As of December 31, 2012, the Company had three loans with a total carrying value of $12,721, net of a $1,221 specific valuation allowance. As of December 31, 2012, The Company had 16 loans with a total carrying value of $39,245, net of a $2,579 general valuation allowance. The three loans having a specific valuation allowance were held in the industrial, office and retail facilities classes. For those three loans, the interest income recognized for the year ended December 31, 2012 was $882. In addition, these three loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2012. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2012.

 As of December 31, 2011, the Company had two loans with a total carrying value of $10,229, net of a $1,035 specific valuation allowance. As of December 31, 2011, the Company had 18 loans with a total carrying value of $52,093, net of a $3,095 general valuation allowance. The two loans having a specific valuation allowance were held in the industrial and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2011 was $618. In addition, these two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2011.

 As of December 31, 2012, the Company did not have any delinquent mortgage loans.

 The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

 The following table provides a summary of performing and nonperforming mortgage loans as of December 31:



                                                                                         2012               2011
                                                                                    ---------------    ---------------
Performing mortgage loans                                                           $    1,538,502     $    1,408,727
Nonperforming mortgage loans                                                                     -              8,420
                                                                                    ---------------    ---------------
      Total                                                                         $    1,538,502     $    1,417,147
                                                                                    ===============    ===============


 The two loans classified as nonperforming mortgage loans at December 31, 2011 were held in the industrial and office buildings classes.

 Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

 The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                      2012                2011                2010
                                                                  --------------     --------------- --- ---------------

Number of properties acquired                                                 2                   2                   2
Carrying value of mortgage loans prior to real estate
   acquisition                                                    $       8,420      $        8,065      $       11,544


Loss recognized upon acquisition in satisfaction of debt                      -             (2,865)             (3,144)


    ALTERNATIVE INVESTMENTS

 Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location
 - both domestic and international.

 The Company's composition of alternative investments by type were as follows:



                                                         DECEMBER 31, 2012                     DECEMBER 31, 2011
                                                 ----------------------------------    ----------------------------------
                                                    CARRYING           PERCENT            CARRYING           PERCENT
                                                     VALUE             OF TOTAL            VALUE             OF TOTAL
                                                 ---------------    ---------------    ---------------    ---------------
Alternative investments
    Private equity funds                         $      289,248              58.5%     $      269,161              60.2%
    Mezzanine debt funds                                202,033              40.8%            174,594              39.0%
    Hedge funds                                           3,609               0.7%              3,596               0.8%
                                                 ---------------    ---------------    ---------------    ---------------
          Total alternative investments          $      494,890             100.0%     $      447,351             100.0%
                                                 ===============    ===============    ===============    ===============

    NET INVESTMENT INCOME

 Net investment income for the years ended December 31 was as follows:



                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Fixed maturity securities                                        $      514,058     $      504,157     $      476,702
Equity securities                                                         9,493              8,131              9,525
Mortgage loans                                                           88,753             84,450             76,925
Policy loans                                                             24,513             24,600             24,649
Cash equivalents                                                             11                 86                379
Alternative investments                                                  11,548             13,948             13,052
Derivative instruments                                                       23                627                231
Other invested assets                                                     2,198              2,868              2,714
                                                                 ---------------    ---------------    ---------------
   Gross investment income                                              650,597            638,867            604,177
Investment expenses                                                     (21,264)           (20,743)           (18,221)
                                                                 ---------------    ---------------    ---------------
   Total                                                         $      629,333     $      618,124     $      585,956
                                                                 ===============    ===============    ===============


    NET REALIZED INVESTMENT GAINS

 Net realized investment gains for the years ended December 31 were as follows:



                                                                     2012               2011               2010
                                                                ---------------    ---------------     --------------
Fixed maturity securities                                       $       37,112     $       20,734      $       2,477
Equity securities                                                       10,741              6,546             29,502
Mortgage loans                                                             215             (4,138)            (6,803)
Alternative investments                                                 26,249             39,886              1,362
Derivative instruments                                                   9,015            (10,518)            10,087
Other invested assets                                                     (723)            (1,823)              (207)
Securities held as collateral                                              120                888              4,503
                                                                ---------------    ---------------     --------------
      Total                                                     $       82,729     $       51,575      $      40,921
                                                                ===============    ===============     ==============


 Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:


                                                                     2012               2011               2010
                                                                ---------------    ---------------    ---------------
Fixed maturity securities, available-for-sale:
      Gross realized gains                                      $       44,456     $       47,267     $       43,443
      Gross realized losses                                             (7,057)           (20,995)           (18,712)
Equity securities:
      Gross realized gains                                              14,682             14,107             34,046
      Gross realized losses                                             (3,228)            (4,332)            (4,493)
Alternative investments:
      Gross realized gains                                              34,479             50,771             24,412
      Gross realized losses                                                (87)            (3,905)            (9,018)

 Other-than-temporary impairments by asset type recognized in net realized investment gains for the years ended
 December 31 were as follows:


                                                                      2012               2011              2010
                                                                  --------------    ---------------    --------------
Fixed maturity securities
    Corporate securities                                          $           -     $            -     $       1,840
    Asset-backed securities                                                   -              2,154             2,923
    CMBS                                                                      -                  -            10,538
    RMBS                                                                    287              3,384             6,953
Mortgage loans                                                              115              3,654             3,144
Equity securities                                                           713              3,229                51
Alternative investments                                                   8,143              6,980            14,032
Other invested assets                                                       650                  -               971
                                                                  --------------    ---------------    --------------
      Total other-than-temporary impairments                      $       9,908     $       19,401     $      40,452
                                                                  ==============    ===============    ==============


  The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:


                                                                     2012               2011               2010
                                                                ---------------    ---------------    ---------------
Balance at beginning of year                                    $       44,908     $       66,577     $       92,556
Additions:
      Initial impairments - credit loss OTTI recognized on
         securities not previously impaired                                  -              3,087              6,337
      Additional impairments - credit loss OTTI recognized
         on securities previously impaired                                 287              2,451             15,917
Reductions:
      Due to sales (or maturities, pay downs, or prepayments)
         during the period of securities previously credit
         loss OTTI impaired                                            (18,525)           (27,207)           (48,233)
                                                                ---------------    ---------------    ---------------
Balance at end of year                                          $       26,670     $       44,908     $       66,577
                                                                ===============    ===============    ===============


(7) DERIVATIVE INSTRUMENTS

 Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

 Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

 The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:




                                               DECEMBER 31, 2012                          DECEMBER 31, 2011
                                     ---------------------------------------    ---------------------------------------
                                                          FAIR VALUE                                 FAIR VALUE
                                                    ------------------------                   ------------------------
   PRELIMINARY
 UNDERLYING RISK                      NOTIONAL                    LIABILITIES     NOTIONAL                   LIABILITIES
    EXPOSURE       INSTRUMENT TYPE     AMOUNT          ASSETS         (1)          AMOUNT        ASSETS          (1)
------------------ ----------------- -----------    ----------    -----------   -----------    ----------    -----------
Interest rate      Interest rate
                      swaps          $  356,500     $  30,888     $       -     $  101,500     $  29,692     $       -
                   Interest rate
                      swaptions         135,000         3,301             -             -              -             -
                   Interest rate
                      futures           574,900            10             -        468,700             8             -
                   Interest rate
                      caps              100,000         1,291             -             -              -             -
                   Interest rate
                      floors            160,000         4,024             -        160,000         4,536             -
                   TBAs                  45,315        48,161             -         28,685        30,433             -
Foreign currency   Foreign currency
                      swaps              17,000           598             -         17,000       (2,718)             -
Equity market      Equity futures       218,169             2             -        149,403             2             -
                   Equity options     2,150,540       107,418        13,721      1,089,839        55,353         9,884
                                     -----------    ----------    ----------    -----------    ----------    ----------
 Total derivatives                   $3,757,424     $ 195,693     $  13,721     $2,015,127     $ 117,306     $   9,884
                                     ===========    ==========    ==========    ===========    ==========    ==========


  (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

 The Company has steadily increased the volume of derivatives trading throughout 2012 and 2011. This is evident through the increase in notional amounts as well as the introduction of caps and swaptions in 2012.

 The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

 Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

 Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

 Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

 Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

 Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

 Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

 Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

 Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

 Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

 The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

 The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                       DECEMBER 31, 2012
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $              8,576       $               (88)       $                  -
Interest rate swaptions                                   (236)                        -                           -
Interest rate futures                                    4,701                         -                         (56)
Interest rate caps                                        (777)                        -                           -
Interest rate floors                                     2,267                      (326)                          -
TBAs                                                       686                         -                           -
Foreign currency swaps                                   3,315                       435                           -
Foreign currency forwards                                  (19)                        2                           -
Equity futures                                         (19,305)                        -                      11,680
Equity options                                         (11,092)                        -                      18,332
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $            (11,884)       $               23        $             29,956
                                          =======================    ======================     ======================


                                                                       DECEMBER 31, 2011
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $             24,140       $                (82)       $                  -
Interest rate futures                                   26,686                          -                         (33)
Interest rate floors                                     4,232                       (227)                          -
TBAs                                                       244                        461                           -
Foreign currency swaps                                    (457)                       442                           -
Foreign currency forwards                                  (80)                        33                           -
Equity futures                                          (8,462)                         -                      (3,741)
Equity options                                           3,785                          -                      (7,640)
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $             50,088       $                627        $            (11,414)
                                          =======================    ======================     ======================

                                                                       DECEMBER 31, 2010
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $             10,999       $                (83)       $                  -
Interest rate futures                                    6,301                          -                           9
TBAs                                                       356                          -                           -
Foreign currency swaps                                  (2,346)                       322                           -
Foreign currency forwards                                 (203)                        (8)                          -
Equity futures                                         (15,030)                         -                       8,869
Equity options                                            (412)                         -                       6,282
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $               (335)      $                231        $             15,160
                                          =======================    ======================     ======================

 The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

 The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

 The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $128,924 and $67,360 at December 30, 2012 and 2011, respectively, and the Company delivered collateral in the amount of $18,564 and $25,779 at December 31, 2012 and 2011, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

 The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Embedded derivatives within annuity products:
  Minimum guaranteed withdrawal benefits                                            $     (47,903)     $     (65,911)
  Guaranteed payout floors                                                                (12,381)           (15,272)
  Other                                                                                    (4,107)            (4,543)

Embedded derivatives within life insurance products:
  Equity-linked index credits                                                       $     (54,835)     $     (30,926)


 The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Embedded derivatives within annuity products:
  Net realized investment gains (losses)                         $       20,899     $      (60,606)     $       10,422
  Policyholder benefits                                                     436               (712)               (342)

Embedded derivatives within life insurance products:
  Policyholder benefits                                          $      (23,909)    $          544      $      (21,845)

 At December 31, 2012 and 2011, fixed maturity securities with a carrying value of $19,382 and $26,591, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

 The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

 The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

 As of December 31, 2012 and 2011, the Company held an investment in a trust for which it was the primary beneficiary and where the results were consolidated in the Company's financial results. The assets held under the VIE as of December 31, 2012 and 2011 were $4,315 and $4,529, respectively, and are included in other invested assets on the consolidated balance sheets.

    NON-CONSOLIDATED VIES

 The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

 In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $494,890 and $447,351 and the maximum exposure was $773,039 and $710,522 at December 31, 2012 and 2011, respectively.

(9) NET FINANCE RECEIVABLES

 The Company has defined a portfolio segment as the portfolio in total with the class segments as direct installment loans and retail installment notes.

 Finance receivables as of December 31 were as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------
Direct installment loans                                                            $      295,222     $      269,801
Retail installment notes                                                                    39,060             36,040
                                                                                    ---------------    ---------------
         Gross finance receivables                                                         334,282            305,841
Accrued interest and charges                                                                 5,636              5,014
Unearned finance charges                                                                   (89,760)           (82,550)
Allowance for losses                                                                       (13,396)           (12,406)
                                                                                    ---------------    ---------------
         Finance receivables, net                                                   $      236,762     $      215,899
                                                                                    ===============    ===============


  Direct installment loans at December 31, 2012 and 2011 consisted of $205,984 and $187,319, respectively, of discount basis loans, net of unearned finance charges and unearned charges, and $8,833 and $8,592, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

 Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2012 were as follows:

2013                                                                                                   $        1,399
2014                                                                                                           22,768
2015                                                                                                           81,632
2016                                                                                                          127,758
2017                                                                                                           15,890
2018 and thereafter                                                                                               711
                                                                                                       ---------------
      Total finance receivables, net of unearned finance charges                                              250,158
Allowance for losses                                                                                          (13,396)
                                                                                                       ---------------
         Finance receivables, net                                                                      $      236,762
                                                                                                       ===============


  During the years ended December 31, 2012, 2011 and 2010, principal cash collections of direct installment loans were $100,486, $89,667 and $78,324, respectively, and the percentages of these cash collections to average net balances were 51%, 50% and 47%, respectively. Retail installment notes' principal cash collections were $40,276, $39,342 and $42,079, respectively, and the percentages of these cash collections to average net balances were 146%, 151% and 160% for the years ended December 31, 2012, 2011 and 2010, respectively.

  Direct installment loans and retail installment notes are reported on a contractual past due aging. Past due accounts (gross finance receivables) as of December 31, 2012 were as follows:

Direct installment loans:
      31-60 days past due                                                                              $       11,456
      61-90 days past due                                                                                       6,251
      91 days or more past due                                                                                 15,805
                                                                                                       ---------------
         Total direct installment loans                                                                        33,512
Retail installment notes:
      31-60 days past due                                                                                         782
      61-90 days past due                                                                                         447
      91 days or more past due                                                                                  1,045
                                                                                                       ---------------
         Total  retail installment notes                                                                        2,274
                                                                                                       ---------------
            Total gross finance receivables past due                                                   $       35,786
                                                                                                       ===============

Percentage of gross finance receivables                                                                         10.7%

 The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2012 and 2011 was 5.4%.

 Changes in the allowance for losses for the years ended December 31 were as follows:

                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Balance at beginning of year                                     $       12,406     $       11,335     $       10,764
Provision for credit losses                                               9,090              8,933              8,804
Charge-offs                                                             (12,780)           (12,303)           (12,279)
Recoveries                                                                4,680              4,441              4,046
                                                                 ---------------    ---------------    ---------------
Balance at end of year                                           $       13,396     $       12,406     $       11,335
                                                                 ===============    ===============    ===============


 The following table provides additional information about the allowance for losses as of December 31:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Non-impaired gross finance receivables:
   Gross receivables balance                                                        $      327,273     $      298,609
   General reserves                                                                         13,115             12,082

Impaired gross finance receivables (including TDRs):
   Gross receivables balance                                                        $        7,009     $        7,232
   General reserves                                                                            281                324

 All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2012 and 2011 was $22 and $41, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2012 or 2011.

 The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2012 and 2011 was $23,305 and $20,112, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2012 and 2011.

 Loans classified as TDRs were $6,991 and $7,191 at December 31, 2012 and 2011, respectively. For the years ended, December 31, 2012 and 2011, the Company modified $8,992 and $9,330 of loans for borrowers experiencing financial difficulties, respectively, which are classified as TDRs. For loans modified as TDRs during 2012, $4,422 subsequently experienced a payment default, during 2012. For loans modified as TDRs during 2011, $4,499 subsequently experienced a payment default during 2011. The Company recognized interest income of $1,213 and $499 from loans classified as TDRs for the years ended December 31, 2012 and 2011, respectively.

 The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers who have had terms of their original loan(s) restructured. These customers would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

 The following summary is an assessment of the gross finance receivables by class, segment and credit quality indicator reviewed as of December 31, 2012 and 2011. The Company's credit risk profiles are based on customer type, customer creditworthiness and customer performance.

                                                                                        2012               2011
                                                                                   ---------------    ---------------
Customer type:
     New borrower                                                                  $       33,907     $       27,740
     Former borrower                                                                       28,074             26,095
     Existing borrower                                                                    206,398            186,314
     Refinance borrower                                                                    26,843             29,652
     Retail borrower                                                                       39,060             36,040
                                                                                   ---------------    ---------------
         Total gross finance receivables                                           $      334,282     $      305,841
                                                                                   ===============    ===============
Customer creditworthiness:
     Non-bankrupt gross finance receivables:
         Direct installment loans                                                  $      293,835     $      268,434
         Retail installment notes                                                          38,949             35,940
                                                                                   ---------------    ---------------
            Total non-bankrupt gross finance receivables                                  332,784            304,374
     Bankrupt gross finance receivables:
         Direct installment loans                                                           1,387              1,367
         Retail installment notes                                                             111                100
                                                                                   ---------------    ---------------
            Total bankrupt gross finance receivables                                        1,498              1,467
                                                                                   ---------------    ---------------
               Total gross finance receivables                                     $      334,282     $      305,841
                                                                                   ===============    ===============
Customer payment performance:
     Direct installment loans:
         Contractually performing, current to 30 days past due                     $      261,711     $      239,959
         Contractually performing, 31 to 60 days past due                                  11,456              9,817
         Contractually nonperforming, 61 or more days past due                             22,055             20,025
                                                                                   ---------------    ---------------
            Total direct installment loans                                                295,222            269,801
     Retail installment notes:
         Contractually performing, current to 30 days past due                             36,786             34,281
         Contractually performing, 31 to 60 days past due                                     782                632
         Contractually nonperforming, 61 or more days past due                              1,492              1,127
                                                                                   ---------------    ---------------
            Total retail installment notes                                                 39,060             36,040
                                                                                   ---------------    ---------------
               Total gross finance receivables                                     $      334,282     $      305,841
                                                                                   ===============    ===============

(10) INCOME TAXES

 Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:


                                                                    2012                2011                2010
                                                               ---------------     ----------------     --------------
Computed income tax expense                                    $     119,769       $      101,014      $      75,829
Difference between computed and actual tax expense:
      Dividends received deduction                                   (14,548)             (13,570)           (16,568)
      Tax credits                                                     (2,031)              (2,133)            (3,211)
      Change in valuation allowance                                        1                   (2)                 9
      Expense adjustments and other                                      916                 (384)            (1,979)
                                                               ----------------    ----------------     --------------
         Total income tax expense                              $     104,107       $       84,925       $     54,080
                                                               ================    ================     ==============

 The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Deferred tax assets:
      Policyholder liabilities                                                      $       53,305      $      41,693
      Pension, postretirement and other benefits                                            18,435             16,337
      Tax deferred policy acquisition costs                                                165,244            149,517
      Deferred gain on individual disability coinsurance                                     5,680              6,772
      Net realized capital losses                                                           64,761             59,973
      Ceding commissions and goodwill                                                            -                 54
      Other                                                                                 12,746              8,977
                                                                                    ---------------    ---------------
         Gross deferred tax assets                                                         320,171            283,323
      Less valuation allowance                                                                  (8)                (7)
                                                                                    ---------------    ---------------
         Deferred tax assets, net of valuation allowance                                   320,163            283,316

Deferred tax liabilities:
      Deferred policy acquisition costs                                                    197,920            206,084
      Premiums                                                                              17,076             16,971
      Real estate and property and equipment depreciation                                    9,983              8,577
      Basis difference on investments                                                       22,885                721
      Net unrealized capital gains                                                         408,460            303,338
      Ceding commissions and goodwill                                                        1,685                  -
      Other                                                                                 16,684             18,789
                                                                                    ---------------    ---------------
         Gross deferred tax liabilities                                                    674,693            554,480
                                                                                    ---------------    ---------------
             Net deferred tax liability                                             $      354,530      $     271,164
                                                                                    ===============    ===============

 As of December 31, 2012 and 2011, the Company recorded a valuation allowance of $8 and $7, respectively, related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment based, on available information, that it is more likely than not that the deferred income tax asset for certain state operating loss carryforwards will not be realized. Management has determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

 The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2012, 2011, and 2010, was $1, $(2) and $9,
 respectively.

 At December 31, 2012, state net operating loss carryforwards were $757 with the majority expiring in 2017 and 2019.

 Income taxes paid for the years ended December 31, 2012, 2011 and 2010, were $113,692, $63,508 and $4,038, respectively.

 A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------
Balance at beginning of year                                                        $       17,172     $       15,132
Additions (reductions) based on tax positions related to current year                          752             (2,889)
Additions for tax positions of prior years                                                       -              5,511
Reductions for tax positions of prior years                                                 (6,789)              (575)
Settlements                                                                                      -                 (7)
                                                                                    ---------------    ---------------
Balance at end of year                                                              $       11,135     $       17,172
                                                                                    ===============    ===============

 Included in the balance of unrecognized tax benefits at December 31, 2012 are potential benefits of $3,801 that, if recognized, would affect the effective tax rate on income from operations.

 As of December 31, 2012, accrued interest and penalties of $1,113 are recorded as current income tax liabilities on the consolidated balance sheets and $(39) is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

 At December 31, 2012, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

 The consolidated federal tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2010 and 2011 are currently under examination by the IRS. With regard to years 2008 and 2009, the IRS issued a final audit report during 2012 for their examination of the consolidated returns. The audit report was contested with the IRS Office of Appeals (Appeals) and the Company made a prepayment to stop the accrual of interest. Later in the year, the IRS issued an Industry Director Directive on the issue the Company had before Appeals and, as a result, the consolidated federal tax returns for those years have been sent back to the examining agent to resolve the issue. The Company believes that any additional taxes refunded or assessed as a result of these examinations will not have a material impact on its financial position. In addition, a federal tax settlement refund was received during 2012 with respect to tax years 1995-1997. All accruals for those years were released.

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

 The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2012, the Company adopted an amendment, effective January 1, 2013, to reduce the benefit formula.

 Prior to December 31, 2010, the Company also had a non-contributory defined benefit retirement plan covering substantially all employees. Benefits were based upon years of participation and the employee's average monthly compensation. Additionally, the Company had a non-contributory defined benefit retirement plan, which provided certain employees with benefits in excess of limits for qualified retirement plans. On December 31, 2010, the Company transferred sponsorship of these plans and the related plan assets and liabilities to SFG.

 The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

 Prior to December 31, 2010, the Company also had a postretirement plan that provided health care and life insurance benefits to substantially all employees. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

 The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                        PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------     --------------------------------
                                                     2012              2011               2012              2011
                                                 --------------    --------------     --------------    --------------
Change in benefit obligation:
Benefit obligation at beginning of year          $      65,672     $      56,371      $       8,296     $       7,167
Service cost                                             1,995             1,542                142               169
Interest cost                                            2,969             3,147                307               368
Amendment                                                 (830)                -                  -                 -
Actuarial loss (gain)                                    3,510             7,077               (263)            1,042
Benefits paid                                           (2,407)           (2,465)              (383)             (450)
                                                 --------------    --------------     --------------    --------------
Benefit obligation at end of year                $      70,909     $      65,672      $       8,099     $       8,296
                                                 ==============    ==============     ==============    ==============

Change in plan assets:
Fair value of plan assets at beginning
   of year                                       $      54,279     $      51,505     $            -      $          -
Actual return on plan assets                             3,721             1,789                  -                 -
Employer contribution                                    3,392             3,450                383               450
Benefits paid                                           (2,407)           (2,465)              (383)             (450)
                                                 --------------    --------------    ---------------    --------------
Fair value of plan assets at end of year         $      58,985     $      54,279     $            -      $          -
                                                 ==============    ==============    ===============    ==============

Net amount recognized:
Funded status                                    $     (11,924)    $     (11,393)    $       (8,099)     $     (8,296)

Amounts recognized on the consolidated
   balance sheets:
Accrued benefit cost                             $     (11,924)     $    (11,393)     $      (8,099)     $     (8,296)

Amounts recognized in accumulated
  other comprehensive income (loss):
Prior service benefit                            $         855     $          29     $        1,971      $      2,646
Net actuarial gain (loss)                              (19,243)          (17,608)             2,420             2,374
                                                 --------------    --------------    ---------------    --------------
Accumulated other comprehensive income
  (loss) at end of year                          $     (18,388)     $    (17,579)     $       4,391      $      5,020
                                                 ==============    ==============    ===============    ==============

Accumulated benefit obligation                   $      66,460     $      60,410     $       8,099      $       8,296

Plans with accumulated benefit obligation
  in excess of plan assets:
Projected benefit obligation                     $      45,590     $      65,672
Accumulated benefit obligation                          45,590            60,410
Fair value of plan assets                               37,875            54,279


                                                         PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------    ---------------------------------
                                                      2012              2011              2012               2011
                                                 --------------    --------------    ---------------    --------------
Weighted average assumptions used to
  determine benefit obligations:
Discount rate                                             3.75%             4.21%             3.53%             4.09%
Rate of compensation increase                             4.50%             5.00%                -                 -

Components of net periodic benefit cost:
Service cost                                     $       1,995     $       1,542     $         142      $        169
Interest cost                                            2,969             3,147               307               368
Expected return on plan assets                          (2,826)           (2,751)                -                 -
Prior service benefit amortization                          (4)               (4)             (675)             (676)
Recognized net actuarial loss (gain)                       980               348              (217)             (275)
                                                 --------------    --------------    ---------------    --------------
Net periodic benefit cost                        $       3,114     $       2,282     $        (443)     $       (414)
                                                 ==============    ==============    ===============    ==============

Other changes in plan assets and benefit
  obligations recognized in other
    comprehensive income:
Amendment                                        $         830     $           -     $           -      $          -
Net gain (loss)                                         (2,615)           (8,039)              263            (1,042)
Amortization of prior service benefit                       (4)               (4)             (675)             (676)
Amortization of net loss (gain)                            980               348              (217)             (275)
                                                 --------------    --------------    ---------------    --------------
Total recognized in other comprehensive
    income                                       $        (809)     $     (7,695)     $       (629)     $     (1,993)
                                                 ==============    ==============    ===============    ==============

 Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

 The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $71 and $1,294, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $676 and $179, respectively. In 2013, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.



                                                        PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------    ---------------------------------
                                                     2012              2011               2012              2011
                                                 --------------    --------------    ---------------    --------------
Weighted average assumptions used to
  determine net periodic benefit costs:
Discount rate                                            4.21%             5.31%             4.09%              5.17%
Expected long-term return on plan assets                 5.16%             5.32%                -                  -
Rate of compensation increase                            5.00%             5.00%                -                  -


 Estimated future benefit payments for pension and other postretirement plans:


                                                                     PENSION                              MEDICARE
                                                                     BENEFITS        OTHER BENEFITS        SUBSIDY
                                                                  ---------------    ---------------    --------------
2013                                                              $        3,024     $          482     $           -
2014                                                                       3,120                470                 -
2015                                                                       3,107                489                 -
2016                                                                       3,153                506                 -
2017                                                                       3,225                461                 -
2018 - 2022                                                               17,313              2,503                 -

 For measurement purposes, the assumed health care cost trend rates start at 9.0% in 2012 and decrease gradually to 5.5% for 2019 and remain at that level thereafter. For 2011, the assumed health care cost trend rates start at 7.5% in 2011 and decrease gradually to 5.5% for 2015 and remain at that level thereafter.

 The assumptions presented herein are based on pertinent information available to management as of December 31, 2012 and 2011. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2012 by $139 and the service cost and interest cost components of net periodic benefit costs for 2012 by $11. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2012 by $125 and the service cost and interest cost components of net periodic postretirement benefit costs for 2012 by $10.

 To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

 Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

 Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

 The target asset allocation as of December 31, 2012, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                                                                                         13% to 23%
Fixed maturity securities                                                                                 13% to 23%
Insurance company general account                                                                         64% to 66%
Other                                                                                                      0% to  2%

  The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                                                          2012               2011
                                                                                     ---------------    ---------------
Equity securities                                                                              17%                15%
Fixed maturity securities                                                                      19%                18%
Insurance company general account                                                              64%                67%

 Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

 The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

 At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

 The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

 The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:


DECEMBER 31, 2012                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
--------------------------------------------    --------------     --------------    ---------------    --------------
Investments in pooled separate accounts         $      21,110      $           -     $           -      $      21,110
Insurance company general account                           -                  -            37,875             37,875
                                                --------------     --------------    ---------------    --------------
      Total investments                                21,110                  -            37,875             58,985
                                                --------------     --------------    ---------------    --------------
        Total financial assets                  $      21,110      $           -     $      37,875      $      58,985
                                                ==============     ==============    ===============    ==============

DECEMBER 31, 2011                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
--------------------------------------------    --------------     --------------    ---------------    --------------
Investments in pooled separate accounts         $      18,005      $           -     $           -      $      18,005
Insurance company general account                           -                  -            36,274             36,274
                                                --------------     --------------    ---------------    --------------
      Total investments                                18,005                  -            36,274             54,279
                                                --------------     --------------    ---------------    --------------
        Total financial assets                  $      18,005      $           -     $      36,274      $      54,279
                                                ==============     ==============    ===============    ==============


    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

 Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Plan's separate accounts consist of direct investments in mutual funds, which are included in Level 1.

    INSURANCE COMPANY GENERAL ACCOUNT

 Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:

                                                                                     PURCHASES,
                                            BALANCE AT      TOTAL APPRECIATION        SALES AND       BALANCE AT
                                           BEGINNING OF      (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                               YEAR             FAIR VALUE               NET             YEAR
                                           -------------   ----------------------   ---------------   -----------
Insurance company general account          $    36,274     $             1,601      $          -      $   37,875


 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:

                                                                                      PURCHASES,
                                            BALANCE AT      TOTAL APPRECIATION        SALES AND       BALANCE AT
                                           BEGINNING OF      (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                               YEAR             FAIR VALUE               NET             YEAR
                                           -------------   ----------------------   ---------------   -----------
Insurance company general account          $    34,743     $             1,531      $          -      $   36,274

 Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2012 and 2011. There were no transfers in to or out of level 3 for the years ending December 31, 2012 and 2011.

 The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

 The Company also has a profit sharing plan covering substantially all agents. Effective January 1, 2011, the Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. Prior to January 1, 2011, the Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plan during 2012, 2011, and 2010 of $1,440, $1,038, and $145, respectively.

 Prior to December 31, 2010, the Company also had a profit sharing plan covering substantially all employees. The Company's contribution rate to the employee plan was determined annually by the directors of the Company and was applied to each participant's prior year earnings. The Company recognized contributions to the plan during 2010 of $9,242. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

 Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                     2012                2011               2010
                                                                ---------------     ---------------     --------------
Balance at January 1                                            $      581,040      $      585,325      $     595,260
      Less:  reinsurance recoverable                                   518,521             520,524            528,862
                                                                ---------------     ---------------     --------------
Net balance at January 1                                                62,519              64,801             66,398
                                                                ---------------     ---------------     --------------
Incurred related to:
      Current year                                                      80,623              81,913             74,323
      Prior years                                                        7,248              (1,853)               615
                                                                ---------------     ---------------     --------------
Total incurred                                                          87,871              80,060             74,938
                                                                ---------------     ---------------     --------------
Paid related to:
      Current year                                                      60,759              56,713             48,276
      Prior years                                                       30,942              26,575             28,259
                                                                ---------------     ---------------     --------------
Total paid                                                              91,701              83,288             76,535
Purchase of subsidiaries (1)                                             6,706                 946                  -
                                                                ---------------     ---------------     --------------
Net balance at December 31                                              65,395              62,519             64,801
      Plus:  reinsurance recoverable                                   521,021             518,521            520,524
                                                                ---------------     ---------------     --------------
Balance at December 31                                          $      586,416      $      581,040      $     585,325
                                                                ===============     ===============     ==============

     (1) See note 17.

 In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

 As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $7,248, $(1,853) and $615 in 2012, 2011 and 2010,
 respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

 The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

 Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

 The effect of reinsurance on premiums for the years ended December 31 was as follows:


                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Direct premiums                                                  $    2,084,325     $    1,877,483     $    1,704,527
Reinsurance assumed                                                      25,732             28,201             26,571
Reinsurance ceded                                                      (446,229)          (363,685)          (298,010)
                                                                 ---------------    ---------------    ---------------
      Net premiums                                               $    1,663,828     $    1,541,999     $    1,433,088
                                                                 ===============    ===============    ===============


  Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $401,913, $326,692 and $255,558 during 2012, 2011, and 2010, respectively.

(14)  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

 The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

 The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

 The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2012, 2011 or 2010.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

 At December 31, the Company had the following variable annuity contracts with guarantees:



                                                                                        2012                  2011
                                                                                  ------------------    ------------------
  Return of net deposits:
    In the event of death
     Account value                                                               $       2,510,626     $       2,092,823
     Net amount at risk                                                          $           8,238     $          32,543
     Average attained age of contractholders                                                  59.8                  58.9
    As withdrawals are taken
     Account value                                                               $         254,827     $         253,781
     Net amount at risk                                                          $           2,202     $          10,802
     Average attained age of contractholders                                                  67.6                  66.6

  Return of net deposits plus a minimum return:
    In the event of death
     Account value                                                               $         176,664     $         148,011
     Net amount at risk                                                          $          20,652     $          29,222
     Average attained age of contractholders                                                  68.6                  67.9
    At annuitization
     Account value                                                               $         516,504     $         457,259
     Net amount at risk                                                          $               -     $               -
     Weighted average period remaining until expected
      annuitization (in years)                                                                 5.4                   6.1
    As withdrawals are taken
     Account value                                                               $       1,019,906     $         648,842
     Net amount at risk                                                          $          29,739     $          50,311
     Average attained age of contractholders                                                  62.8                  62.7

  Highest specified anniversary account value:
    In the event of death
     Account value                                                               $         614,364     $         544,495
     Net amount at risk                                                          $          10,168     $          46,202
     Average attained age of contractholders                                                  60.2                  59.3

  Guaranteed payout annuity floor:
     Account value                                                               $          45,861     $          44,219
     Net amount at risk                                                          $              23     $              34
     Average attained age of contractholders                                                  71.6                  70.9

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                        2012                  2011
                                                                                  ------------------    ------------------

  Account value (general and separate accounts)                                   $       3,694,328     $       3,106,345
  Net amount at risk                                                              $      45,181,638     $      43,018,463
  Average attained age of policyholders                                                        49.0                  49.0

 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2012 were as follows:


                                         MINIMUM
                                    GUARANTEED DEATH
                                       AND INCOME         GUARANTEED PAYOUT      MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                        BENEFITS            ANNUITY FLOOR        WITHDRAWAL BENEFIT      VARIABLE LIFE
                                    ------------------    -------------------    -------------------   -------------------
Balance at beginning of year        $           2,067     $          15,272      $          65,911     $          39,874
Incurred guarantee benefits                     1,675                (2,588)               (18,008)               19,688
Paid guaranteed benefits                       (1,372)                 (303)                     -               (10,442)
                                    ------------------    -------------------    -------------------   -------------------
Balance at end of year              $           2,370     $          12,381      $          47,903     $          49,120
                                    ==================    ===================    ===================   ===================

 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2011 were as follows:


                                         MINIMUM
                                    GUARANTEED DEATH
                                       AND INCOME         GUARANTEED PAYOUT      MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                        BENEFITS            ANNUITY FLOOR        WITHDRAWAL BENEFIT      VARIABLE LIFE
                                    ------------------    -------------------    -------------------   -------------------
Balance at beginning of year        $           1,177     $          12,107      $           8,470     $          24,007
Incurred guarantee benefits                     1,827                 3,558                 57,441                24,969
Paid guaranteed benefits                         (937)                 (393)                     -                (9,102)
                                    ------------------    -------------------    -------------------   -------------------
Balance at end of year              $           2,067     $          15,272      $          65,911     $          39,874
                                    ==================    ===================    ===================   ===================

 The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2012 and 2011 (except where noted otherwise):

 o Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
 o Mean investment performance was 6.48% and 6.90% for 2012 and 2011, respectively, and is consistent with DAC projections over a 10 year period.
 o Annualized monthly standard deviation was 15.28%.
 o Assumed mortality was 100% of the A2000 table.
 o Lapse rates varied by contract type and policy duration, ranging from 1.00% to 17.25%, with an average of 8.00%.
 o Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

 The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2012 and 2011 (except where noted otherwise):

 o Separate account investment performance assumption was 8.00%.
 o Assumed mortality was 100% of pricing levels.
 o Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
 o Long-term general account discount rate grades up to 7.00% and 7.50% over five years for 2012 and 2011, respectively.
 o Separate account discount rate was 7.73%.

 Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:


                                                   VARIABLE ANNUITY CONTRACTS               VARIABLE LIFE CONTRACTS
                                               ------------------------------------   ------------------------------------
                                                    2012                2011               2012                2011
                                               ----------------    ----------------   ----------------    ----------------
Equity                                         $     1,742,620     $     1,515,292    $     1,559,638     $     1,326,698
Bond                                                   676,026             527,220            146,037             142,331
Balanced                                               704,544             557,518            141,131             210,121
Money market                                            54,670              62,839             29,316              34,155
Mortgage                                                54,377              59,474             40,617              43,283
Real estate                                             69,417              62,986             48,615              43,431
                                               ----------------    ----------------   ----------------    ----------------
       Total                                   $     3,301,654     $     2,785,329    $     1,965,354     $     1,800,019
                                               ================    ================   ================    ================


(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

 The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2012 and 2011, the liability associated with unremitted premiums and claims payable was $21,615 and $20,550, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2012 and 2011, the Company had restricted the use of $21,615 and $20,550, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

 Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

 The following table provides a summary of short-term debt and related collateral for that debt as of December 31:


                                                            LIABILITY                             COLLATERAL
                                               ------------------------------------   ------------------------------------
                                                     2012                2011               2012                2011
                                               ----------------    ----------------   ----------------    ----------------
   Reverse repurchase agreement                $        50,000     $        50,000    $        54,838     $        52,982

 Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

    LONG-TERM DEBT

 The following table provides a summary of long-term debt as of December 31:


                                                                                                   LIABILITY
                                                                                      ------------------------------------
                                                                                           2012                2011
                                                                                      ----------------    ----------------
   Surplus notes                                                                      $       118,000     $       120,000
   Federal Home Loan Bank borrowings                                                          150,000                   -
                                                                                      ----------------    ----------------
      Total long-term debt                                                            $       268,000     $       120,000
                                                                                      ================    ================

 In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2012 and 2011, the balance of the surplus notes was $118,000 and $120,000, respectively. During 2012, the Company repurchased $2,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $622 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations and comprehensive income.

 All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2012 and 2011, the accrued interest was $2,832 and $2,887, respectively. Interest paid on the surplus notes for the years ended December 31, 2012, 2011 and 2010 was $9,782, $9,900 and $10,307, respectively.

 The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2012 and 2011, accumulated amortization was $822 and $765, respectively.

 The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2012 have a maturity of 7 years with principal due at that time. The Company pledged $275,445 of fixed maturity CMBS and RMBS securities and mortgage loans as collateral as of December 31, 2012. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $81,000 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $16,675, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

 At December 31, 2012, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2013, $0; 2014, $0; 2015, $0; 2016, $0; 2017, $0; thereafter, $268,000.

 Total interest paid by the Company for the years ended December 31, 2012, 2011 and 2010 was $9,874, $9,900 and $10,309, respectively.

(17) BUSINESS COMBINATIONS

 During 2012, the Company completed the acquisition of American Modern Life Insurance Company and its subsidiary Southern Pioneer Life Insurance Company. The purchase price paid in cash during 2012 was $34,444. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA, which is included in DAC on the consolidated balance sheets, of $7,675 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income was $3,871 for the year ended December 31, 2012. No goodwill was recorded as part of the allocation of purchase price.

 During 2011, the Company acquired Balboa Life Insurance Company and its subsidiary Balboa Life Insurance Company of New York. The aggregate purchase price of $45,780 consisted of $885 and $44,895 cash paid in 2012 and 2011, respectively. The aggregate purchase price was allocated to assets, VOBA and liabilities. VOBA of $1,852 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income was $340 and $153 for the years ended December 31, 2012 and 2011, respectively. No goodwill was recorded as part of the allocation of purchase price.

 The amount of acquisition-related additional cash consideration the Company may have to pay in 2013 and future years if certain thresholds are attained is $2,400 of which $1,388 was accrued at December 31, 2012.

(18) GOODWILL AND INTANGIBLE ASSETS

 The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                                                          2012                2011
                                                                                     ----------------    ----------------
Balance at beginning of year                                                         $        39,711     $        38,975
Additions                                                                                        964                 792
Adjustments to prior year acquisitions                                                             -                 (56)
                                                                                     ----------------    ----------------
Balance at end of year                                                               $        40,675     $        39,711
                                                                                     ================    ================

 A qualitative assessment of goodwill was performed during 2012. The Company assessed economic conditions, industry and market consideration in addition to overall financial performance of the reporting unit. It was determined that the fair value of the reporting unit is, more likely than not, greater than the carrying value and no further goodwill testing was completed and no impairment was recognized. The amount of intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                                                          2012                2011
                                                                                     ----------------    ----------------
Balance at beginning of year                                                         $        4,012      $        5,002
Acquisitions                                                                                  3,079                 892
Amortization                                                                                 (1,941)             (1,882)
                                                                                     ----------------    ----------------
Balance at end of year                                                               $        5,150      $        4,012
                                                                                     ================    ================

 The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2012 include non-compete agreements amortizable on a straight-line basis over three to five years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2011 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2012, 2011 or 2010.

 Intangible asset amortization expense for 2012, 2011 and 2010 in the amount of $1,941, $1,882 and $2,042, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows:
 2013, $1,963 2014, $1,400; 2015, $748; 2016, $418; 2017, $267.

(19) RELATED PARTY TRANSACTIONS

 The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $18,101, $16,089 and $14,470 during 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, the amount due to Advantus under these agreements was $7,038 and $6,402, respectively.

 The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $975, $971 and $2,061 for the years ended December 31, 2012, 2011 and 2010, respectively.

 Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2012, 2011 and 2010, the amounts transferred were $10,272, $10,501, and $10,099, respectively.

 The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2012 and 2011, the amount payable to the Company was $19,475 and $16,335, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2012, 2011, and 2010 were $64,251, $60,215 and $56,193, respectively. In addition, effective December 31, 2010, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2012 and 2011 was $28,229 and $21,584, respectively. The amount payable to SFG at December 31, 2012 and 2011 was $3,963 and $2,821, respectively. As of December 31, 2011, the Company also has a receivable from SFG, in the amount of $18,126, related to the advance of future years' defined benefit plan expenses.

 In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $2,000 in 2012, 2011 and 2010, respectively, for this policy. No claims were paid during 2012, 2011 and 2010. As of December 31, 2012 and 2011, reserves held under this policy were $25,662 and $21,388, respectively.

 The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $23,614, $18,309 and $16,023 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, commission revenue due to the Company from its affiliates was $2,232 and $1,858, respectively.

 Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $7,623, $4,319 and $1,228 in commission expenses related to the sales of these products for the years ended December 31, 2012, 2011 and 2010, respectively.

 On December 31, 2010, the Company transferred sponsorship, as well as the related assets and liabilities, of certain employee benefit plans including defined benefit and other postretirement plans to SFG. The transfer of these benefit plans resulted in an increase to accumulated other comprehensive income
 (loss) of $98,281 in 2010.

(20) OTHER COMPREHENSIVE INCOME

 Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

 The components of other comprehensive income and related tax effects, other than net income are illustrated below:

                                                                                   DECEMBER 31, 2012
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     351,867     $    (124,306)     $     227,561
   Less: Reclassification adjustment for gains
      included in net income                                             (72,034)           25,212            (46,822)
   Unrealized gains (losses) on securities - OTTI                         17,222            (6,028)            11,194
   Adjustment to deferred policy acquisition costs                       (89,533)           31,337            (58,196)
   Adjustment to reserves                                                (44,051)           15,418            (28,633)
   Adjustment to unearned policy and contract fees                         9,761            (3,416)             6,345
   Adjustment to pension and other postretirement plans                   (1,438)              504               (934)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     171,794     $     (61,279)     $     110,515
                                                                   ==============    ===============    ==============


                                                                                   DECEMBER 31, 2011
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     319,525     $    (111,423)     $     208,102
   Less: Reclassification adjustment for gains
      included in net income                                             (67,167)           23,508            (43,659)
   Unrealized gains (losses) on securities - OTTI                         30,660           (10,731)            19,929
   Adjustment to deferred policy acquisition costs                       (99,889)           34,961            (64,928)
   Adjustment to reserves                                                (72,822)           25,488            (47,334)
   Adjustment to unearned policy and contract fees                        57,267           (20,044)            37,223
   Adjustment to pension and other postretirement plans                   (9,688)            3,391             (6,297)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     157,886     $     (54,850)     $     103,036
                                                                   ==============    ===============    ==============

 The components of other comprehensive income and related tax effects, other than net income are illustrated below (Continued):


                                                                                   DECEMBER 31, 2010
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     355,634     $    (125,821)     $     229,813
   Less: Reclassification adjustment for gains
      included in net income                                             (33,341)           11,669            (21,672)
   Unrealized gains (losses) on securities - OTTI                         97,996           (34,299)            63,697
   Adjustment to deferred policy acquisition costs                       (82,651)           28,928            (53,723)
   Adjustment to reserves                                                (14,903)            5,216             (9,687)
   Adjustment to unearned policy and contract fees                        25,924            (9,073)            16,851
   Adjustment to pension and other postretirement plans                  (27,697)            9,694            (18,003)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     320,962     $    (113,686)     $     207,276
                                                                   ==============    ===============    ==============


  The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                                                         2012              2011
                                                                                     --------------    --------------
Gross unrealized gains                                                               $   1,173,099     $     903,505
Gross unrealized losses                                                                    (29,789)          (40,028)
Gross unrealized losses - OTTI                                                              18,342             1,120
Adjustment to deferred policy acquisition costs                                           (297,214)         (207,681)
Adjustment to reserves                                                                    (190,979)         (146,928)
Adjustment to unearned policy and contract fees                                             92,708            82,947
Adjustment to pension and other postretirement plans                                       (13,997)          (12,559)
                                                                                     --------------    --------------
                                                                                           752,170           580,376
Deferred federal income tax expenses                                                      (259,704)         (198,425)
                                                                                     --------------    --------------
      Net accumulated other comprehensive income (loss)                              $     492,466     $     381,951
                                                                                     ==============    ==============


(21)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

 The Company declared and paid cash dividends to SFG totaling $0, $0 and $11,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

 Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2012 statutory results, the maximum amount available for the payment of dividends during 2013 by Minnesota Life Insurance Company without prior regulatory approval is $218,183.

 For the years ended December 31, 2012, 2011 and 2010 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

 The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

 The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2012 and 2011, these securities were reported at fair value of $48,161 and $30,433, respectively.

 The Company has long-term commitments to fund alternative investments and real estate investments totaling $279,149 as of December 31, 2012. The Company estimates that $112,000 of these commitments will be invested in 2013, with the remaining $167,149 invested over the next four years.

 As of December 31, 2012, the Company had committed to purchase mortgage loans totaling $70,855 but had not completed the purchase transactions.

 As of December 31, 2012, the Company had committed to purchase corporate fixed maturity securities totaling $23,188 but had not completed the purchase transactions.

 The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2013, $11,267; 2014, $11,267; 2015, $11,267; 2016, $11,267; 2017, $11,267.

 The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2013, $719; 2014, $687; 2015, $656; 2016,
 $399; 2017, $268. Lease expense, net of sub-lease income, for the years ended December 31, 2012, 2011 and 2010 was $8,731, $8,649, and $8,561, respectively.
 The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2013, $3,448; 2014, $3,123; 2015, $2,229; 2016, $1,658;
 2017, $1,096.

 At December 31, 2012, the Company had guaranteed the payment of $55,200 of policyholder dividends and discretionary amounts payable in 2013. The Company has pledged fixed maturity securities, valued at $67,938 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

 The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2012 and 2011, the assets held in trust were $582,178 and $599,410, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

 Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. The accrual related to these guarantees is immaterial at December 31, 2012.

 In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

 In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

 The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2013. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2012 and 2011 was approximately $2,516 and $2,229, respectively.

 The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2012 and 2011 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,267 and $2,394 as of December 31, 2012 and 2011, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

 The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

 The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2012, 2011 and 2010.

 The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $137,877, $128,147 and $81,469 in 2012, 2011 and 2010, respectively. Statutory surplus of these operations was $2,181,829 and $2,037,134 as of December 31, 2012 and 2011,
 respectively.

(24) SUBSEQUENT EVENTS

 The Company evaluated subsequent events through March 6, 2013, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2012
                                (IN THOUSANDS)

                                                                                                         AS SHOWN
                                                                                                          ON THE
                                                                                                       CONSOLIDATED
TYPE OF INVESTMENT                                              COST (3)             VALUE             BALANCE SHEET (1)
                                                            -----------------   -----------------    ---------------------
Fixed maturity securities
     U.S. government                                         $       351,678     $       387,852      $       387,852
     Agencies not backed by the full faith and
       credit of the U.S. government                                 189,441             199,208              199,208
     Foreign governments                                              48,309              57,504               57,504
     Public utilities                                                775,064             871,007              871,007
     Asset-backed securities                                         436,413             479,843              479,843
     Mortgage-backed securities                                    2,716,652           2,940,574            2,940,574
     All other corporate fixed maturity securities                 5,617,031           6,219,574            6,219,574
                                                            -----------------   -----------------    -----------------
        Total fixed maturity securities                           10,134,588          11,155,562           11,155,562
                                                            -----------------   -----------------    -----------------

Equity securities:
     Common stocks:
        Public utilities                                              29,873              29,041               29,041
        Banks, trusts and insurance companies                        147,252             165,933              165,933
        Industrial, miscellaneous and all other                       82,499             109,694              109,694
     Nonredeemable preferred stocks                                   12,245              12,604               12,604
                                                            -----------------   -----------------    -----------------
        Total equity securities                                      271,869             317,272              317,272
                                                            -----------------   -----------------    -----------------

Mortgage loans on real estate                                      1,538,502              xxxxxx            1,538,502
Real estate (2)                                                        4,755              xxxxxx                4,755
Policy loans                                                         352,756              xxxxxx              352,756
Other investments                                                    307,416              xxxxxx              307,416
Alternative investments                                              424,367              xxxxxx              494,890
Derivative investments                                               195,693              xxxxxx              195,693
Fixed maturity securities on loan                                     43,649              xxxxxx               47,560
Equity securities on loan                                              4,789              xxxxxx                5,692
                                                            -----------------                        -----------------
        Total                                                      2,871,927              xxxxxx            2,947,264
                                                            -----------------                        -----------------

Total investments                                            $    13,278,384              xxxxxx      $    14,420,098
                                                            =================                        =================


(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $4,755.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.


See accompanying report of independent registered public accounting firm.

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                         (IN THOUSANDS)



                                         AS OF DECEMBER 31,
                       --------------------------------------------------------
                        DEFERRED     FUTURE POLICY                 OTHER POLICY
                         POLICY        BENEFITS,                   CLAIMS AND
                       ACQUISITION   LOSSES, CLAIMS   UNEARNED      BENEFITS
                          COSTS      AND SETTLEMENT  PREMIUMS (2)    PAYABLE
      SEGMENT                        EXPENSES (1)
---------------------  ------------  -------------- -------------  ------------
2012:
   Life insurance       $  534,160    $  4,575,182   $   166,531    $  372,889
   Accident and
      health insurance      18,449         700,621        41,602        48,857
   Annuity                 132,608       5,430,037            50           129
                       ------------  -------------- -------------  ------------
                        $  685,217    $ 10,705,840   $   208,183    $  421,875
                       ============  ============== =============  ============

2011:
   Life insurance       $  547,299    $  4,032,968   $   138,391    $  311,251
   Accident and
      health insurance      22,400         706,414        33,280        38,164
   Annuity                 125,048       5,319,429            20            60
                       ------------  -------------- -------------  ------------
                        $  694,747    $ 10,058,811   $   171,691    $  349,475
                       ============  ============== =============  ============

2010:
   Life insurance       $  560,467    $  3,677,196   $   176,305    $  285,109
   Accident and
      health insurance      22,643         708,003        31,645        33,441
   Annuity                 141,273       5,053,172            16            42
                       ------------  -------------- -------------  ------------
                        $  724,383    $  9,438,371   $   207,966    $  318,592
                       ============  ============== =============  ============


                                         FOR THE YEARS ENDED DECEMBER 31,
                       --------------------------------------------------------------------------------------
                                                      BENEFITS,      AMORTIZATION
                                          NET        CLAIMS, LOSSES  OF DEFERRED       OTHER
                         PREMIUM      INVESTMENT     AND SETTLEMENT    POLICY       OPERATING      PREMIUMS
                       REVENUE (3)      INCOME        EXPENSES (5)   ACQUISITION     EXPENSES     WRITTEN (4)
      SEGMENT                                                           COSTS
---------------------  ------------   ------------   ------------   ------------- -------------  ------------
2012:
   Life insurance       $1,837,046     $  363,692     $1,649,410     $   138,796   $   622,318
   Accident and
      health insurance     215,540         10,117         86,697          10,481       119,309
   Annuity                 165,249        255,524        251,870          31,190       152,461
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $2,217,835     $  629,333     $1,987,977     $   180,467   $   894,088    $        -
                       ============   ============   ============   ============= =============  ============

2011:
   Life insurance       $1,678,480     $  343,629     $1,508,414     $   121,768   $   581,951
   Accident and
      health insurance     194,097         10,597         77,830           9,940       113,393
   Annuity                 204,774        263,898        300,639          37,473       142,049
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $2,077,351     $  618,124     $1,886,883     $   169,181   $   837,393    $        -
                       ============   ============   ============   ============= =============  ============

2010:
   Life insurance       $1,599,457     $  314,767     $1,434,989     $   135,572   $   571,227
   Accident and
      health insurance     162,123         10,540         74,689          11,339        99,178
   Annuity                 194,628        260,649        300,394          37,622       136,290
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $1,956,208     $  585,956     $1,810,072     $   184,533   $   806,695    $        -
                       ============   ============   ============   ============= =============  ============


   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends




See accompanying report of independent registered public accounting firm.

                 MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                   YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                 (IN THOUSANDS)


                                                                                                                         PERCENTAGE
                                                                   CEDED TO         ASSUMED FROM                         OF AMOUNT
                                                 GROSS              OTHER              OTHER                NET           ASSUMED
                                                 AMOUNT           COMPANIES          COMPANIES            AMOUNT           TO NET
                                            -----------------  -----------------  -----------------  ------------------  ----------

2012:   Life insurance in force              $   851,766,646    $   223,184,654    $       868,248    $    629,450,240        0.1%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,740,495    $       347,617    $        22,871    $      1,415,749        1.6%
             Accident and health insurance           311,291             98,612              2,861             215,540        1.3%
             Annuity                                  32,539                  -                  -              32,539        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     2,084,325    $       446,229    $        25,732    $      1,663,828        1.5%
                                            =================  =================  =================  ==================

2011:   Life insurance in force              $   771,937,513    $   189,269,664    $       897,972    $    583,565,821        0.2%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,516,771    $       275,426    $        24,382    $      1,265,727        1.9%
             Accident and health insurance           278,537             88,259              3,819             194,097        2.0%
             Annuity                                  82,175                  -                  -              82,175        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     1,877,483    $       363,685    $        28,201    $      1,541,999        1.8%
                                            =================  =================  =================  ==================

2010:   Life insurance in force              $   680,020,319    $   150,837,900    $     1,031,813    $    530,214,232        0.2%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,385,008    $       219,309    $        21,915    $      1,187,614        1.8%
             Accident and health insurance           236,168             78,701              4,656             162,123        2.9%
             Annuity                                  83,351                  -                  -              83,351        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     1,704,527    $       298,010    $        26,571    $      1,433,088        1.9%
                                            =================  =================  =================  ==================




See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


      (a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2012, are included in Part B of this filing and consist of the following:


            1.    Report of Independent Registered Public Accounting Firm.


            2.    Statements of Assets and Liabilities, as of December 31, 2012.

            3. Statements of Operations, year or period ended December 31, 2012.

            4. Statements of Changes in Net Assets, for the years or periods ended December 31, 2012 and 2011.


            5.    Notes to Financial Statements.

            Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

            1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and subsidiaries.


            2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2012 and 2011.

            3. Consolidated Statements of Operations - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012, 2011 and 2010.

            4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012, 2011 and 2010.

            5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012, 2011 and 2010.

            6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012, 2011 and 2010.

            7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2012.

            8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012 and 2011.

            9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012, 2011 and 2010.


      (b)   Exhibits


            1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed February 28, 2005 as this exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

            2.    Not applicable.

            3.    (a)  The Amended and Restated Distribution Agreement between
                       Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

            4.    (a)  Flexible Payment Deferred Variable Annuity Contract, form
                       MHC-87-9154 previously filed March 2, 1999 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                  (b) Endorsement, form 87-9157 previously filed April 24, 1997 as Exhibit 24(c)(4)(c) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (c) Endorsement, form 87-9164 previously filed April 24, 1997 as Exhibit 24(c)(4)(d) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (d) Flexible Payment Deferred Variable Annuity Contract, form 87-9154 Rev. 2-88 previously filed April 24, 1997 as
                       Exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4. File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (e) Endorsement, form 87-9172 previously filed April 24, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (f) Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 2, 1999 as Exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                  (g) Endorsement, form 91-9258 previously filed April 24, 1997 as Exhibit 24(c)(4)(h) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (h) Flexible Payment Deferred Variable Annuity Contract, form MHC-87-9154 Rev. 3-91 previously filed April 24, 1997 as
                       Exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (i) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 2, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                  (j) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed March 2, 1999 as Exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

            5.    (a)  Application, form 87-9155 Rev. 6-87 previously filed
                       April 24, 1997 as exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (b) Application, form 87-9156 Rev. 6-87 previously filed April 24, 1997 as exhibit 24(c)(5)(b) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (c) Application, form MHC-84-9093 Rev. 7-1998 previously filed March 2, 1999 as exhibit 24(c)(5)(c) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                  (d) Application, form MHC-96-9355 Rev. 8-2010 previously filed on April 25, 2011 as exhibit 24(c)(5)(d) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Numbers #27 and #175, is hereby incorporated by reference.

            6.    Certificate of Incorporation and Bylaws.

                  (a) The Restated Certificate of Incorporation previously filed February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                  (b)  The Bylaws of the Depositor previously filed as
                       exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

            7.    Not applicable.


            8.    (a)  Participation Agreement among Securian Funds Trust,
                       Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                  (a) (i)Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                  (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (iii) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (iv) Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as
                               Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                       (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                       (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                       (vii) Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                               Exhibit 24(c)(8)(b)(vii) to Variable Annuity
                               Account's Form N-4, File Number 333-136242,
                               Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Minnesota Life's Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                  (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e) to Variable Annuity Account's From N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                       (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                  (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(f) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                       (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                  (g) Participation Agreement by and among Minnesota Life Insurance Company, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. filed April 30, 2003 as exhibit 27(h)(12) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                  (h) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383,
                       Post-Effective Amendment Number 4, is hereby incorporated by reference.

                       (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                       (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.


                       (iii) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.


                       (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as
                               Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                       (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                       (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.


                       (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity
                               Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


                      (viii) Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012 is hereby incorporated by reference.

                        (ix)  Participation Agreement Addendum dated May 1,
                              2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                         (x) Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                        (xi) Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


                  (i) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                       (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                       (ii)    Second Amendment to the Target Funds
                               Participation Agreement among Minnesota Life
                               Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.


                       (iii) Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc. Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii)to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


                  (j) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

                  (k) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                  (l) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as
                       Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                  (m) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                  (n) Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as
                       Exhibit 26(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

                  (o) Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)(8)(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (p) Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company filed April 25, 2011 as Exhibit 24(c)(8)(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (q) American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)(8)(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

            9.    Opinion and consent of Michael P. Boyle, Esq.


            10.   Consent of KPMG LLP.


            11.   Not applicable.

            12.   Not applicable.

      13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY


NAME AND PRINCIPAL                            POSITION AND OFFICES
BUSINESS ADDRESS                              WITH MINNESOTA LIFE
-------------------                           --------------------

Brian C. Anderson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Eric J. Bentley                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                              Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN 55425

John W. Castro                                Director
Merrill Corporation
One Merrill Circle
St. Paul, MN 55108

Gary R. Christensen                           Director, Vice President and
Minnesota Life Insurance Company              General Counsel
400 Robert Street North
St. Paul, MN 55101

Susan L. Ebertz                               Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                               Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Julio A. Fesser                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Sara H. Gavin                                 Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN 55437

John F. Grundhofer                            Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN 55402

Mark B. Hier                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Christopher M. Hilger                         Director and Executive Vice
Minnesota Life Insurance Company              President
400 Robert Street North
St. Paul, MN 55101

John H. Hooley                                Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Daniel H. Kruse                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                              Senior Vice President, Treasurer
Minnesota Life Insurance Company              and Controller
400 Robert Street North
St. Paul, MN 55101

Richard L. Manke                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Jean Delaney Nelson                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Maria H. O'Phelan                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Kathleen L. Pinkett                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                           Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                               Director
Carlson
701 Carlson Parkway
Minnetonka, MN 55305-8215

Robert L. Senkler                             Chairman, President and Chief
Minnesota Life Insurance Company              Executive Officer
400 Robert Street North
St. Paul, MN 55101

Bruce P. Shay                                 Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Nancy R. Swanson                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                             Director, Executive Vice President
Minnesota Life Insurance Company              and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH MINNESOTA LIFE INSURANCE COMPANY OR MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)
         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)
         CFG Insurance Services, Inc. (Maryland)
         Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company
         American Modern Life Insurance Company
         Balboa Life Insurance Company
         Balboa Life Insurance Company of New York

         Marketview Properties, LLC
         Marketview Properties II, LLC
         Marketview Properties IV, LLC

Wholly-owned subsidiaries of Enterprise Holding Corporation:


         Oakleaf Service Corporation
         Vivid Print Solutions, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

         Cherokee National Life Insurance Company (Georgia)

         CNL/Insurance America, Inc.

         CNL/Resource Marketing Corporation (Georgia)

Wholly-owned subsidiary of American Modern Life Insurance Company:

         Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 4, 2013, the number of holders of securities of the Registrant were as follows:



                                   Number of Record
      Title of Class                   Holders
      --------------               ----------------
Variable Annuity Contracts               2,755


ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Securian Financial Services, Inc. currently acts as principal underwriter for the following investment companies:
              Variable Fund D
              Variable Annuity Account
              Minnesota Life Variable Life Account

              Minnesota Life Individual Variable Universal Life Account

              Minnesota Life Variable Universal Life Account
              Securian Life Variable Universal Life Account

         (b)  Directors and Officers of Securian Financial Services, Inc.:

                      DIRECTORS AND OFFICERS OF UNDERWRITER

                                        POSITIONS AND
NAME AND PRINCIPAL                      OFFICE
BUSINESS ADDRESS                        WITH UNDERWRITER
-------------------                     ----------------

George I. Connolly                      President, Chief
Securian Financial Services, Inc.       Executive Officer and
400 Robert Street North                 Director
St. Paul, MN 55101

Gary R. Christensen                     Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                       Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                        Senior Vice President, Chief
Securian Financial Services, Inc.       Compliance Officer and
400 Robert Street North                 Secretary
St. Paul, MN 55101

Richard A. Diehl                        Vice President and
Securian Financial Services, Inc.       Chief Investment Officer
400 Robert Street North
St. Paul, MN 55101

Scott C. Thorson                        Vice President - Business Operations and
Securian Financial Services, Inc.       Treasurer
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                     Vice President - Business
Securian Financial Services, Inc.       and Market Development
400 Robert Street North
St. Paul, MN 55101

         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  NAME OF           NET UNDERWRITING    COMPENSATION ON
 PRINCIPAL               DISCOUNTS AND        REDEMPTION OR     BROKERAGE        OTHER
UNDERWRITER               COMMISSIONS         ANNUITIZATION    COMMISSIONS    COMPENSATION
-----------            ------------------   -----------------  -----------    ------------
Securian Financial
 Services, Inc.        $31,319,623


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 25th day of April, 2013.


                                           VARIABLE ANNUITY ACCOUNT
                                           (Registrant)

                                       By: MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)

                                       By         /s/ Robert L. Senkler
                                           -------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 25th day of April, 2013.


                                           MINNESOTA LIFE INSURANCE COMPANY

                                       By         /s/ Robert L. Senkler
                                           -------------------------------------
                                                      Robert L. Senkler
                                              Chairman of the Board, President
                                                 and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              SIGNATURE         TITLE                           DATE
              ---------         -----                           ----
/s/ Robert L. Senkler           Chairman, President and         April 25, 2013
-----------------------------   Chief Executive Officer
Robert L. Senkler

*                               Director
-----------------------------
Mary K. Brainerd

                                Director
-----------------------------
John W. Castro

*                               Director
-----------------------------
Gary R. Christensen

*                               Director
-----------------------------
Sara H. Gavin

*                               Director
-----------------------------
John F. Grundhofer

*                               Director
-----------------------------
Christopher M. Hilger

*                               Director
-----------------------------
John H. Hooley

*                               Director
-----------------------------
Dennis E. Prohofsky

                                Director
-----------------------------
Trudy A. Rautio

*                               Director
-----------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro           Executive Vice President        April 25, 2013
-----------------------------   and Chief Financial Officer
Warren J. Zaccaro               (chief financial officer)

/s/ Warren J. Zaccaro           Executive Vice President        April 25, 2013
-----------------------------   and Chief Financial Officer
Warren J. Zaccaro               (chief accounting officer)

/s/ David J. LePlavy            Senior Vice President,          April 25, 2013
-----------------------------   Treasurer and Controller
David J. LePlavy                (treasurer)

/s/ Gary R. Christensen         Director and Attorney-in-Fact   April 25, 2013
-----------------------------
Gary R. Christensen




* Pursuant to power of attorney dated October 15, 2012, a copy of which is filed herewith.

                                  EXHIBIT INDEX

Exhibit Number  Description of Exhibit
--------------  ----------------------
9.              Opinion and consent of Michael P. Boyle, Esq.

10.             Consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.